CALIFORNIA
                                INVESTMENT TRUST
                                ----------------
                                  FUND GROUPTM

                               SEMI-ANNUAL REPORT

                               FEBRUARY 28, 1999

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1999
                                  (unaudited)

     Par                                                                                                     Value
    Value                                                                        Rate        Maturity       (Note 1)
    -----                                                                        ----        --------       --------
VARIABLE RATE DEMAND NOTES* (61.99%)
                ANAHEIM PUBLIC IMPROVEMENT CORP.
$  2,800,000    Certificates of Particip., 1993 Refunding Project ..........    2.500%        03/02/99    $  2,800,000
                CALIFORNIA HEALTH FACILITIES FIN. AUTHORITY
   3,000,000    Cottage Hospital Santa Barbara 1985 Series B ...............    2.500%        03/03/99       3,000,000
                CALIFORNIA POLLUTION CONTROL FINANCE AUTHORITY
   2,900,000    So Cal Edison Series 1986A .................................    3.550%        03/01/99       2,900,000
   1,200,000    So Cal Edison Series 1986C .................................    3.550%        03/01/99       1,200,000
   3,575,000    Shell Oil Company Series 1991B .............................    3.000%        03/01/99       3,575,000
   3,900,000    PG&E C .....................................................    3.050%        03/01/99       3,900,000
                EASTERN MUNICIPAL WATER DISTRICT
   3,000,000    Water & Sewer Rev. Certificates of Participation ...........    2.600%        03/03/99       3,000,000
                IRVINE RANCH WATER DISTRICT
   4,000,000    Consolidated Series, 85 A ..................................    3.100%        03/01/99       4,000,000
   3,800,000    Consolidated Series, 85 C ..................................    3.100%        03/01/99       3,800,000
   2,100,000    Consolidated Series, 91 ....................................    3.100%        03/01/99       2,100,000
   4,000,000    COP, Series 86 .............................................    3.000%        03/01/99       4,000,000
   3,100,000    Ranch Water District .......................................    3.100%        03/01/99       3,100,000
                CIT OF IRVINE
   3,000,000    Assessment District ........................................    3.100%        03/01/99       3,000,000
                CITY OF TUSTIN
   2,400,000    CA Improvement .............................................    3.100%        03/01/99       2,400,000
                CALIFORNIA HEALTH FAC. FIN. AUTHORITY
   4,100,000    Ref Rev. St. Joseph, Series 8 ..............................    3.100%        03/01/99       4,100,000
   1,800,000    Sutter Health, Series 1996B ................................    3.100%        03/01/99       1,800,000
                ORANGE COUNTY WATER DISTRICT
   2,600,000    COP's Series 90B ...........................................    3.150%        03/01/99       2,600,000
                LOS ANGELES MTA
   2,900,000    Tax Revenue Refunding Bonds, 1993 Series A .................    2.600%        03/03/99       2,900,000
                LOS ANGELES COUNTY
   2,500,000    Pension Obligation Refunding Bonds .........................    2.500%        03/02/99       2,500,000
                NEWPORT BEACH, CITY OF
   4,000,000    Hoag Mem. Hospital Presbyterian, Series 1992 ...............    3.100%        03/01/99       4,000,000
                ORANGE COUNTY SANITATION DISTRICT
   3,800,000    Refunding Cert. of Participation, 1993 Series ..............    3.100%        03/01/99       3,800,000
                RIVERSIDE REDEVELOPMENT AGENCY
   2,800,000    Multi-family Housing Revenue Bonds .........................    2.550%        03/02/99       2,800,000
                SAN BERNADINO COUNTY
   3,500,000    COP, 1996 County Center Refinancing Project ................    2.550%        03/02/99       3,500,000
                SANTA CLARA, CITY OF
   1,000,000    Electric Revenue Series 1985A ..............................    2.550%        03/02/99       1,000,000
   1,000,000    Electric Revenue Series 1985C ..............................    2.550%        03/02/99       1,000,000
                SOUTH SAN FRANCISCO, CITY OF
     575,000    Certificates of Participation ..............................    2.550%        03/03/99         575,000
                SOUTHERN CA PUBLIC POWER AUTHORITY
   3,000,000    Power Project Revenue Bond, Series C .......................    2.500%        03/02/99       3,000,000
                                                                                                          ------------
                   Total Variable Rate Demand Notes
                      (cost $76,350,000) ...................................                                76,350,000
                                                                                                          ------------

                                       1

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                     PORTFOLIO OF INVESTMENTS--(Continued)
                               February 28, 1999
                                  (unaudited)

     Par                                                                                                     Value
    Value                                                                        Rate        Maturity       (Note 1)
    -----                                                                        ----        --------       --------
                TAX AND REVENUE ANTICIPATION NOTES (18.51%)
$  2,000,000    CA School Cash Res. Program ................................    4.500%        07/02/99    $  2,004,934
   1,000,000    Cambell Union School District ..............................    4.000%        08/02/99       1,001,832
   2,000,000    State of California Rev. Anticipation Note .................    4.000%        06/30/99       2,005,498
   2,000,000    Fremont Unified School District ............................    3.900%        06/30/99       2,001,277
   2,000,000    Oxnard School District .....................................    4.000%        08/19/99       2,004,341
   1,300,000    San Carlos School District .................................    4.000%        06/30/99       1,301,664
   2,000,000    San Francisco City & County, GOs ...........................    4.500%        06/15/99       2,005,364
   2,000,000    San Luis Obispo County .....................................    4.250%        07/07/99       2,004,740
   2,000,000    Santa Barbara School Finance Authority .....................    4.500%        06/30/99       2,005,305
   2,000,000    Santa Clara County Tax and Revenue Notes ...................    4.500%        10/01/99       2,018,345
   1,910,000    Eastside Union High School .................................    4.250%        10/01/99       1,923,689
   2,500,000    City of San Diego Tax Ant. Note, Series A ..................    4.500%        09/30/99       2,522,811
                                                                                                          ------------
                   Total Tax and Revenue Anticipation Notes
                      (cost $22,799,800) ...................................                                22,799,800
                                                                                                          ------------
COMMERCIAL PAPER (19.08%)
                CALIFORNIA EDUCATIONAL FACILITIES
   3,000,000    Carnegie Institution .......................................    2.600%        04/07/99       3,000,000
                EASTBAY MUNICIPAL UTILITY DISTRICT
   3,500,000    Water System Series ........................................    2.800%        05/25/99       3,500,000
                LOS ANGELES DEPT. OF WATER & POWER
   3,500,000    Electric Plant Short-Term Revenue Certificates .............    2.650%        08/04/99       3,500,000
                CITY OF LOS ANGELES WASTE WATER
   3,500,000    Wastewater System ..........................................    2.650%        05/05/99       3,500,000
                METROPOLITAN WATER DISTRICT OF SO. CA
   2,400,000    Metropolitan Water District of Southern CA .................    2.450%        05/05/99       2,400,000
   1,500,000    Metropolitan Water District of Southern CA .................    2.450%        07/08/99       1,500,000
                SACRAMENTO MUNICIPAL UTILITIES DISTRICT
   3,100,000    Commercial Paper Notes Series I ............................    2.700%        04/01/99       3,100,000
                SAN DIEGO COUNTY REGIONAL TRANS. AUTH.
   3,000,000    Sales Tax Revenue, Series A ................................    2.600%        05/12/99       3,000,000
                                                                                                          ------------
                   Total Commercial Paper
                      (cost $23,500,000) ...................................                                23,500,000
                                                                                                          ------------
                   Total Investments (99.58%)
                      (cost $122,649,800) (a) ..............................                               122,649,800

                   Other Net Assets (0.42%) ................................                                   521,947
                                                                                                          ------------
                   Net Assets (100.00%) ....................................                              $123,171,747
                                                                                                          ============

---------------
(a) Aggregate cost for federal income tax purposes is $122,649,800.
* Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

                        CALIFORNIA TAX-FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1999
                                  (unaudited)

     Par                                                                                                     Value
    Value                                                                        Rate         Maturity      (Note 1)
    -----                                                                        ----         --------      --------
LONG-TERM SECURITIES (95.32%)
                ALAMEDA CORRIDOR TRANSPORTATION AUTH.
$  2,500,000    Tax Exempt Senior Lien Revenue Bonds .......................    5.000%        10/01/07    $  2,668,750
                ANAHEIM  PUBLIC FINANCE AUTHORITY
   2,250,000    Public Improvement Project .................................    6.000%        09/01/12       2,604,375
                CALIFORNIA EDUCATIONAL FAC. AUTHORITY
   2,025,000    USC Refunding Revenue Bonds, 1997 Series A .................    5.600%        10/01/04       2,209,781
   1,290,000    Revenue Bonds (Pooled Colleges & Universities) .............    5.250%        12/01/07       1,398,038
   2,000,000    Revenue Bonds (University of San Francisco) ................    6.000%        10/01/16       2,240,000
                CA POLLUTION CONTROL AUTHORITY
   3,000,000    San Diego Gas & Electric, Series 1996A .....................    5.900%        06/01/14       3,397,500
   1,950,000    San Diego Gas & Electric, Series A .........................    5.900%        06/01/14       2,218,125
                CALIFORNIA, STATE OF
   5,000,000    General Obligations ........................................    6.250%        09/01/12       5,912,500
                STATE OF CA DEPT. OF WATER RESOURCES
   2,320,000    Water System Revenue Bonds, Central Valley J-1 .............    7.000%        12/01/11       2,900,000
   2,835,000    Water System Revenue Bonds, Central Valley J-3 .............    7.000%        12/01/11       3,554,381
                CA STATE PUBLIC WORKS BOARD
   4,000,000    Imperial County, State Prisons .............................    6.500%        09/01/17       4,760,000
   5,000,000    Lease Revenue Bonds Regents of Univ of CA ..................    5.500%        06/01/14       5,468,750
                CA STATEWIDE COMMUNITIES DEV. AUTHORITY
   2,250,000    Certificates of Participation, Cedars Sinai ................    6.500%        08/01/12       2,587,500
   3,615,000    Children's Hospital of Los Angeles, Series 1993 ............    6.000%        06/01/09       4,107,544
                CASTAIC LAKE WATER AGENCY
   2,090,000    Certificates of Participation, 1994 Series A ...............    7.250%        08/01/09       2,615,113
                CENTRAL COAST WATER AUTHORITY
   1,420,000    Cal. Revenue Refunding Bonds,1996 Series A .................    6.000%        10/01/08       1,624,125
                CONTRA COSTA WATER DISTRICT
   4,000,000    Water Revenue Bonds, Series E ..............................    6.250%        10/01/12       4,730,000
                CULVER CITY REDEVELOPMENT FIN. AUTHORITY
   3,000,000    Tax Allocation Refunding Revenue Bonds, 1993 ...............    5.500%        11/01/14       3,270,000
                ELK GROVE UNIFIED SCHOOL DISTRICT
   3,000,000    Special Tax Refunding, Series 1995 .........................    6.500%        12/01/24       3,663,750
                FONTANA UNIFIED SCHOOL DISTRICT
   4,240,000    GO Convertible Bonds, 1993 Series C ........................    6.250%        05/01/12       4,913,100
                FRESNO, CITY OF
   4,000,000    Sewer System Revenue Bonds .................................    5.250%        09/01/19       4,195,000
                GOLDEN WEST SCHOOLS FINANCING AUTHORITY
   1,410,000    General Obligations Refinancing Bond Series A ..............    6.600%        08/01/15       1,720,200
                KERN HIGH SCHOOL DISTRICT
   2,555,000    General Obligation Bonds, 1996 Series A ....................    6.600%        08/01/16       3,024,481
                LA QUINTA REDEVELOPMENT AGENCY
   1,015,000    Tax Allocation Refunding Redev. Project Area #1 ............    7.300%        09/01/09       1,281,438
                LAGUNA SALADA UNIFIED SCHOOL DISTRICT
   1,070,000    General Obligation Bonds ...................................    5.250%        08/01/13       1,148,913
                LA CONVENTION & EXHIBIT CENTER
   1,300,000    Certificates of Participation 1985 * .......................    9.000%        12/01/20       1,694,875
   4,500,000    Lease Revenue Bonds, 1993 Series A .........................    6.000%        08/15/10       5,186,250
                LA DEPARTMENT OF AIRPORTS, CITY OF
   2,500,000    Refunding Revenue Bonds ....................................    6.500%        05/15/04       2,818,750
                LA STATE BUILDING AUTHORITY
   3,500,000    Lease Revenue Refunding Bonds ..............................    5.625%        05/01/11       3,876,250

                                       3

                        CALIFORNIA TAX-FREE INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)

     Par                                                                                                     Value
    Value                                                                        Rate         Maturity      (Note 1)
    -----                                                                        ----         --------      --------
LONG-TERM SECURITIES (CONTINUED)
                LA UNIFIED SCHOOL DISTRICT
$  1,625,000    General Obligation Bonds, 1997 Series A ....................    4.900%        07/01/09    $  1,714,375
   2,450,000    General Obligation Bonds, 1997 Series A ....................    6.000%        07/01/14       2,814,438
                LA, DEPARTMENT OF WATER AND POWER
   3,000,000    Wastewater System Revenue Bonds 1994 .......................    8.500%        06/01/04       3,660,000
                LA COUNTY TRANSPORTATION COMMISSION
   4,540,000    Sales Tax Revenue Refunding Bonds, 1991 Series B ...........    6.500%        07/01/10       5,357,200
                M-S-R PUBLIC POWER AGENCY
   3,500,000    San Juan Project Refunding Rev Bonds, Ser. F ...............    6.125%        07/01/13       4,077,500
                METROPOLITAN WATER DISTRICT OF SO. CA
   4,000,000    Water Revenue Bonds 1995 Series A ..........................    5.750%        07/01/15       4,350,000
                MODESTO IRRIGATION DIST. FINANCING AUTHORITY
   2,000,000    Domestic Water Project .....................................    5.000%        09/01/16       2,017,500
                TRANSMISSION AGENCY OF NORTHERN CA
   1,000,000    CA-Oregon Transmission Project, Series 1990A ...............    7.000%        05/01/13       1,242,500
   2,500,000    CA-Oregon Transmission Project .............................    5.300%        05/01/09       2,718,750
                REDEVELOPMENT AGENCY OF OAKLAND
   4,000,000    Central District Redev. Project Ser. 1992 ..................    5.500%        02/01/14       4,370,000
                ORANGE COUNTY LOCAL TRANS. AUTHORITY
   1,500,000    Measure M Sales Tax Revenue Bonds ..........................    9.500%        02/15/03       1,816,875
                PASADENA UNIFIED SCHOOL DISTRICT
   2,265,000    General Obligation Bonds, 1997 Series A ....................    5.000%        05/01/18       2,265,000
                POMONA UNIFIED SCHOOL DISTRICT
   1,175,000    General Obligation Refunding Bonds .........................    5.700%        08/01/08       1,318,938
                PORT HUENEME, CITY OF
   2,200,000    Refunding Certificates of Participation, 1992 ..............    6.000%        04/01/12       2,538,250
                RANCHO CA WATER DISTRICT FINANCE AUTH.
   3,000,000    Revenue Refunding Bonds ....................................    5.875%        11/01/10       3,337,500
                RIVERSIDE, CITY OF
   1,500,000    Water Revenue Bond Issue 1991 ..............................    9.000%        10/01/01       1,704,375
                RIVERSIDE COUNTY TRANS. AGENCY
   2,000,000    General Obligation Refunding Bonds .........................    5.750%        06/01/09       2,250,000
                SACRAMENTO MUNICIPAL UTILITY DISTRICT
   4,000,000    Refunding Revenue Bonds Series A ...........................    6.250%        08/15/10       4,680,000
                SACRAMENTO REDEVELOPMENT AGENCY
   1,135,000    Downtown Sacramento Redevelopment Project ..................    4.750%        11/01/08       1,191,750
                SADDLEBACK VALLEY SCHOOL DISTRICT
   1,575,000    Special Tax Revenue Bonds, 1996 Series A ...................    6.000%        09/01/16       1,801,406
                SAN BERNADINO, COUNTY OF
   3,000,000    Certificates of Participation, Series B ....................    6.875%        08/01/24       3,798,750
                SAN BERNADINO COUNTY TRANS AUTHORITY
   2,000,000    Sales Tax Revenue Bonds ....................................    5.000%        03/01/09       2,122,500
                SAN DIEGO COUNTY CALIF
   2,285,000    1998 Downtown Courthouse Refunding COPs ....................    4.500%        05/01/09       2,333,556
                SAN DIEGO REGIONAL TRANSPORTATION COMM.
   2,000,000    Sales Tax Rev. Bonds, Second Senior Series A ...............    5.500%        04/01/08       2,207,500
                SAN DIEGO COUNTY WATER AUTHORITY
   2,400,000    Water Revenue Refunding Certs. of Participation ............    5.000%        05/01/17       2,409,000
                CITY AND COUNTY OF SAN FRANCISCO
   2,000,000    General Obligation Refunding Bond Series 1 .................    5.500%        06/15/09       2,210,000

                                       4

                        CALIFORNIA TAX-FREE INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)

     Par                                                                                                     Value
    Value                                                                        Rate         Maturity      (Note 1)
    -----                                                                        ----         --------      --------
LONG-TERM SECURITIES (CONTINUED)
                SAN FRANCISCO BART DISTRICT
$  2,950,000    Sales Tax Rev. Refunding Series 1990 .......................    6.750%        07/01/11    $  3,621,128
                SAN JOSE REDEVELOPMENT AGENCY
   4,000,000    Merged Area Redevelopment Project ..........................    6.000%        08/01/10       4,605,000
                SAN MARINO UNIFIED SCHOOL DISTRICT
   1,440,000    General Obligation Bonds ...................................    5.250%        07/01/16       1,519,200
                SAN MATEO COUNTY REG. TRANS. DISTRICT
   5,000,000    Sales Tax Revenue Bonds, 1993 A ............................    5.250%        06/01/19       5,243,750
                REDEVELOPMENT AGENCY OF SANTA CLARA
   4,000,000    Bayshore North Project Tax Allocation 1992 .................    7.000%        07/01/10       4,880,000
                SANTA CLARA COUNTY FINANCING AUTHORITY
   2,000,000    Lease Revenue Refunding Bonds, Series A ....................    6.000%        11/15/12       2,317,500
   1,750,000    Lease Revenue Refunding Bonds, Series A ....................    5.750%        11/15/13       1,975,312
                SANTA MONICA-MALIBU UNIFIED SCHOOL DISTRICT
   3,000,000    Gen. Obligation Refunding Bonds, Series 1998 ...............    5.250%        08/01/15       3,183,750
     940,000    Gen. Obligation Refunding Bonds, Series 1998 ...............    5.250%        08/01/17         994,050
                SOUTH COAST AIR QUALITY MGMT. DISTRICT
   2,400,000    Installment Sale Revenue Bonds, Series 1992 ................    6.000%        08/01/11       2,769,000
                SOUTHERN CA  PUBLIC POWER AUTHORITY
   5,000,000    Multiple Project Revenue Bonds, 1989 .......................    6.750%        07/01/13       6,093,750
                TURLOCK IRRIGATION DISTRICT
   2,000,000    Revenue Refunding Bonds, 1996 Series A .....................    6.250%        01/01/12       2,340,000
                UNIVERSITY OF CALIFORNIA, REGENTS OF
   3,000,000    UCLA Central Chiller/Cogeneration Facility .................   10.000%        11/01/03       3,798,750
   2,815,000    Revenue Bonds, Housing System ..............................    5.500%        11/01/09       3,026,121
                                                                                                          ------------
                   Total Long-term Securities
                      (cost $187,782,297) ..................................                               208,464,463
                                                                                                          ------------
VARIABLE RATE DEMAND NOTES** (2.01%)
                CA HEALTH FACILITIES FINANCING AUTHORITY
     500,000    Sutter Health Series 90 A&B ................................    3.100%        03/01/99         500,000
   2,100,000    Sutter Health ..............................................    3.100%        03/01/99       2,100,000
                NEWPORT BEACH, CITY OF
   1,200,000    Hoag Memorial Hospital, Series 1996 ........................    3.100%        03/01/99       1,200,000
                CALIFORNIA POLLUTION CONTROL FINANCE AUTHORITY
     600,000    PG&E C .....................................................    3.050%        03/01/99         600,000
                                                                                                          ------------
                   Total Variable Rate Demand Notes
                      (costs $4,400,000) ...................................                                 4,400,000
                                                                                                          ------------
                   Total Investments (97.33%)
                      (cost $192,182,297) (a) ..............................                               212,864,463
                   Other Net Assets (2.67%)                                                                  5,827,031
                                                                                                          ------------
                   Net Assets (100.00%) ....................................                              $218,691,494
                                                                                                          ============

* Denotes bond issue refunded prior to maturity on date shown and secured by 100% US Government Direct Obligations.
** Stated maturity reflects next reset date.
(a) Aggregate cost for federal income tax purposes is $192,182,297. At February 28,1999, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                Unrealized appreciation .......................    $ 20,724,663
                Unrealized depreciation .......................         (42,497)
                                                                   ------------
                   Net unrealized appreciation ................    $ 20,682,166
                                                                   ============

                 See accompanying notes to financial statements

                      CALIFORNIA INSURED INTERMEDIATE FUND
                            PORTFOLIO OF INVESTMENTS
                                February 28, 1999
                                  (unaudited)

     Par                                                                                                     Value
    Value                                                                        Rate         Maturity      (Note 1)
    -----                                                                        ----         --------      --------
LONG-TERM SECURITIES (97.90%)
                ANAHEIM , CITY OF
$    500,000    Electric Revenue Bonds .....................................    5.000%        10/01/03    $    528,750
                CALIFORNIA EDUCATIONAL FACILITIES AUTH.
     500,000    University of San Diego, Series 1998 .......................    4.250%        10/01/08         505,000
     400,000    University of Santa Clara ..................................    4.700%        09/01/04         418,000
                CALIFORNIA, STATE OF
     300,000    General Obligation Bonds ...................................    5.750%        10/01/05         333,000
                STATE PUBLIC WORKS BOARD
     400,000    Energy Efficiency Revenue Bonds 1995 Series A ..............    5.250%        10/01/03         427,000
     640,000    Refunding Bonds, Dept. of Corrections ......................    5.250%        12/01/06         694,400
     400,000    College and University Housing Revenue .....................    4.900%        11/01/03         421,500
                CASTAIC LAKE AGENCY FINANCING CORP.
     300,000    Water System Imp. Projects, Series 1994 A ..................    7.250%        08/01/09         375,375
                CENTRAL VALLEY SCHOOL DISTRICT FIN. AUTHORITY
     400,000    General Obligation Refi. Bonds, Series A ...................    6.150%        02/01/09         461,500
                CHICO UNIFIED SCHOOL DISTRICT
     400,000    General Obligation Refunding Bonds .........................    8.500%        08/01/07         522,000
                CONTRA COSTA TRANSPORTATION AUTHORITY
     500,000    Sales Tax Revenue Bonds 1995 Series A ......................    6.000%        03/01/03         543,125
                DELTA DIABLO SANITATION DISTRICT
     400,000    Wastewater Facilities Expansion Project ....................    6.250%        12/01/04         435,000
                DESERT SANDS UNIFIED SCHOOL DISTRICT
     500,000    Certificates of Participation, Series 1995 .................    5.300%        03/01/07         540,000
                EAST BAY CA MUNICIPAL UTILITY DISTRICT
     500,000    Water Revenue Refunding Bonds ..............................    6.000%        06/01/03         546,250
                EASTERN MUNICIPAL WATER DISTRICT
     500,000    Water & Sewer Revenue Refunding Certificates ...............    5.000%        07/01/05         531,250
                ELSINOR VALLEY CA WATER DISTRICT
     500,000    Certificates of Participation, Series A ....................    5.900%        07/01/05         556,250
                IMPERIAL IRRIGATION DISTRICT
     600,000    Electric System Project, COP ...............................    5.200%        11/01/09         646,500
                LOS ANGELES, CITY OF
     500,000    General Obligation Bonds, 1994 Series A ....................    5.600%        09/01/05         553,750
                LOS ANGELES DEPARTMENT OF AIRPORTS
     400,000    Revenue Refunding Bonds ....................................    6.500%        05/15/03         444,500
                LOS ANGELES UNIFIED SCHOOL DISTRICT
     400,000    General Obligation Bonds, 1997 Series A ....................    6.000%        07/01/07         454,000
     275,000    General Obligation Bonds, 1997 Series A ....................    6.000%        07/01/08         314,875
                LOS ANGELES, CITY OF
     710,000    Wastewater System, Series 1998 A ...........................    5.000%        06/01/11         744,613
                MODESTO CA IRRIGATION DISTRICT
     400,000    Series 1999A Certification of Participation ................    4.250%        07/01/04         408,000
                NEWPORT MESA UNIFIED SCHOOL DISTRICT
     450,000    Special Tax Bonds ..........................................    4.400%        09/01/08         460,125
                NORTHERN CA, TRANS. AGENCY OF
     500,000    Cal/Oregon Transmission Proj., Rev. Bonds ..................    6.100%        05/01/03         546,875
                OAK PARK UNIFIED SCHOOL DISTRICT
     600,000    General Obligation, Refunding Bonds ........................    5.150%        05/01/07         645,000
                OLIVENHAIN MUNICIPAL WATER DISTRICT
     500,000    Water Revenue Certificates of Participation ................    4.750%        06/01/06         524,375
                ORANGE COUNTY LOCAL TRANS. AUTHORITY
     500,000    Limited Tax Bonds, 1994 ....................................    9.500%        02/15/03         605,625
                RIVERSIDE COUNTY TRANSPORTATION COMM.
     260,000    Sales Tax Revenue Bonds, 1993 Series A .....................    5.500%        06/01/04         281,125
                ROCKLIN UNIFIED SCHOOL DISTRICT
     535,000    General Obligation Bonds ...................................    5.000%        09/01/04         567,100
                SACRAMENTO CITY FINANCING AUTHORITY
     500,000    Lease Revenue Bonds, State of CA EPA Bldg ..................    4.200%        05/01/10         494,375

                                       6

                      CALIFORNIA INSURED INTERMEDIATE FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)

     Par                                                                                                     Value
    Value                                                                        Rate         Maturity      (Note 1)
    -----                                                                        ----         --------      --------
LONG-TERM SECURITIES (CONTINUED)
                SACRAMENTO MUNICIPAL WATER DISTRICT
$    500,000    Electric Revenue Refunding Bonds ...........................    5.100%        11/15/03    $    531,250
                SACRAMENTO REDEVELOPMENT AGENCY
     500,000    Downtown Sacramento Project, Series 1998C ..................    4.750%        11/01/08         525,000
                COUNTY OF SACRAMENTO PFA
     400,000    Main Detention Facility COP ................................    5.300%        06/01/04         428,500
                SAN DIEGO PUBLIC FACILITIES FINANCING AUTH.
     500,000    Sewer Revenue Refunding Bonds, Series A ....................    5.100%        05/15/10         529,375
                SAN DIEGO COUNTY
     500,000    1998 Downtown Courthouse Refunding .........................    4.000%        05/01/07         495,625
                SAN DIEGO COUNTY RTC
     400,000    Sales Tax Rev. Bonds, Seconds 1993 Series A ................    5.000%        04/01/03         420,500
                SAN DIEGO COUNTY WATER AUTHORITY
     600,000    Water Revenue Refunding COP Series 1993 A ..................    5.500%        05/01/05         651,000
                SAN FRANCISCO, CITY & COUNTY
     500,000    City Hall Improvement Project, Series A ....................    5.100%        06/15/06         534,375
     450,000    School District Facilities Improvement, Ser. B .............    6.500%        06/15/05         515,250
                SAN FRANCISCO AIRPORT COMMISSION
     450,000    SF Intl. Airport Revenue, Second Series B ..................    5.500%        05/01/09         497,812
                SAN JOSE REDEVELOPMENT AGENCY
     500,000    Tax Allocation Bonds .......................................    6.000%        08/01/06         564,375
                SAN MATEO JOINT POWERS AUTHORITY
     400,000    Refunding Revenue Bonds, 1993 Series A .....................    5.100%        08/01/03         418,500
                SANTA ROSA, CITY OF
     400,000    Wastewater Rev. Refunding Bonds, Ser. A ....................    5.125%        09/01/05         421,000
                SARATOGA UNION SCHOOL DISTRICT
     600,000    General Obligation Bonds, Series A .........................    4.900%        09/01/09         633,750
                SOUTH COUNTY REGIONAL WASTEWATER
     390,000    Revenue Bonds, Gilroy Series 1992A .........................    5.900%        08/01/06         422,662
                SOUTHERN CA PUBLIC POWER AUTHORITY
     500,000    Transmission Project Revenue Bonds, Series A ...............    6.000%        07/01/04         553,125
                VISALIA, CITY OF
     500,000    Wastewater System Revenue Bonds ............................    5.900%        12/01/05         560,000
                WISEBURN SCHOOL DISTRICT
     325,000    General Obligation Bonds, 1997 Series A ....................    6.875%        08/01/05         379,844
                                                                                                          ------------
                   Total Long-term Securities
                      (cost $23,505,709) ...................................                                24,611,181
                                                                                                          ------------
VARIABLE RATE DEMAND NOTES** (0.80%)
                IRVINE RANCH
     100,000    Irvine Ranch CA Water District .............................    3.100%        03/01/99         100,000
                NEWPORT BEACH, CITY OF
     100,000    Hoag Mem Series 96 .........................................    3.100%        03/01/99         100,000
                                                                                                          ------------
                   Total Variable Rate Demand Notes
                      (cost $200,000) ......................................                                   200,000
                                                                                                          ------------
                   Total Investments (98.70%)
                      (cost $23,705,709) (a) ...............................                                24,811,181
                   Other Net Assets (1.30%) ................................                                   326,396
                                                                                                          ------------
                   Net Assets (100.00%) ....................................                              $ 25,137,577
                                                                                                          ============

--------------
**  Stated maturity reflects next reset date.
(a) Aggregate cost for federal income tax purposes is $23,705,709. At February 28, 1999 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:


                   Unrealized appreciation                         $1,110,850
                   Unrealized depreciation                             (5,378)
                                                                   ----------
                      Net unrealized appreciation                  $1,105,472
                                                                   ==========

                 See accompanying notes to financial statements

                      CALIFORNIA INSURED INTERMEDIATE FUND
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1999
                                  (unaudited)

         Par                                                          Value
        Value                 Rate               Maturity            (Note 1)
        -----                 ----               --------            --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (33.27%)
    $ 1,947,925              6.000%              05/15/26           $ 1,894,322
        996,327              6.000%              06/15/28               968,330
        994,845              6.000%              08/15/28               966,889
      1,990,242              6.000%              01/15/14             1,982,447
      1,802,165              6.500%              03/15/26             1,795,565
        833,169              6.500%              01/15/26               830,117
        887,768              6.500%              03/15/26               884,517
        845,256              6.500%              04/15/26               842,160
        758,147              6.500%              04/15/26               755,371
        213,668              9.000%              10/15/18               229,541
         38,803             10.000%              09/15/18                42,851
         20,072             11.250%              07/15/13                22,109
                                                                    -----------
Total Government National Mortgage Association (cost $10,938,805)    11,214,219
                                                                    -----------
UNITED STATES TREASURY BONDS (34.75%)
      2,150,000              7.875%              02/15/21             2,682,798
      1,900,000              8.000%              11/15/21             2,408,845
      2,000,000              8.125%              05/15/21             2,560,000
      1,000,000              8.750%              08/15/20             1,351,563
      2,000,000              8.875%              02/15/19             2,710,000
                                                                    -----------
Total United States Treasury Bonds (cost $11,115,214)                11,713,206
                                                                    -----------
UNITED STATES TREASURY NOTES (14.51%)
      1,400,000              5.750%              08/15/03             1,424,063
      1,850,000              6.250%              02/15/07             1,948,281
        750,000              6.500%              10/15/06               799,922
        650,000              7.500%              02/15/05               719,672
                                                                    -----------
Total United States Treasury Notes (cost $4,824,785)                  4,891,938
                                                                    -----------
UNITED STATES TREASURY BILLS (7.09%)
      2,200,000              4.490%              04/08/99             2,189,679
        200,000              4.470%              04/01/99               199,256
                                                                    -----------
Total United States Treasury Bills (cost $2,388,935)                  2,388,935
                                                                    -----------
UNITED STATES TREASURY STRIPS (10.23%)
      4,000,000              6.250%              05/15/08             2,407,713
      1,700,000              5.990%              02/15/08             1,039,043
                                                                    -----------
Total United States Treasury Strips (cost $3,271,213)                 3,446,756
                                                                    -----------


Total Investments (cost $32,538,952) (a) (99.85%) .........          33,655,054
Other Net Assets (0.15%) ..................................              51,545
                                                                    -----------
   Net Assets (100.00%) ...................................         $33,706,599
                                                                    ===========

--------------
(a) Aggregate cost for federal income tax purposes is $32,538,952. At February 28, 1999, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

   Unrealized appreciation ................................         $ 1,289,128
   Unrealized depreciation ................................            (173,026)
                                                                    -----------
      Net unrealized appreciation .........................         $ 1,116,102
                                                                    ===========

                 See accompanying notes to financial statements

                        THE UNITED STATES TREASURY TRUST
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1999
                                  (unaudited)

        Par                                                            Value
       Value                  Rate               Maturity             (Note 1)
       -----                  ----               --------             --------
UNITED STATES TREASURY BILLS (100.28%)

    $ 6,600,000              4.450%              04/08/99           $ 6,569,028
      4,800,000              4.480%              04/01/99             4,781,896
      6,200,000              4.380%              07/22/99             6,092,130
        500,000              4.440%              08/19/99               489,455
      5,700,000              4.200%              04/22/99             5,661,797
      3,500,000              4.320%              06/03/99             3,460,066
      5,000,000              4.330%              03/18/99             4,989,623
      5,500,000              4.350%              03/11/99             5,493,379
      3,100,000              4.360%              06/17/99             3,059,452
      5,300,000              4.410%              03/25/99             5,284,418
      5,000,000              4.410%              07/08/99             4,922,063
      4,100,000              5.310%              03/04/99             4,098,383
                                                                    -----------

Total Investments (cost $54,901,690) (a)(100.28%) .........          54,901,690
Liabilities in Excess of Other Assets (-0.28%) ............            (150,599)
                                                                    -----------
   Net Assets (100.00%) ...................................         $54,751,091
                                                                    ===========

--------------
(a) Cost for federal income tax purposes is $54,901,690.

                 See accompanying notes to financial statements

                               S&P 500 INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1999
                                  (unaudited)

     Shares                                                           Value
     ------                                                           -----
COMMON STOCK (94.42%)
CAPITAL GOODS (5.50%)
PRODUCTION (0.64%)
        250    Briggs & Stratton ..............................   $      12,203
      4,520    Caterpillar Inc ................................         205,943
      1,230    Cooper Industries ..............................          53,813
      2,570    Deere & Co .....................................          84,007
      2,200    Dover Co .......................................          74,800
        350    Foster Wheeler Corp ............................           4,375
      2,990    Illinois Tool Works ............................         205,563
      1,425    Ingersol Rand Co ...............................          67,688
        350    Milacron Inc. ..................................           6,234
      1,000    Pall Corp ......................................          21,188
        960    Parker Hannifin ................................          35,640
        780    Raychem ........................................          17,794
        540    Timken Co. .....................................           9,551
                                                                  -------------
                                                                        798,799
                                                                  -------------
MACHINERY (AGRIC. & CONST.)(0.01%)
        630    Case Equipment .................................          12,285
                                                                  -------------
MACHINERY (INDUSTRIAL) (0.02%)
        410    Harnischfeger ..................................           3,152
      1,467    Thermo Electron Corp.* .........................          20,263
                                                                  -------------
                                                                         23,415
                                                                  -------------
POLLUTION CONTROL (0.32%)
      2,150    Browning Ferris Industries .....................          67,725
      6,835    Waste Management Inc. ..........................         334,061
                                                                  -------------
                                                                        401,786
                                                                  -------------
ENGINEERING & CONSTRUCTION (0.02%)
        730    Fluor Corp .....................................          25,687
                                                                  -------------
ELECTRICAL EQUIPMENT (3.64%)
      1,935    AMPInc .........................................         102,918
      5,330    Emerson Electric Co ............................         306,142
     39,335    General Electric ...............................       3,945,792
      1,120    Grainger, WW,Inc ...............................          49,840
      1,100    Honeywell ......................................          76,931
        720    Johnson Controls ...............................          44,280
                                                                  -------------
                                                                      4,525,903
                                                                  -------------
TRANSPORTATION EQUIPMENT (0.07%)
        340    Cummins Engine .................................          13,940
      1,482    Danaher Corporation ............................          71,507
                                                                  -------------
                                                                         85,447
                                                                  -------------
CONGLOMERATE (0.78%)
      4,980    3M Co. .........................................         368,831
        100    NACCO Industries Cl A ..........................           8,800
      1,750    Tenneco, Inc ...................................          52,391
      7,266    Tyco International, Ltd ........................         540,863
                                                                  -------------
                                                                        970,885
                                                                  -------------

               Total Capital Goods ............................       6,844,207
                                                                  -------------

CONSUMER CYCLICAL (7.07%)
HOUSING (0.08%)
      2,800    MASCO Co .......................................          73,500
        450    Owens-Corn. Fbrgls Corp. .......................          14,316
        770    The Stanley Works ..............................          18,721
                                                                  -------------
                                                                        106,537
                                                                  -------------
AUTO & TRUCK (1.50%)
        250    Aeroquip-Vickers, Inc. .........................   $      14,156
      1,344    Dana ...........................................          50,736
        790    Eaton Corp. ....................................          54,806
     14,510    Ford Motor Co ..................................         860,624
      8,650    General Motors Corp. ...........................         714,166
      1,575    Genuine Parts Co. ..............................          47,152
      1,020    ITTIndustries ..................................          39,844
        670    Paccar, Inc ....................................          28,056
      1,120    TRW,Inc ........................................          52,920
                                                                  -------------
                                                                      1,862,460
                                                                  -------------
AUTO PART (0.03%)
      1,200    Autozone, Inc.* ................................          42,000
                                                                  -------------
TIRE & RUBBER (0.09%)
        730    Cooper Tire & Rubber Co. .......................          14,418
        710    Goodrich, B.F. Co. .............................          24,229
      1,520    Goodyear Tire & Rubber .........................          70,300
                                                                  -------------
                                                                        108,947
                                                                  -------------
APPLIANCE (0.13%)
        360    Armstrong World Ind ............................          17,708
      1,180    Black and Decker ...............................          57,525
        880    Maytag Corp. ...................................          49,335
        530    Snap-On, Inc. ..................................          14,973
        650    Whirlpool Corp. ................................          28,275
                                                                  -------------
                                                                        167,816
                                                                  -------------
HOUSEHOLD PRODUCTS (0.06%)
      1,804    Federated Dept. Stores* ........................          68,665
                                                                  -------------
TEXTILE & APPAREL (0.22%)
        640    Liz Claiborne, Inc .............................          21,560
      3,430    Nike Class B ...................................         183,934
        500    Reebok Intl Ltd.* ..............................           8,063
        330    Russell Co. ....................................           6,435
        180    Spring Industries ..............................           5,985
      1,100    VFCorp .........................................          52,938
                                                                  -------------
                                                                        278,915
                                                                  -------------
RETAIL-GENERAL (4.86%)
        650    Amer. Greet. Co Cl A ...........................          15,398
        850    Circuit City Stores ............................          46,113
      1,128    Cons. Stores Corp.* ............................          28,412
      2,593    Costco Companies Inc. ..........................         208,250
      5,340    Dayton Hudson Corp .............................         334,084
        990    Dillard's Inc. Class A .........................          24,626
      1,880    Dollar General Corp. ...........................          56,283
      7,522    Gap, Inc. ......................................         486,579
      1,125    Hasbro Inc. ....................................          41,625
     17,688    Home Depot .....................................       1,055,753
        340    Jostens ........................................           7,969
      5,010    K Mart .........................................          87,675
      1,500    Kohl's Corp.* ..................................         103,500
      3,700    Lowes Cos ......................................         219,456
      2,982    Mattel CS ......................................          78,650
      2,570    May Dept. Stores ...............................         152,273
      1,604    Meyer, Fred, Inc.* .............................         103,057
      1,420    Nordstrom Inc. .................................          57,155
      3,020    JC Penney Co. ..................................         109,098
        540    Pep Boys-Manny, Mo, Jack .......................           9,855
      4,770    Sears Robuck & Co ..............................         193,781

                              S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)

     Shares                                                            Value
     ------                                                            -----

      1,040    Tandy Corp .....................................   $      57,850
      2,355    The Limited, Inc. ..............................          83,603
      2,520    TJX Cos, Inc ...................................          71,978
      2,830    Toys R Us, Inc.* ...............................          39,974
     27,390    Wal-Mart Stores, Inc. ..........................       2,365,811
                                                                  -------------
                                                                      6,038,808
                                                                  -------------
LODGING (0.10%)
      2,580    Marriott Intl Class A ..........................          92,880
      1,460    Mirage Resorts, Inc.* ..........................          28,470
                                                                  -------------
                                                                        121,350
                                                                  -------------

               Total Consumer Cyclical ........................       8,795,498
                                                                  -------------

CONSUMER NON-DURABLE (26.55%)
HEALTH CARE (0.62%)
        490    Bausch & Lomb, Inc. ............................          29,553
      1,000    Biomet, Inc ....................................          36,688
        950    HCR Manor Care .................................          21,256
        870    Mallincrokdt Inc. ..............................          26,916
      9,730    Warner-Lambert Co ..............................         671,978
                                                                  -------------
                                                                        786,391
                                                                  -------------
CONSUMER PRODUCT (0.66%)
      3,850    IMS Health .....................................         136,675
      1,680    Newell Co ......................................          71,400
      1,300    Rubbermaid Inc. ................................          42,981
        540    Tupperware Corp ................................           9,450
      7,780    Unilever (NY Shrs) ADR .........................         563,564
                                                                  -------------
                                                                        824,070
                                                                  -------------
FOOD, BEVERAGE & TOBACCO (5.35%)
      7,157    Archer-Daniels-Midland Co. .....................         108,250
      3,380    Bestfoods ......................................         158,649
      5,520    Campbell Soup ..................................         221,835
     29,495    Coca-Cola Co. ..................................       1,885,837
      4,800    Coca-Cola Enterprises ..........................         148,800
      5,760    Conagra, Inc ...................................         173,520
      1,370    Dardeen Restaurants ............................          30,140
      1,810    Fortune Brands, Inc. ...........................          54,526
      1,940    General Mills ..................................         156,534
      4,380    HJ Heinz Co. ...................................         238,436
      1,340    Hershey Foods ..................................          83,415
      4,960    Kellogg Co. ....................................         183,520
      1,360    Loews Corp. ....................................         106,335
     18,450    Pepsico, Inc ...................................         694,181
     29,570    Philip Morris Co., Inc. ........................       1,156,926
      3,360    Pioneer Hi-Bred Int'l ..........................          78,750
      1,440    Quaker Oats ....................................          78,660
      3,870    Ralston-Ralston Purina Grp .....................         104,248
      5,700    Safeway Inc ....................................         329,175
     11,580    Sara Lee Corp ..................................         314,831
      3,160    Sysco Corp. ....................................          89,270
      1,545    Tricon Global Rstrs* ...........................          95,790
      1,630    UST, Inc .......................................          48,187
      1,190    Wrigley, Wm Jr. Co. ............................         110,670
                                                                  -------------
                                                                      6,650,485
                                                                  -------------
RETAIL-FOOD & DRUGS (1.08%)
      3,070    Albertson's, Inc. ..............................         174,990
      3,440    American Stores Comp ...........................         116,100
      5,008    CVS Corporation ................................         265,424
        330    Great Atlantic & Pacific .......................          10,416
      3,040    Kroger .........................................         196,650
        340    Longs Drug Stores ..............................   $      12,304
      2,322    Rite Aid Corp ..................................          96,073
      1,180    Supervalu Inc ..................................          28,394
     11,960    Walgreen Co. ...................................         382,720
      1,320    Winn-Dixie Stores Inc. .........................          57,833
                                                                  -------------
                                                                      1,340,904
                                                                  -------------
COMMUNICATIONS & MEDIA (2.26%)
      8,380    CBS, Inc .......................................         309,013
      2,900    Clear Channel Comm.* ...........................         174,000
      3,386    Comcast Corp CLA Spec ..........................         240,194
        840    Dow Jones & Co. ................................          39,480
      3,340    Gannett Co., Inc ...............................         212,090
        630    Harcourt General, Inc. .........................          28,862
      1,265    Interpublic Group Cos Inc. .....................          94,638
        830    Knight Ridder, Inc. ............................          41,656
      1,030    McGraw Hill Cos Inc ............................         112,721
      1,700    New York Times Class A .........................          52,700
      1,600    Omnicom Group ..................................         106,000
      6,120    TeleComm Inc.A* ................................         384,413
     13,564    Time Warner, Inc ...............................         874,878
        900    Times Mirror Co. A-New .........................          50,231
      1,300    Tribune Co. ....................................          86,206
                                                                  -------------
                                                                      2,807,082
                                                                  -------------
ENTERTAINMENT & LEISURE (0.93%)
        850    Brunswick Corp. ................................          18,116
        660    King World Prod., Inc.* ........................          17,449
      8,410    McDonalds Corp. ................................         714,850
      4,254    Viacom Inc. Cl B* ..............................         375,947
      1,120    Wendys Int'l ...................................          26,810
                                                                  -------------
                                                                      1,153,172
                                                                  -------------
APPAREL (0.01%)
        660    Fruit of the Loom* .............................           8,374
                                                                  -------------
DRUGS (10.60%)
     18,540    Abbott Labs ....................................         860,951
        570    Allergan .......................................          46,455
        730    Alza Corp. Class A* ............................          38,279
     15,620    Amer Home Products Corp. .......................         929,390
        490    Bard C.R., Inc .................................          27,624
      3,290    Baxter International, Inc ......................         231,534
      3,020    Becton Dickinson Co. ...........................         101,170
     12,385    Bristol-Meyer/Squibb ...........................       1,559,736
      3,480    Guidant Corp. ..................................         198,360
      1,410    Humana, Inc.* ..................................          24,675
     16,910    Johnson & Johnson ..............................       1,443,691
     13,340    Lilly, Eli & Co ................................       1,263,131
      2,532    McKesson HBOC Inc ..............................         172,176
      5,720    Medtronic, Inc .................................         403,975
     29,140    Merck & Co. ....................................       2,382,195
     15,740    Pfizer, Inc ....................................       2,076,696
      6,150    Pharmacia & Upjohn, Inc. .......................         335,175
     17,760    Schering Plough Corp. ..........................         993,450
      1,170    St. Jude Medical * .............................          29,396
      3,017    Tenet Healthcare Corp.* ........................          59,397
                                                                  -------------
                                                                     13,177,456
                                                                  -------------
COSMETIC & SOAP (2.30%)
        480    Alberto-Culver Co. Cl B ........................          11,520
      3,160    Avon Products, Inc. ............................         131,535
      1,454    Clorox .........................................         172,026

                              S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)
     Shares                                                            Value
     ------                                                            -----
      3,560    Colgate Palmolive Co. ..........................   $     302,155
     13,560    Gillette Co ....................................         727,155
        960    Int'l Flavors & Fragrance ......................          39,540
     16,470    Procter & Gamble ...............................       1,474,065
                                                                  -------------
                                                                      2,857,996
                                                                  -------------
LIQUOR (0.59%)
      5,960    Anheuser-Busch Cos., Inc. ......................         457,058
        600    Brown Foreman Cl. B ............................          39,563
        440    Coors (Adolph) .................................          26,208
      4,480    Seagrams Ltd. ..................................         207,760
                                                                  -------------
                                                                        730,589
                                                                  -------------
TRAVEL & RECREATION (0.99%)
      6,900    Carnival Corp ..................................         307,050
        300    Fleetwood Enterprises ..........................           9,731
        890    Harrahs Entertainment, Inc.* ...................          14,852
      2,490    Hilton Hotels Corp. ............................          39,373
     24,492    Walt Disney Co. ................................         861,812
                                                                  -------------
                                                                      1,232,818
                                                                  -------------
PRINTING & PUBLISHING (0.05%)
      1,330    Donnelley, RR & Sons ...........................          45,553
        400    Meredith Corp. .................................          13,500
                                                                  -------------
                                                                         59,053
                                                                  -------------
BUSINESS SERVICE (0.42%)
        400    Autodesk, Inc. .................................          16,050
        590    Ceridian Corp.* ................................          42,259
      6,590    Computer Assoc .................................         276,780
      1,300    Computer Sciences* .............................          86,613
        860    Deluxe Corp. ...................................          29,133
        870    Moore Corp. ....................................           9,135
      1,612    Paychex Inc. ...................................          68,309
                                                                  -------------
                                                                        528,279
                                                                  -------------
OFFICE PRODUCTS (0.17%)
      1,140    Avery Dennison Co ..............................          61,204
      4,987    Staples Inc. ...................................         146,649
                                                                  -------------
                                                                        207,853
                                                                  -------------
HEALTH CARE SERVICE (0.52%)
      4,734    Boston Scientific* .............................         125,451
      3,328    Cardinal Health, Inc ...........................         240,240
      8,010    Columbia/HCA Hthcare ...........................         143,179
      3,909    Healthsouth Corp.* .............................          45,442
      1,910    United Healthcare Corp. ........................          94,187
                                                                  -------------
                                                                        648,499
                                                                  -------------

               Total Consumer Non-Durable .....................      33,013,021
                                                                  -------------

BANKING & FINANCIAL SERVICE (15.10%)
BANK & BANK HOLDING COS. (7.72%)
      1,540    AMSouth Bancorp ................................          72,380
     13,854    Banc One Corp ..................................         744,653
      9,400    Bank of New York ...............................         328,413
     20,645    BankAmerica ....................................       1,348,377
      3,600    BankBoston Corp. ...............................         145,575
        975    Bankers Trust New York .........................          84,825
      3,300    BB&T Corp. .....................................         124,988
      8,496    Chase Manhattan Corp. ..........................         676,494
     27,821    Citigroup Inc. .................................       1,634,484
      1,800    Comerica .......................................         119,250
      2,945    Fifth Third Bancorp ............................         194,554
     11,366    First Union Corp ...............................         605,950
      2,600    Firstar Corp (New) .............................         217,750
      6,410    Fleet Financial Group, Inc .....................   $     275,229
      2,214    Huntington Bancshares ..........................          70,295
      3,050    Mellon Bank ....................................         206,256
      1,331    Mercantile Bancorp .............................          60,727
      2,130    Morgan, J.P. & Co., Inc ........................         237,362
      1,100    Northern Trust .................................          98,313
      3,830    PNCFinancial Corp. .............................         199,399
      1,942    Regions Financial Corp .........................          73,796
        960    Republic New York Corp. ........................          43,500
      2,000    State Street Corp ..............................         153,375
      1,700    Summit Bancorp .................................          65,663
      3,918    Sun Trust Banks, Inc ...........................         266,179
      2,700    Synovus Financial Corp .........................          64,294
      8,868    U.S. Bancorp ...................................         286,547
      2,269    Wachovia Corp. .................................         193,007
      7,077    Washington Mutual ..............................         283,080
     19,850    Wells Fargo & Co ...............................         729,488
                                                                  -------------
                                                                      9,604,203
                                                                  -------------
SAVINGS & LOAN (0.44%)
      8,430    Fed Home Loan Mtg Corp. ........................         496,316
        500    Golden West Financial ..........................          46,969
                                                                  -------------
                                                                        543,285
                                                                  -------------
FINANCE COMPANY (1.31%)
      5,670    American Express Co. ...........................         615,195
        655    Capital One Fin. Corp. .........................          83,594
      5,681    Household Intl .................................         230,791
      1,100    Lehman Brothers Holding ........................          58,300
      4,040    Merrill Lynch ..................................         310,070
      3,831    National City Corp. ............................         267,691
      1,278    Union Planters Corp ............................          57,750
                                                                  -------------
                                                                      1,623,391
                                                                  -------------
INVESTMENT COMPANY (0.04%)
   1,240.05    Bear Stearns Co, Inc ...........................          53,090
                                                                  -------------
INSURANCE (3.40%)
      1,704    Aetna Life & Cas. Co. ..........................         126,203
     10,554    Allstate Corp ..................................         395,775
      2,902    American General Corp. .........................         212,572
     14,475    American Intl. Group ...........................       1,649,245
      1,670    AON Corporation ................................          98,426
      2,100    Chubb Group ....................................         125,475
      2,620    Cigna Corp. ....................................         205,670
      1,500    Cinci. Financial Corp ..........................          52,594
      2,680    Hartford Fin. Services .........................         144,888
        930    Jefferson Pilot ................................          63,066
      5,346    Keycorp New ....................................         172,409
        910    Lincoln National Corp ..........................          86,166
      3,050    Marsh & McClennan Co. ..........................         215,978
        940    MBIA, Inc. .....................................          57,869
      1,220    MGIC Investment ................................          41,556
        820    Progressive Corp ...............................         105,370
      1,300    Provident Co. ..................................          42,575
      1,215    Providian Corp .................................         124,082
      1,400    Safeco Corp ....................................          56,263
      2,034    St. Paul Co ....................................          65,851
      1,240    Torchmark Corp .................................          41,230
      1,140    TransAmerica Corp. .............................          82,721
      1,280    UNUM Corp. .....................................          57,280
                                                                  -------------
                                                                      4,223,264
                                                                  -------------

                              S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)

     Shares                                                           Value
     ------                                                           -----
FINANCIAL SERVICES (2.19%)
      8,298    Assoc. First Capital Corp ......................   $     337,106
      4,550    Charles Schwab Corp. ...........................         339,259
      3,792    Conseco, Inc ...................................         113,523
        870    Countrywide Credit, Inc ........................          32,951
     12,790    Fannie Mae .....................................         895,300
      2,500    Franklin Resources .............................          79,531
      8,974    MBNACorp .......................................         217,620
      7,028    Morgan Stanley Dean Witter & Co. ...............         636,034
      1,700    SLM Holding Corp ...............................          72,888
                                                                  -------------
                                                                      2,724,212
                                                                  -------------

               Total Banking & Financial Services .............      18,771,445
                                                                  -------------

UTILITY (10.38%)
ELECTRIC(0.70%)
      1,380    Ameren Corp.* ..................................          51,491
      1,374    Cinenrgy Corp ..................................          40,104
      2,440    Consolidated Edison ............................         114,070
      4,328    Duke Power .....................................         246,155
      3,810    Edison Intl ....................................          97,155
      1,375    GPU, Inc .......................................          54,828
      1,105    New Century Energies Inc .......................          44,822
      3,080    Pacificorp .....................................          55,248
        300    Peoples Energy Corp. ...........................          10,181
      1,400    PP & L Resources Inc ...........................          35,700
      2,965    Texas Utilities ................................         125,827
                                                                  -------------
                                                                        875,581
                                                                  -------------
GAS (0.01%)
        240    Oneok Inc. .....................................           6,465
                                                                  -------------

TELEPHONE(8.07%)
      3,051    Alltell Corp. ..................................         182,679
     20,935    AT&T Corp. .....................................       1,719,287
     13,280    Ameritech Corp. ................................         868,180
     18,432    Bell Atlantic Corp. ............................       1,058,688
     23,880    Bell South Corp. ...............................       1,104,450
      1,370    Frontier Corp ..................................          49,234
     11,550    GTE Corp .......................................         749,306
     22,344    MCIWorldcom Inc. ...............................       1,843,380
      7,256    Media One Group* ...............................         395,452
     23,473    SBC Comm., Inc. ................................       1,241,135
      5,130    Sprint Corp. ...................................         440,218
      2,165    Sprint PCS Group ...............................          69,280
      5,945    US West, Inc. ..................................         316,943
                                                                  -------------
                                                                     10,038,232
                                                                  -------------
ENERGY (1.45%)
      1,960    American Elect. Pwr. Co. .......................          81,585
      1,280    Baltimore Gas & Electric .......................          32,800
      1,310    Carolina Power & Light .........................          52,236
      1,830    Central & S/W Corp .............................          45,407
      2,240    Coastal Corp. ..................................          71,680
        720    Columbia Energy Group ..........................          36,360
        820    Consolidated Natural Gas .......................          45,049
      1,550    Dominion Resources .............................          59,869
      1,310    DTE Energy Co. .................................          51,745
        180    Eastern Enterprises ............................           6,919
      3,751    Enron ..........................................         243,815
      1,980    Entergy Corp. New ..............................          55,935
      2,920    First Energy Corp.* ............................          85,410
      2,160    FPLGroup, Inc ..................................   $     111,105
      1,360    Niagara Mohawk Power* ..........................          19,890
        430    Nicor ..........................................          16,421
      1,840    Northern States Power ..........................          47,495
      1,930    PECO Energy Co. ................................          68,394
      4,990    PG&E Corp ......................................         157,185
      2,120    Public Services Enter ..........................          80,560
      3,392    Reliant Energy Inc .............................          90,948
      2,712    Sempra Energy ..................................          56,952
        750    Sonat Inc. .....................................          18,984
      8,120    Southern Co. ...................................         203,508
      1,870    Unicom Corp ....................................          66,502
                                                                  -------------
                                                                      1,806,754
                                                                  -------------
MISCELLANEIOUS  (0.15%)
      4,864    Williams Co ....................................         179,968
                                                                  -------------

               Total Utilities ................................      12,907,000
                                                                  -------------

SERVICE(0.69%)
BUSINESS (0.34%)
      7,100    Automatic Data Processing ......................         282,225
      1,480    Dun & Bradstreet Corp ..........................          50,690
      1,200    Equifax ........................................          45,300
        900    H & R Block ....................................          40,838
                                                                  -------------
                                                                        419,053
                                                                  -------------
CONSUMER (0.33%)
      9,820    Cendant Corp ...................................         162,644
      5,404    First Data .....................................         206,703
      3,000    Service Corp. Intl .............................          46,125
                                                                  -------------
                                                                        415,472
                                                                  -------------
ENVIRONMENTAL SERVICES (0.02%)
      2,720    Laidlaw ........................................          20,910
                                                                  -------------

               Total Service ..................................         855,435
                                                                  -------------

TRANSPORTATION (0.83%)
AIR TRANSPORTATION (0.36%)
      2,080    AMR Corp.* .....................................         115,310
      1,540    Delta Airlines .................................          93,651
      1,320    FDX Corp.* .....................................         126,060
      2,835    Southwest Airlines Co ..........................          85,404
        690    US Airways Group, Inc.* ........................          32,689
                                                                  -------------
                                                                        453,114
                                                                  -------------
RAILROAD (0.43%)
      5,535    Burlington No./Santa Fe ........................         183,347
      2,230    CSX Corp .......................................          87,528
      4,450    Norfolk Southern Co. ...........................         124,878
      3,010    Union Pacific Corp. ............................         141,094
                                                                  -------------
                                                                        536,847
                                                                  -------------
TRUCKING (0.04%)
        570    Navistar Intl.* ................................          24,510
        710    Ryder System ...................................          19,170
                                                                  -------------
                                                                         43,680
                                                                  -------------

               Total Transportation ...........................       1,033,641
                                                                  -------------

                              S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)

     Shares                                                            Value
     ------                                                            -----
MANUFACTURING (5.08%)
CONSUMER DURABLE (0.24%)
        680    Eastman Chemical Co. ...........................   $      32,088
      3,860    Eastman Kodak ..................................         255,484
        400    Polaroid Corp. .................................           9,550
                                                                  -------------
                                                                        297,122
                                                                  -------------
BUILDING & HOUSING (0.04%)
        500    Centex Corp. ...................................          18,406
        465    Crane Co .......................................          12,758
        340    Kaufman & Broad Corp. ..........................           7,650
        420    Pulte Corp .....................................          10,106
                                                                  -------------
                                                                         48,920
                                                                  -------------
CHEMICAL (1.51%)
      2,260    Air Prods. & Chem., Inc. .......................          72,603
      2,750    Dow Chemical ...................................         270,531
     13,640    Dupont De Nemours & Co. ........................         699,903
      1,120    Ecolab, Inc ....................................          44,660
        550    Great Lakes Chemical ...........................          21,416
        930    Hercules .......................................          25,749
        870    Millipore ......................................          24,251
      7,090    Monsanto Co. ...................................         323,038
      1,320    Morton Int'l. Co. ..............................          47,685
        580    Nalco Chemical .................................          16,313
      2,080    PPG Industries .................................         108,290
      1,350    Praxair, Inc. ..................................          47,166
      1,920    Rohm & Haas Co. ................................          60,000
      1,500    Sherwin Williams ...............................          36,094
        860    Sigma-Aldrich Corp. ............................          22,683
      1,130    Union Carbide Corp. ............................          49,720
        770    W.R. Grace & Co.* ..............................          10,347
                                                                  -------------
                                                                      1,880,449
                                                                  -------------
DIVERSIFIED (0.14%)
      2,650    Corning Corp. ..................................         141,775
        300    FMC Corp .......................................          15,356
        410    National Service Inds ..........................          13,171
                                                                  -------------
                                                                        170,302
                                                                  -------------
PAPER & FOREST PRODUCTS (0.75%)
        420    Boise Cascade ..................................          13,046
        830    Champion Intl ..................................          30,710
      1,930    Fort James Corp ................................          57,659
        950    Georgia Pacific Co .............................          69,588
      3,679    International Paper ............................         154,518
      6,712    Kimberly Clark .................................         317,142
        940    Louisiana-Pacific Co ...........................          17,273
        900    Mead Corp ......................................          27,394
        250    Potlatch Corp ..................................           8,672
        480    Temple Inland ..................................          28,770
        600    Union Camp Co ..................................          40,125
        880    Westvaco Corp. .................................          19,690
      2,030    Weyerhaeuser Co. ...............................         113,173
        960    Willamette Inds ................................          34,980
                                                                  -------------
                                                                        932,740
                                                                  -------------
METAL & MINERAL (0.09%)
      1,982    Allegheny Teledyne, Inc ........................          40,879
      1,589    Bethlehem Steel* ...............................          14,003
        760    Nucor Corp. ....................................          33,868
        730    USX-US Steel ...................................          18,478
        790    Worthington Inds., Inc. ........................          10,023
                                                                  -------------
                                                                        117,251
                                                                  -------------
CONTAINER(0.12%)
        260    Ball Corp. .....................................   $      10,888
        460    Bemis Co. ......................................          15,669
      1,110    Crown Cork & Seal ..............................          30,803
      1,250    Owens-Illinois, Inc.* ..........................          29,922
      1,232    Sealed Air Corp ................................          62,524
                                                                  -------------
                                                                        149,806
                                                                  -------------
COMPUTER (1.62%)
        550    Data General* ..................................           7,597
     16,216    Dell Computer* .................................       1,299,307
      5,840    EMC Corp.* .....................................         597,870
      1,500    Gateway 2000, Inc.* ............................         109,031
                                                                  -------------
                                                                      2,013,805
                                                                  -------------
NON FERROUS METAL (0.26%)
      1,960    Alcan Aluminum Ltd. ............................          47,653
      3,710    Aluminum Co. of Amer ...........................         150,255
        370    Asarco, Inc. ...................................           5,226
      1,250    Englehard Corp. ................................          22,266
      1,465    Inco Ltd. ......................................          18,496
      1,409    Newmont Mining Co. .............................          24,305
        570    Phelps Dodge ...................................          27,645
        640    Reynolds Metals ................................          27,360
                                                                  -------------
                                                                        323,206
                                                                  -------------
GOLD AND PRECIOUS METAL (0.11%)
      3,883    Barrick Gold Corp. .............................          68,681
      1,950    Battle Mountain Gold Co. .......................           6,581
        810    Cyprus Amax Mineral Co. ........................           9,113
      2,070    Freeport McMoran Corp.B ........................          19,536
      1,270    Homestake Mining Co. ...........................          11,668
      2,080    Placer Dome, Inc ...............................          22,750
                                                                  -------------
                                                                        138,329
                                                                  -------------
MISCELLANEOUS (0.20%)
      4,380    Applied Materials, Inc.* .......................         243,638
                                                                  -------------

               Total Manufacturing ............................       6,315,568
                                                                  -------------

TECHNOLOGY (18.30%)
OFFICE EQUIPMENT (0.05%)
      1,130    IKON Office Soution ............................          15,961
      3,070    Novell* ........................................          59,481
                                                                  -------------
                                                                         75,442
                                                                  -------------
ELECTRONIC (4.03%)
        410    EG&G ...........................................          10,865
        680    Harris Corp ....................................          21,165
     12,338    Hewlett-Packard Co. ............................         819,706
     21,100    Intel Corp. ....................................       2,530,681
        900    KLA-Tencor Corp.* ..............................          46,631
      7,150    Motorola, Inc ..................................         502,288
      1,600    National Semiconductor* ........................          16,800
      7,830    Northern Telecom ...............................         454,629
        380    Perkin-Elmer Corp. .............................          36,005
      2,800    Solectron Corp .................................         125,125
        675    Tektronix, Inc .................................          13,163
      4,680    Texas Instruments ..............................         417,398
        600    Thomas & Betts Co. .............................          25,013
                                                                  -------------
                                                                      5,019,469
                                                                  -------------
BIO-TECHNOLOGY (1.92%)
      2,660    Amgen* .........................................         394,605
     19,375    Cisco Systems Inc. .............................       1,895,117
      2,400    Seagate Technology Inc. ........................          69,450

                              S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)
     Shares                                                           Value
     ------                                                           -----
      1,502    Silicon Graphics Inc. ..........................   $      23,938
                                                                  -------------
                                                                      2,383,110
                                                                  -------------
SOFTWARE (4.08%)
        606    Adobe Systems, Inc .............................          24,392
      2,600    BMC Software, Inc. .............................         106,275
      2,145    Compuware Corp .................................         119,986
      5,200    EDS Corp .......................................         241,800
     29,990    Microsoft Corp .................................       4,502,249
      2,400    Parametric Tech Co.* ...........................          36,900
      2,300    Peoplesoft Inc. ................................          43,413
                                                                  -------------
                                                                      5,075,015
                                                                  -------------
BUSINESS-MACHINES & SOFTWARE (4.31%)
     10,476    America Online Inc. ............................         931,709
      1,080    Apple Computer, Inc.* ..........................          37,598
     19,863    CompaqComputers ................................         700,171
      1,190    General Inst. Corp.* ...........................          34,808
     10,925    IBM ............................................       1,857,250
     11,900    Oracle Systems* ................................         664,913
      3,260    Pitney Bowes Systems ...........................         205,991
      4,370    Sun Microsystems* ..............................         425,256
      2,610    Unisys Corp.* ..................................          77,811
      7,740    Xerox Corp. ....................................         427,151
                                                                  -------------
                                                                      5,362,658
                                                                  -------------
BUSINESS SERVICE (0.01%)
        200    Shared Medical Systems .........................          10,200
                                                                  -------------
SEMI CONDUCTOR (0.16%)
      1,170    Advanced Micro Devices* ........................          20,914
      1,320    LSI Logic Corp.* ...............................          34,238
      2,490    Micron Technology, Inc.* .......................         143,486
                                                                  -------------
                                                                        198,638
                                                                  -------------
TELECOMMUNICATIONS (2.21%)
      6,970    Airtouch Comms* ................................         634,706
        780    Andrew Corp ....................................          11,798
      2,450    Ascend Comms* ..................................         188,497
      1,320    Cabletron Systems* .............................          10,725
     15,920    Lucent Technologies ............................       1,616,875
      2,614    Nextel Comms* ..................................          78,583
        670    Scientific-Atlanta, Inc. .......................          21,733
      2,240    Tellabs, Inc.* .................................         179,340
                                                                  -------------
                                                                      2,742,257
                                                                  -------------
AEROSPACE AIRCRAFT (1.10%)
      6,800    Allied Signal, Inc. ............................         281,350
     11,933    Boeing .........................................         424,367
      1,100    General Dynamics Corp. .........................          66,481
      2,120    Rockwell Intl. Corp. ...........................          94,208
      1,980    Textron, Inc. ..................................         154,440
      2,770    United Technologies Corp. ......................         343,134
                                                                  -------------
                                                                      1,363,980
                                                                  -------------
TELECOM EQUIPMENT (0.33%)
      4,632    Lockheed Martin Corp. ..........................         174,569
        600    Northrop Grumman Corp. .........................          37,388
      3,600    Raytheon-Class B ...............................         192,375
                                                                  -------------
                                                                        404,332
                                                                  -------------
MISCELLANEOUS (0.10%)
      4,030    3Com Corp.* ....................................         126,693
                                                                  -------------

               Total Technology ...............................      22,761,794
                                                                  -------------

ENERGY (4.92%)
OIL & GAS - DOMESTIC (0.50%)
        880    Amerada Hess Corp. .............................   $      39,930
      1,000    Anadarko Petroleum Corp. .......................          27,500
        740    Apache Corp ....................................          14,754
        650    Ashland, Inc ...................................          28,925
      3,800    Atlantic Richfield .............................         207,575
      1,547    Burlington Resources, Inc. .....................          50,084
        440    Helmerich & Payne ..............................           7,178
        430    Kerr McGee Co. .................................          12,282
        910    Oryx Energy * ..................................           9,441
      3,200    Phillips Petroleum Co. .........................         123,800
        910    Sunoco Inc .....................................          27,698
      2,550    Unocal Corp. ...................................          71,878
                                                                  -------------
                                                                        621,045
                                                                  -------------
OIL & GAS INTERNATIONAL (3.82%)
      7,860    Chevron Corp. ..................................         604,238
     28,380    Exxon Corp. ....................................       1,889,044
      9,550    Mobil Corp. ....................................         794,441
     24,770    Royal Dutch Pet.-ADR ...........................       1,086,784
      6,868    Texaco .........................................         319,791
      2,990    USX-Marathon ...................................          61,856
                                                                  -------------
                                                                      4,756,154
                                                                  -------------
OIL & GAS SERVICE (0.27%)
        700    Rowan Co.,Inc.* ................................           6,038
      6,310    Schlumberger ...................................         306,429
      2,164    Union Pac. Resources Grp .......................          19,341
                                                                  -------------
                                                                        331,808
                                                                  -------------
NATURAL GAS (0.07%)
      3,200    RJR Nabisco Corp. ..............................          87,400
                                                                  -------------
ENERGY RAW MATERIAL (0.26%)
      1,786    AES Corp .......................................          66,417
      2,812    Baker Hughes, Inc ..............................          50,616
      5,048    Halliburton Co .................................         142,606
        480    McDermott Intl .................................           9,570
      3,230    Occidental Petroleum ...........................          48,610
                                                                  -------------
                                                                        317,819
                                                                  -------------

               Total Energy ...................................       6,114,226
                                                                  -------------

Total Common Stocks
   (Cost$70,354,205) ..........................................     117,411,835
                                                                  -------------

                              S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)

     PAR
    VALUE                                                              VALUE
    -----                                                              -----
SHORT-TERM INVESTMENTS (5.49%)
               UNITED STATES TREASURY BILLS
$ 4,500,000    4.330% 03/18/99 (b) ............................   $   4,490,777

    315,292    FIRSTAR GOVERNMENT MONEY MARKET FUND ...........         315,292
  2,016,213    FIRSTAR INSTITUTIONAL MONEY MARKET FUND ........       2,016,213
                                                                  -------------

               Total Short-Term Investments (Cost $6,822,282) .       6,822,282
                                                                  -------------

               Total Investments (Cost $77,176,487) (99.91%) ..     124,234,117
               Other Net Assets (0.09%) .......................         116,033
                                                                  -------------
                  Net Assets (100.00%) ........................   $ 124,350,150
                                                                  =============

*Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $77,176,487. At February 28, 1999, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation ........................   $  49,800,636
               Unrealized depreciation ........................      (2,743,006)
                                                                  -------------
                  Net unrealized appreciation .................   $  47,057,630
                                                                  =============

(b) At February 28, 1999, certain United States Treasury Bills with a market value of $1,197,108 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 1999 (Contracts - $250 times premium/ delivery month/commitment)

                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
               S&P 500 Stock Index:
                  22/March 99/Long ............................   $     (28,023)
                                                                  =============

                See accompanying notes to financial statements

                             S&P MIDCAP INDEX FUND
                           PORTFOLIO OF INVESTMENTS
                               February 28, 1999
                                  (unaudited)

     Shares                                                           Value
     ------                                                           -----
COMMON STOCKS (97.75%)
CAPITAL GOODS (6.20%)
PRODUCTION (0.13%)
      1,300    Tecumseh Prod. Co. Cl. A .......................   $      64,025
                                                                  -------------
MACHINERY-AGRICULT & CONSTRUCTION (0.05%)
      3,929    AGCO Corp ......................................          25,784
                                                                  -------------
MACHINERY-INDUSTRIAL (1.19%)
      1,636    Albany Intl. Corp. Cl A ........................          32,107
      1,500    Borg-Warner Automotive .........................          65,344
      2,636    Flowserve Corp .................................          43,659
      2,000    Modine Manufacturing Co. .......................          56,000
      2,200    Stewart & Stevenson Svcs .......................          18,425
      5,647    Watson Pharm., Inc.* ...........................         272,821
      1,600    Watts Industry .................................          22,300
      2,700    York Intl. Corp. New Com .......................          97,875
                                                                  -------------
                                                                        608,531
                                                                  -------------
POLLUTION CONTROL (1.03%)
     11,000    Allied Waste Ind. Inc. .........................         214,500
      2,100    Calgon Carbon Corp .............................          12,469
      3,400    Donaldson Co. Inc. .............................          61,413
      9,760    U.S. Filter Corp.* .............................         239,730
                                                                  -------------
                                                                        528,112
                                                                  -------------
ENGINEERING & CONSTRUCTION (0.70%)
      1,700    Jacobs Engineering Group* ......................          67,256
      1,800    Structural Dyn. Research* ......................          35,100
      1,897    Vulcan Materials Co. ...........................         255,621
                                                                  -------------
                                                                        357,977
                                                                  -------------
ELECTRICAL EQUIPMENT (2.26%)
      2,100    Ametek, Inc. ...................................          35,569
      4,300    Cirrus Logic, Inc.* ............................          34,938
      4,430    Hubbell, Inc. Cl. B ............................         165,018
      4,600    Integrated Device Tech.* .......................          29,613
      2,850    IPALCO .........................................         136,622
      4,215    Mark IVIndustries, Inc. ........................          63,488
      9,890    Molex, Inc. ....................................         264,558
      5,500    Teradyne, Inc.* ................................         261,938
      2,900    UCAR Intl.* ....................................          46,038
      2,000    Varian Assoc ...................................          64,000
      4,460    Vishay Intertech., Inc.* .......................          57,701
                                                                  -------------
                                                                      1,159,483
                                                                  -------------
TRANSPORTATION EQUIPMENT (0.57%)
      2,700    Federal Signal .................................          63,281
      1,850    SPX Corp .......................................         105,681
      2,500    Trinity Industries .............................          82,344
      3,200    WI Central Transport* ..........................          44,000
                                                                  -------------
                                                                        295,306
                                                                  -------------
CONGLOMERATE (0.27%)
      2,040    N.N. Shipbuilding ..............................          59,033
      2,000    Rayonier, Inc ..................................          81,875
                                                                  -------------
                                                                        140,908
                                                                  -------------

               Total Capital Goods ............................       3,180,126
                                                                  -------------
CONSUMER CYCLICAL (7.24%)
HOUSING (0.22%)
      9,701    Clayton Homes, Inc. ............................         120,050
                                                                  -------------
BUILDING MATERIAL (0.48%)
      2,200    BJ'S Wholesale Club* ...........................   $      95,838
      2,900    Martin Marietta Materials ......................         148,806
                                                                  -------------
                                                                        244,644
                                                                  -------------
AUTO & TRUCK (0.16%)
      2,300    Teleflex, Inc. .................................          81,794
                                                                  -------------
AUTO PARTS (0.46%)
      1,200    Arvin Inds., Inc ...............................          43,500
      4,100    Lear Corp.* ....................................         144,781
      2,000    Superior Industries ............................          49,500
                                                                  -------------
                                                                        237,781
                                                                  -------------
TIRE & RUBBER (0.25%)
      1,400    Bandag Inc .....................................          44,363
      2,000    Carlisle Cos., Inc .............................          82,750
                                                                  -------------
                                                                        127,113
                                                                  -------------
HOUSEHOLD PRODUCTS (0.17%)
      1,000    Enesco Group, Inc. .............................          16,563
      3,200    Furniture Brands Intl. Inc .....................          68,400
                                                                  -------------
                                                                         84,963
                                                                  -------------
TEXTILE & APPAREL (0.80%)
      3,400    Burlington Inds., Inc.* ........................          21,038
      7,800    Shaw Industries, Inc. ..........................         171,113
      3,900    UNIFI, Inc. ....................................          47,044
      3,500    Warnaco Group CL-A .............................          78,750
      3,700    Westpoint Stevens, Inc.* .......................          94,350
                                                                  -------------
                                                                        412,295
                                                                  -------------
SHOES (0.10%)
      2,400    Nine West Group, Inc.* .........................          53,850
                                                                  -------------
RETAIL-GENERAL (4.24%)
      3,400    Abercrombie & Fitch ............................         258,400
      4,300    Barnes & Noble, Inc.* ..........................         127,119
      8,340    Bed Bath & Beyond* .............................         245,509
      6,225    Best Buy Co., Inc.* ............................         577,369
      4,600    Callaway Golf Co ...............................          50,025
      3,250    Claire's Stores, Inc ...........................          71,703
      5,913    CompUSA* .......................................          62,087
      3,700    Dollar Tree Stores Inc .........................         148,000
     11,300    Family Dollar Stores ...........................         226,000
      2,500    Fastenal Co. ...................................          95,000
      3,000    Heilig-Myers Co ................................          19,500
      2,300    Micro Warehouse, Inc.* .........................          45,425
      2,234    Payless Shoesource* ............................         122,591
      2,240    Tiffany & Co ...................................         128,100
                                                                  -------------
                                                                      2,176,828
                                                                  -------------
LODGING (0.36%)
      5,197    Promus Hotel Corp.* ............................         182,869
                                                                  -------------

               Total Consumer Cyclical ........................       3,722,187
                                                                  -------------
CONSUMER NON-DURABLE (20.56%)
HEALTHCARE (1.39%)
      3,300    Appria Healthcare Group* .......................          29,494
      6,900    Beverly Enterprises, Inc.* .....................          35,794
      3,700    Covance, Inc.* .................................         101,981
      3,100    Dentsply Intl., Inc ............................          79,050

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)

     Shares                                                            Value
     ------                                                            -----
      8,000    Mylan Laboratories .............................   $     218,500
      2,836    PC Health System*Cl.B ..........................         204,901
      4,700    Quorum HG, Inc.* ...............................          43,475
                                                                  -------------
                                                                        713,195
                                                                  -------------
CONSUMER PRODUCTS (0.32%)
      3,633    A.C. Nielson Corp.* ............................          94,458
      2,631    Lancaster Colony Corp. .........................          72,353
                                                                  -------------
                                                                        166,811
                                                                  -------------
FOOD BEVERAGE & TOBACCO (3.28%)
      2,200    Bob Evans Farms ................................          47,438
      2,300    Dean Foods Co. .................................          83,806
      4,000    Dole Food Co. ..................................         126,000
      1,600    Dreyer Grand Ice Cream .........................          19,900
      6,175    Flowers Inds., Inc. ............................         150,516
      4,900    Hormel Foods Corp ..............................         176,400
      1,100    Int'l. Multifoods, Inc .........................          23,788
      4,822    Interstate Bakeries Corp. ......................         115,728
      1,700    Lance, Inc .....................................          28,050
      4,660    McCormick & Co. ................................         133,393
      1,600    Smucker (J.M.)Co. Cl. A ........................          38,000
      5,500    Starbucks Corp.* ...............................         290,813
     14,050    Tyson Foods, Inc. Cl. A ........................         288,025
      2,300    Universal Corp. ................................          62,531
      2,900    Universal Foods Corp. ..........................          65,794
      2,862    Vlasic Foods Int'l., Inc. ......................          34,881
                                                                  -------------
                                                                      1,685,063
                                                                  -------------
RETAIL-FOOD & DRUGS (0.45%)
      5,000    General Nutrition Co.* .........................          66,875
      2,554    Hannaford Brothers Co ..........................         120,038
      2,400    Ruddick Corp. ..................................          44,250
                                                                  -------------
                                                                        231,163
                                                                  -------------
COMMUNICATIONS & MEDIA (1.14%)
      8,000    Belo (A.H.)Corp. Sr. A .........................         145,000
      1,400    Information Resources* .........................          11,725
      2,700    TCA Cable TV, Inc. .............................         119,138
        567    Washington Post, Class B .......................         311,779
                                                                  -------------
                                                                        587,642
                                                                  -------------
ENTERTAINMENT & LEISURE (0.74%)
      2,097    Chris Craft Industries* ........................          88,860
      6,300    Circus Circus Ent., Inc.* ......................         107,888
      2,778    Gtech Holdings Corp.* ..........................          62,852
      3,786    Premark Intl ...................................         120,915
                                                                  -------------
                                                                        380,515
                                                                  -------------
APPAREL (1.32%)
      6,200    Jones Apparel Group* ...........................         173,213
      1,800    Lands End * ....................................          54,563
      2,988    Ross Store, Inc. ...............................         136,701
      8,766    Saks Holding, Inc.* ............................         315,028
                                                                  -------------
                                                                        679,505
                                                                  -------------
DRUGS (1.93%)
      1,900    Agouron Pharm. Inc .............................         108,419
      5,824    Bergen Brusswig CL A ...........................         142,324
      2,400    Carter-Wallace Inc .............................          39,300
      5,300    Forest Labs CLA* ...............................         262,019
      4,555    ICN Pharmeceuticals ............................          99,641
      7,800    IVAX Corp.* ....................................         115,050
      1,800    Sepracor Inc. ..................................         224,550
                                                                  -------------
                                                                        991,303
                                                                  -------------
HOSPITAL SUPPLY & SERVICE (0.97%)
      1,500    Acuson Corp.* ..................................   $      22,500
      5,250    Omnicare, Inc. .................................         125,672
      4,323    PSS World Medical, Inc.* .......................          49,197
      6,400    Stryker Corp. ..................................         302,400
                                                                  -------------
                                                                        499,769
                                                                  -------------
COSMETICS & SOAP (0.09%)
      1,100    Church and Dwight ..............................          45,925
                                                                  -------------
PRINTING & PUBLISHING (0.60%)
      2,000    Banta Corp. ....................................          42,625
      2,600    Glatfelter (P.H.) Co. ..........................          27,788
      1,600    Houghton Mifflin Co ............................          68,800
      2,800    Lee Enterprises ................................          77,350
      1,800    Media General, Inc. Cl. A ......................          90,000
                                                                  -------------
                                                                        306,563
                                                                  -------------
RESTAURANT (0.77%)
      4,110    Brinker International* .........................         118,933
      1,800    Buffets, Inc.* .................................          18,113
      4,000    CBRL Group Inc. ................................          75,000
      2,600    Lone Star Steakhouse* ..........................          23,563
      3,000    Outback Steakhouse, Inc.* ......................         131,625
      1,050    Sbarro, Inc. ...................................          26,513
                                                                  -------------
                                                                        393,747
                                                                  -------------
BUSINESS SERVICE (3.55%)
      6,400    Cintas Group ...................................         452,800
      9,200    Comdisco .......................................         110,400
      7,200    Concord EFS Inc ................................         229,950
      6,100    Dial Corp ......................................         178,044
      6,800    Modis Prof. Services ...........................          93,075
      3,500    Noble Affiliates ...............................          79,188
      2,700    Pittston Brink's Group .........................          66,150
      4,000    Snyder Comms. Inc ..............................         137,000
      6,328    Sungard D.S., Inc.* ............................         250,747
      6,000    Viad Corp ......................................         158,625
      3,000    Wallace Comp. Services .........................          67,875
                                                                  -------------
                                                                      1,823,854
                                                                  -------------
OFFICE PRODUCTS (1.68%)
      3,400    Hon Inds .......................................          80,750
      5,600    Miller (Herman), Inc. ..........................          95,200
     15,378    Office Depot* ..................................         548,802
      8,000    Office Max, Inc.* ..............................          62,000
      1,600    Standard Register Co ...........................          46,300
      4,181    Unisource Worldwide, Inc. ......................          29,267
                                                                  -------------
                                                                        862,319
                                                                  -------------
HEALTHCARE SERVICES (2.25%)
      3,423    Cardinal Health, Inc. ..........................         247,098
      2,857    Concentra Managed Care* ........................          30,356
      4,000    First Health Group Corp.* ......................          64,000
      7,900    Foundation H.S.-A* .............................          63,200
     15,550    Health Mgmt. Assoc. Cl.A.* .....................         201,178
      3,598    Lincare Holdings Inc.* .........................         128,179
      4,114    Steris Corp.* ..................................         135,248
      5,930    Sybron Intl. Corp.* ............................         145,656
      4,943    Total Renal Care Hlds* .........................          43,869
      2,800    Trigon Healthcare Inc. .........................          98,175
                                                                  -------------
                                                                      1,156,959
                                                                  -------------

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)

     Shares                                                           Value
     ------                                                           -----
HEALTH & BEAUTY AIDS (0.08%)
      5,000    Perrigo Co.* ...................................   $      41,875
                                                                  -------------

               Total Consumer Non-Durable .....................      10,566,208
                                                                  -------------

BANKING & FINANCIAL SERVICES (14.81%)
BANK & BANK HOLDING COS. (6.61%)
      2,460    CCB Financial Corp .............................         127,766
      2,984    City National Corp .............................          96,234
     11,387    First Security Corp. Del .......................         211,371
      8,100    First Tennesse Ntl., Corp. .....................         308,306
      3,400    First Virginia Banks, Inc ......................         162,138
      9,600    Hibernia Bank ..................................         155,400
      3,200    Keystone Financial Inc .........................         115,600
      6,380    Marshall and Isley Corp ........................         357,280
      4,300    Mercantile Bankshares Corp. ....................         156,681
      8,650    North Fork Bancorp .............................         190,300
      6,440    Old Kent Financial Corp. .......................         282,555
      5,400    Pacific Century Financial ......................         118,463
      5,228    Pinnacle West ..................................         188,862
      2,737    Provident Financial Group ......................         106,743
     10,050    Southtrust Corp. ...............................         402,628
      2,300    Wilmington Trust Corp. .........................         130,381
      4,425    Zions Bancorporation ...........................         283,200
                                                                  -------------
                                                                      3,393,908
                                                                  -------------
SAVINGS & LOAN (2.29%)
      3,933    Associated Banc Corp. ..........................         122,169
      3,500    Astoria Financial Corp .........................         158,594
     10,637    Charter One Fin., Inc ..........................         306,479
      6,893    Dime Bancorp Inc ...............................         170,602
      5,800    Greenpoint Fin. Corp ...........................         177,988
      8,542    Sovereign Bancorp, Inc .........................         104,640
      5,689    TCF Financial Corp. ............................         136,892
                                                                  -------------
                                                                      1,177,364
                                                                  -------------

INSURANCE (4.43%)
     16,824    AFLAC Corp. ....................................         742,359
      4,500    AMBAC Financial Group ..........................         252,000
      4,000    American Fin. Group, Inc. ......................         147,750
      3,100    Everest Re Holdings ............................         102,881
      3,300    Finova Group, Inc ..............................         167,681
      2,600    Horace Mann Educators ..........................          60,938
      2,050    HSB Group, Inc .................................          75,850
      8,100    Old Republic ...................................         152,381
      5,000    Oxford Health Plans* ...........................          94,688
      3,877    Protective Life Corp. ..........................         133,757
      5,600    Reliastar Financial Corp. ......................         254,100
      2,100    The PMI Group, Inc .............................          90,563
                                                                  -------------
                                                                      2,274,948
                                                                  -------------
FINANCIAL SERVICES (1.48%)
      6,287    AG Edwards .....................................         204,720
      8,794    Paine Webber ...................................         328,676
      7,438    T. Rowe Price ..................................         229,183
                                                                  -------------
                                                                        762,579
                                                                  -------------

               Total Banking & Financial Services .............       7,608,799
                                                                  -------------

UTILITY (11.54%)
ELECTRIC (8.16%)
      8,000    Allegheny Power System .........................   $     237,500
      1,200    Black Hills Corp. ..............................          27,000
      3,740    Calenergy, Inc.* ...............................         104,954
      1,200    Cleco Corporation ..............................          35,250
      1,700    CMP Group Inc ..................................          28,688
      6,200    CMS Energy Corp ................................         256,525
      5,900    Connectiv, Inc.* ...............................         125,006
      9,800    DPL Inc ........................................         174,563
      4,110    Energy East Corporation ........................         220,399
      5,688    Florida Progress Corp. .........................         228,231
      1,700    Hawaiian Electric Inds .........................          59,288
      2,200    Idacorp Inc. ...................................          68,338
      5,000    Illinova Corp ..................................         118,750
      4,636    Interstate Energy Corp. ........................         127,780
      4,100    Kansas City Power & Light ......................         104,550
      8,100    LG&E Energy Corp. ..............................         184,781
      5,688    Midamerican Energy Co. .........................         153,576
      1,900    Minnesota Power & Light ........................          76,356
      3,200    Montana Power Co ...............................         194,800
      2,800    Nevada Power Co. ...............................          67,025
      4,200    New England Electric Sys .......................         204,488
      7,184    Nipsco Industries ..............................         186,335
      8,400    Northeast Utilities* ...........................         125,475
      5,300    OGE Energy Corp. ...............................         126,538
      6,933    Potomac Electric Power Co ......................         168,992
      2,300    Public Ser. Co. N.Mexico .......................          35,363
      5,327    Puget Sound Power & Light ......................         128,514
      6,249    SCANA Corp. ....................................         146,852
      8,000    Teco Energy, Inc ...............................         173,000
      3,400    Utilicorp United, Inc. .........................         116,875
      7,400    Wisc. Energy Corp. .............................         189,163
                                                                  -------------
                                                                      4,194,955
                                                                  -------------
GAS (1.18%)
      3,300    AGL Resources ..................................          62,906
      1,600    Indiana Energy, Inc. ...........................          32,000
      9,800    Keyspan Energy Corp ............................         259,700
      4,900    MCN Energy Group, Inc. .........................          87,281
      8,410    Noble Drilling Corp.* ..........................         104,074
      2,500    Washington Gas Light Co. .......................          59,844
                                                                  -------------
                                                                        605,805
                                                                  -------------
TELEPHONE (2.07%)
      2,200    Aliant Comms ...................................          87,725
      5,850    Century Telephone Entps ........................         361,238
      8,000    Cincinnati Bell ................................         158,000
      6,375    NCR Corp.* .....................................         260,977
      3,900    Telephone & Data ...............................         195,975
                                                                  -------------
                                                                      1,063,915
                                                                  -------------
MISCELLANEOUS (0.13%)
      2,400    Vanguard Cell. Sys. Cl.A* ......................          66,900
                                                                  -------------

               Total Utility ..................................       5,931,575
                                                                  -------------

SERVICE (3.46%)
DISTRIBUTOR (0.60%)
      2,700    Alexander & Baldwin, Inc. ......................          53,325
      5,100    American W.W., Inc. ............................         154,275

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)
     Shares                                                           Value
     ------                                                           -----

        900    Scholastic Corp.* ..............................   $      44,325
      3,269    Tech Data Corp. * ..............................          55,573
                                                                  -------------
                                                                        307,498
                                                                  -------------
BUSINESS (1.49%)
      8,200    Convergys Corp .................................         141,963
      4,700    Fiserv, Inc.* ..................................         220,900
      2,200    Kelly Services, Inc. Cl. A .....................          56,100
      5,400    ManPower, Inc. .................................         129,263
      4,750    Olsten Corp ....................................          29,391
      5,208    Robert Half Intl.* .............................         187,488
                                                                  -------------
                                                                        765,105
                                                                  -------------
CONSUMER (0.65%)
      4,415    Nova Corp/Georgia ..............................         110,375
      2,300    Rollins, Inc ...................................          36,944
      3,800    Sotheby's ......................................         106,400
      5,500    Stewart Enterprises, Inc. ......................          82,500
                                                                  -------------
                                                                        336,219
                                                                  -------------
MISCELLANEOUS (0.72%)
      5,700    Apollo Group Inc. ..............................         171,356
      4,600    Quintiles Transnational, Inc.* .................         198,375
                                                                  -------------
                                                                        369,731
                                                                  -------------

               Total Service ..................................       1,778,553
                                                                  -------------
TRANSPORTATION (3.46%)
AIR TRANSPORTATION (0.48%)
      2,600    Airbourne Freight Corp. ........................         101,400
      1,700    Alaska Airgroup, Inc.* .........................          86,169
      1,800    ASA Holdings, Inc ..............................          60,413
                                                                  -------------
                                                                        247,982
                                                                  -------------
RAILROAD (1.22%)
      3,100    Gatx Corp. .....................................         107,144
      6,800    Kansas City Southern Inds ......................         317,900
      3,300    Ogden Corp .....................................          80,644
      6,410    Whitman Corp ...................................         121,790
                                                                  -------------
                                                                        627,478
                                                                  -------------
TRUCKING (0.38%)
      1,400    Arnold Inds., Inc. .............................          21,350
      2,700    Consolidated Freightways .......................         114,075
      2,500    Hunt (J.B.)* ...................................          58,750
                                                                  -------------
                                                                        194,175
                                                                  -------------
MISCELLANEOUS (1.38%)
      9,600    Harley Davidson ................................         555,000
      1,900    Overseas Shipholding Grp .......................          23,156
      2,812    U.S. Foodservice, Inc.* ........................         130,582
                                                                  -------------
                                                                        708,738
                                                                  -------------

               Total Transportation ...........................       1,778,373
                                                                  -------------

MANUFACTURING (9.27%)
CONSUMER DURABLE (0.64%)
     12,000    Leggett & Platt ................................         251,250
      2,200    Suiza Foods Corp ...............................          81,400
                                                                  -------------
                                                                        332,650
                                                                  -------------
BUILDING & HOUSING (0.21%)
      2,374    Southdown, Inc. ................................         112,023
                                                                  -------------
CHEMICAL (2.54%)
      4,100    Airgas, Inc.* ..................................   $      36,900
      3,600    Albemarle Corp .................................          85,050
      1,600    Arch Chemicals Inc .............................          30,400
      4,300    Cabot Corp .....................................         108,306
      4,267    Crompton & Knowles Corp. .......................          78,940
      2,900    Cytec Inds.* ...................................          77,756
      1,300    Dexter Corp ....................................          36,075
      5,200    Ethyl Corp. ....................................          25,350
               2,300 Ferro Corp. ..............................          49,163
        800    Fuller (H.B.) Corp. ............................          33,900
      2,400    Georgia Gulf Corp. .............................          36,300
      7,000    IMC Global, Inc. ...............................         139,563
      6,200    Iowa Beef Processing ...........................         139,500
      2,200    Lawter Intl ....................................          15,675
      3,600    Lubrizol Corp. .................................          68,625
      5,200    Lyondell Petrochemical .........................          69,550
        500    NCHCorp ........................................          25,250
      5,718    RPM, Inc. Ohio .................................          78,980
      2,400    Schulman (A.), Inc. ............................          39,600
      7,318    Solutia, Inc. ..................................         130,352
                                                                  -------------
                                                                      1,305,235
                                                                  -------------
DIVERSIFIED (0.32%)
      1,000    Nordson Corp. ..................................          59,500
      3,200    Olin Corp ......................................          40,600
      3,800    Witco Corp. ....................................          64,363
                                                                  -------------
                                                                        164,463
                                                                  -------------
CAPITAL GOOD (0.27%)
      3,200    Harsco Corp ....................................          89,800
      1,600    Kennametal, Inc ................................          33,300
      1,400    Magnetek, Inc.* ................................          15,225
                                                                  -------------
                                                                        138,325
                                                                  -------------
PAPER & FOREST PRODUCT (1.21%)
      3,600    Bowater, Inc ...................................         151,650
      1,300    Chesapeake Corp. ...............................          40,950
      6,000    Consolidated Papers ............................         133,500
      5,550    Georgia Pacific Co Timber* .....................         113,081
      3,400    Longview Fibre Co ..............................          38,463
      2,200    Pentair, Inc. ..................................          83,325
      3,742    Wausau Paper Mills Co. .........................          59,404
                                                                  -------------
                                                                        620,373
                                                                  -------------
METAL & MINERALS (0.52%)
      3,400    AK Steel Holding Corp. .........................          74,163
      1,200    Carpenter Technology ...........................          31,125
      3,175    Hanna (M.A.)Co .................................          34,925
      1,258    Inland Steel Inds ..............................          22,959
        400    Maxxam, Inc.* ..................................          23,400
      1,500    Minerals Technology, Inc. ......................          64,406
      1,600    Oregon Steel Mills, Inc. .......................          15,300
                                                                  -------------
                                                                        266,278
                                                                  -------------
CONTAINER (0.37%)
        600    Cleveland Cliffs Corp. .........................          22,238
      6,762    Sonoco Products, Inc. ..........................         165,669
                                                                  -------------
                                                                        187,907
                                                                  -------------
COMPUTER (1.83%)
      2,600    Citrix Systems Inc .............................         200,525
      2,706    Comverse Technology* ...........................         194,156

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)
     Shares                                                            Value
     ------                                                            -----
      2,400    Legato Systems Inc .............................   $     118,200
     10,530    Quantum Corp.* .................................         173,087
      2,600    Sequent Comp. Sys.* ............................          24,781
      6,548    Storage Tech. Corp.* ...........................         227,952
                                                                  -------------
                                                                        938,701
                                                                  -------------
NON-FERROUS METAL (0.33%)
      3,400    Federal Mogul Corp .............................         167,238
                                                                  -------------
MISCELLANEOUS (1.03%)
      4,400    American Standard Co.* .........................         147,675
      4,060    Hillenbrand Industries .........................         170,013
      7,170    International Game Tech ........................         136,230
      1,800    Kaydon Corp. ...................................          54,900
      2,200    Wellman, Inc ...................................          20,488
                                                                  -------------
                                                                        529,306
                                                                  -------------

               Total Manufacturing ............................       4,762,499
                                                                  -------------

TECHNOLOGY (17.51%)
OFFICE EQUIPMENT (1.09%)
      4,500    Diebold ........................................         131,344
      4,117    Lexmark Intl. Grp. CL A* .......................         424,823
                                                                  -------------
                                                                        556,167
                                                                  -------------
ELECTRONIC (1.53%)
      5,574    Arrow Electronics, Inc.* .......................          79,081
      2,260    Avnet, Inc .....................................          89,694
      6,200    Fore Systems Inc ...............................          89,900
      3,000    Litton Inds.* ..................................         168,375
      3,854    SCI Systems Inc.* ..............................         119,233
      4,900    Sensormatic Elect. Corp.* ......................          51,450
      3,500    Symbol Technologies, Inc. ......................         185,500
                                                                  -------------
                                                                        783,233
                                                                  -------------
BIOTECHNOLOGY (2.30%)
      1,900    Beckman Coulter, Inc. ..........................          91,794
      4,800    Biogen, Inc.* ..................................         461,400
      4,500    Centocor, Inc.* ................................         187,031
     11,212    Chiron Corp.* ..................................         236,153
      4,500    Genzyme Corp.* .................................         202,500
                                                                  -------------
                                                                      1,178,878
                                                                  -------------
SOFTWARE (3.46%)
     14,340    Cadence Design Sys., Inc.* .....................         345,056
      3,700    Cambridge Tech Partners ........................          92,963
      3,600    Electronic Arts* ...............................         143,550
     10,100    Informix Corp.* ................................          88,375
      3,700    Intuit Inc. ....................................         366,069
      5,450    Platinum Technology* ...........................          72,213
      5,400    R&R Cl. A ......................................         101,925
      5,500    Siebel Systems Inc. ............................         242,000
      5,666    Sterling Commerce, Inc.* .......................         147,316
      4,934    Sterling Software, Inc.* .......................         125,817
      3,000    Symantec Corp.* ................................          54,188
                                                                  -------------
                                                                      1,779,472
                                                                  -------------
BUSINESS-MECHANICS & SOFTWARE (1.69%)
      4,800    Borders Group* .................................          66,300
      1,525    Granite Construction, Inc ......................          37,458
      2,600    Imation Corp.* .................................          40,300
      7,981    Network Associates, Inc ........................         375,107
      5,300    Rational Software Corp .........................         157,344
      4,109    Synopsys, Inc.* ................................         190,041
                                                                  -------------
                                                                        866,550
                                                                  -------------
BUSINESS-SERVICE (0.16%)
      2,300    Policy Mgmt. Sys. Corp.* .......................   $      84,094
                                                                  -------------
SEMICONDUCTOR (3.25%)
      6,450    Altera Corp.* ..................................         313,631
      6,400    Atmel Corp.* ...................................         110,000
      4,900    Cypress Semiconductor* .........................          46,856
      9,800    Linear Technology Corp. ........................         429,363
      8,100    Maxim Integrated Prod.* ........................         337,669
      3,673    Microchip Tech* ................................         100,089
      4,800    Xilinx, Inc.* ..................................         334,800
                                                                  -------------
                                                                      1,672,408
                                                                  -------------
TELECOMMUNICATIONS (1.38%)
      7,520    ADCTelecom., Inc.* .............................         304,560
      3,200    Comsat Corp ....................................          93,600
      4,280    Qualcom* .......................................         312,440
                                                                  -------------
                                                                        710,600
                                                                  -------------
AEROSPACE AIRCRAFT (1.06%)
      4,500    Gulfstream Aerospace Corp ......................         201,375
      4,306    Meritor Automative, Inc.* ......................          68,358
      1,550    Precision Castparts ............................          57,544
      3,249    Sunstrand Corp. ................................         219,917
                                                                  -------------
                                                                        547,194
                                                                  -------------
TELECOM EQUIPMENT (0.29%)
      2,100    Cordant Tech., Inc .............................          81,769
      2,600    Gencorp, Inc. ..................................          52,163
      1,400    OEA, Inc .......................................          15,575
                                                                  -------------
                                                                        149,507
                                                                  -------------
MISCELLANEOUS (1.30%)
      6,100    Amer. Pwr. Conv. Corp.* ........................         218,838
     10,333    Analog Devices* ................................         258,971
      4,270    Keane, Inc.* ...................................         132,103
      4,200    Mentor Graphics* ...............................          58,800
                                                                  -------------
                                                                        668,712
                                                                  -------------

               Total Technology ...............................       8,996,815
                                                                  -------------

ENERGY (3.70%)
OIL & GAS-DOMESTIC (1.93%)
      7,422    El Paso Natural Gas ............................         270,439
      3,000    Murphy Oil Corp. ...............................         102,563
      2,200    National Fuel Gas Co. ..........................          88,688
      6,319    Ocean Energy, Inc.* ............................          26,856
      3,394    Pennzoil-Quaker State Co. ......................          42,213
      6,200    Pioneer Nat. Resources* ........................          32,163
      5,500    Questar ........................................          98,313
      4,000    Seagull Energy Corp.* ..........................          19,000
      9,800    Tosco Corp. ....................................         202,738
      5,500    Ultramar D. Shamrock ...........................         108,625
                                                                  -------------
                                                                        991,598
                                                                  -------------
OIL & GAS-INTERNATIONAL (0.06%)
      4,800    Parker Drilling Co.* ...........................          12,000
      6,900    Ranger Oil Ltd.* ...............................          19,406
                                                                  -------------
                                                                         31,406
                                                                  -------------
OIL & GAS SERVICE (1.38%)
      4,800    BJServices* ....................................          67,500
      9,000    Ensco Intl., Inc ...............................          79,875
     11,100    Global Marine, Inc.* ...........................          86,025
      5,800    Nabors Industries* .............................          66,700
      2,700    Smith International, Inc.* .....................          65,644

                             S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)

     Shares                                                            Value
     ------                                                            -----
      3,900    Tidewater, Inc .................................   $      73,369
      6,500    Transocean Offshore, Inc. ......................         134,063
      4,100    Varco Intl., Inc.* .............................          31,775
      6,056    Weatherford Intl ...............................         102,910
                                                                  -------------
                                                                        707,861
                                                                  -------------
NATURAL GAS (0.17%)
      4,246    K N Energy, Inc ................................          88,901
                                                                  -------------
MISCELLANEOUS (0.16%)
        500    Sequa Corp.* ...................................          23,531
      3,400    Valero Energy Corp. ............................          59,713
                                                                  -------------
                                                                         83,244
                                                                  -------------

               Total Energy ...................................   $   1,903,010
                                                                  -------------
Total Common Stock
   (cost $44,319,582) .........................................      50,228,145
                                                                  -------------

     PAR
    VALUE

SHORT-TERM INVESTMENTS (2.19%)
               UNITED STATES TREASURY BILLS
$   950,000    4.330% 03/18/99 (b) ............................         948,048
    171,855    FIRSTAR INSTITUTIONAL MONEY MARKET FUND ........         171,855
      5,083    FIRSTAR GOVERNMENT MONEY MARKET FUND ...........           5,083
                                                                  -------------
               Total Short-Term Investments (Cost $1,124,986) .       1,124,986
                                                                  -------------
               Total Investments (Cost $45,444,568) (99.94%) ..      51,353,131
               Other Net Assets (0.06%) .......................          29,113
                                                                  -------------
               Net Assets (100.00%) ...........................   $  51,382,244
                                                                  =============

*Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $45,444,568. At February 28, 1999, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation ........................      12,589,886
               Unrealized depreciation ........................      (6,681,323)
                                                                  -------------
                  Net unrealized appreciation .................   $   5,908,563
                                                                  =============

(b) At February 28, 1999, certain United States Treasury Bills with a market value of $748,193 were pledged to cover margin requirements for futures contracts.

(c) Futures   contracts   at   February   28,   1999:   (Contracts-$500   times
    premium/delivery month/commitment)

                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
S&P MidCap 400 Index:
   5/March 99/Long ............................................   $     (83,495)
                                                                  =============

                See accompanying notes to financial statements

                            S&P SMALLCAP INDEX FUND
                           PORTFOLIO OF INVESTMENTS
                               February 28, 1999
                                  (unaudited)
     Shares                                                           Value
     ------                                                           -----
COMMON STOCK (94.98%)
CAPITAL GOODS (4.34%)
PRODUCTION (0.29%)
        490    Gardner Denver, Inc. ...........................   $       6,248
        548    Graco, Inc .....................................          11,919
        340    Republic Group .................................           5,164
                                                                  -------------
                                                                         23,331
                                                                  -------------
MACHINERY - AGRICULT & CONST (0.24%)
        470    Astec Industries Inc ...........................          12,925
        469    Lindsay Manufacturing Co. ......................           7,445
                                                                  -------------
                                                                         20,370
                                                                  -------------
MACHINERY-INDUSTRIAL (0.85%)
        623    Applied Industrial Tech ........................           7,943
          7    BMC Industries, Inc ............................              34
      1,000    JLG Industries, Inc ............................          14,063
        500    Lawson Products ................................          10,531
      1,275    PAXAR Corp.* ...................................          10,838
        356    Robbins & Myers ................................           5,874
        444    Technitrol .....................................          10,323
      1,076    Vicor Corp.* ...................................          11,971
                                                                  -------------
                                                                         71,577
                                                                  -------------
POLLUTION CONTROL (0.12%)
        372    Ionics, Inc.* ..................................          10,370
                                                                  -------------
ENGINEERING & CONSTRUCTION (0.90%)
        525    CDI Corp.* .....................................          11,878
        538    Lone Star Industries ...........................          17,754
        438    Manitowoc Company, Inc. ........................          16,151
      1,303    Morrison Knudson Corp.* ........................          12,623
        600    Polaris Industries, Inc ........................          16,950
                                                                  -------------
                                                                         75,356
                                                                  -------------
ELECTRICAL EQUIPMENT (1.74%)
        694    Belden, Inc ....................................          12,535
        320    Benchmark Elec. Inc ............................           9,600
        770    Cable Design Tech.* ............................           9,962
          1    California Microwave, Inc.* ....................              10
        394    CTSCorp ........................................          19,281
        600    Dycom Industries ...............................          23,813
        310    HarmonIndustries Inc ...........................           6,433
      1,394    Intl. Rectifier Corp.* .........................           9,584
        495    Marshall Industries* ...........................           7,054
        492    Oak Industries, Inc.* ..........................          15,590
        762    Pioneer Standard Elec ..........................           5,906
        453    Plexus Corp.* ..................................          14,807
        400    Service Experts, Inc ...........................           5,025
        757    Trimble Navigation Ltd.* .......................           6,245
                                                                  -------------
                                                                        145,845
                                                                  -------------
TRANSPORTATION EQUIPMENT (0.09%)
          9    Halter Marine Group, Inc.* .....................              36
        622    Wabash Natl. Corp ..............................           7,658
                                                                  -------------
                                                                          7,694
                                                                  -------------
CONGLOMERATE (0.11%)
        560    Scott Technolgies Inc. .........................           9,065
                                                                  -------------

               Total Capital Goods ............................         363,608
                                                                  -------------

CONSUMER CYCLICAL (10.87%)
OPTICAL PHOTO EQUIPMENT (0.00%)
          6    X-Rite, Inc ....................................   $          42
                                                                  -------------
HOUSING (1.23%)
      1,000    Linens `N Things* ..............................          36,000
        480    MDC Holdings Inc ...............................           8,550
      1,170    Oakwood Homes Corp. ............................          18,866
        535    The Ryland Group, Inc ..........................          13,643
        280    Skyline Corp ...................................           8,190
        887    Toll Bros., Inc.* ..............................          17,407
                                                                  -------------
                                                                        102,656
                                                                  -------------
BUILDING MATERIAL (1.37%)
        520    ABM Industries, Inc ............................          14,918
        990    Apogee Enterprises, Inc ........................           8,663
        736    Geon Co ........................................          16,790
      1,012    Justin Industries, Inc .........................          10,816
        512    Texas Industries, Inc ..........................          12,608
        836    Visx, Inc.* ....................................          51,623
                                                                  -------------
                                                                        115,418
                                                                  -------------
AUTO & TRUCK (0.55%)
      1,011    Applied Power, Inc. CL A .......................          24,390
        470    Reliance Steel & Alum ..........................          12,014
        535    Wynn's International, Inc ......................           9,898
                                                                  -------------
                                                                         46,302
                                                                  -------------
AUTO PART (1.21%)
        505    A.O. Smith Corp ................................          10,763
          2    Breed Technologies, Inc ........................               8
        628    Cheesecake Factory .............................          12,874
        764    Clarcor, Inc ...................................          13,943
      1,786    Gentex Corp.* ..................................          38,734
        574    O'Reilly Automotive, Inc.* .....................          25,220
                                                                  -------------
                                                                        101,542
                                                                  -------------
MOBILE HOME (0.21%)
        360    Thor Industries Inc ............................           8,910
        660    Winnebago Industries ...........................           9,075
                                                                  -------------
                                                                         17,985
                                                                  -------------
APPLIANCE  (0.35%)
      1,451    Fedders Corp ...................................           7,981
      1,350    Interface, Inc .................................          12,867
        230    National Presto Industries .....................           8,510
                                                                  -------------
                                                                         29,358
                                                                  -------------
HOUSEHOLD PRODUCT (0.87%)
        880    Aptargroup, Inc ................................          24,090
      1,434    Williams-Sonoma, Inc.* .........................          49,025
                                                                  -------------
                                                                         73,115
                                                                  -------------
TEXTILE & APPAREL (2.12%)
        777    Authentic Fitness Corp .........................          12,238
        711    Brown Group ....................................          11,109
        470    Cascade Natural Gas Corp. ......................           7,432
        532    G & K Services Inc., CL A ......................          26,534
        831    Griffon Corp.* .................................           7,479
        541    Jo-Ann Stores Inc - CL A .......................           7,168
        663    Kellwood Co ....................................          16,948
      1,431    Mohawk Industries* .............................          46,508

                            S&P SMALLCAP INDEX FUND
                           PORTFOLIO OF INVESTMENTS
                               February 28, 1999
                                  (unaudited)

     Shares                                                           Value
     ------                                                           -----
      1,012    Nautica Enterprises, Inc.* .....................   $      15,180
        530    Oshkosh B Gosh .................................          10,070
        346    Oxford Industries, Inc .........................           8,045
        374    Pillowtex Corp .................................           9,070
                                                                  -------------
                                                                        177,781
                                                                  -------------
SHOES (0.73%)
        707    Footstar, Inc.* ................................          18,029
        500    Pacific Sunwear of Cal .........................          14,250
        297    The Timberland Co.* ............................          17,931
      1,111    Wolverine World Wide, Inc. .....................          11,041
                                                                  -------------
                                                                         61,251
                                                                  -------------
RETAIL - GENERAL (1.90%)
        898    Cato Corp New CL A .............................           8,531
        565    Discount Auto Parts, Inc.* .....................          12,112
        556    The Dress Barn, Inc.* ..........................           7,228
        715    Eagle H&G, Inc.* ...............................          26,857
        816    Michaels Stores, Inc.* .........................          13,974
      2,545    Pier 1 Imports, Inc ............................          21,951
        760    Shopko Stores, Inc.* ...........................          23,940
      1,116    Stein Mart, Inc.* ..............................          10,184
        439    The Toro Co ....................................          13,115
        864    World Color Press, Inc.* .......................          21,438
                                                                  -------------
                                                                        159,330
                                                                  -------------
LODGING (0.33%)
        975    Marcus Corp ....................................          12,675
      1,431    Prime Hospitality Corp.* .......................          14,668
                                                                  -------------
                                                                         27,343
                                                                  -------------

               Total Consumer Cyclical ........................         912,123
                                                                  -------------

CONSUMER NON-DURABLE (21.95%)
HEALTH CARE (2.30%)
        709    Ballard Medical Products .......................          16,972
        550    Bindley Western Inds ...........................          14,472
      1,084    Bio-Technology General* ........................           6,741
          9    Compdent Corp.* ................................             115
        400    Cooper Co.* ....................................           5,850
        490    Datascope Corp.* ...............................          12,801
        420    Diagnostic Products Corp. ......................          11,130
        710    Immune Response Corp. ..........................           5,946
        730    Invacare Corp ..................................          17,338
      2,091    Mariner Post Acute Ntwk* .......................           4,574
        380    Maxxim Medical Inc .............................           8,645
        581    Mentor Corp ....................................           8,933
      1,813    NBTY, Inc.* ....................................          10,878
      1,201    Orthodontic Centers of Am* .....................          18,015
        881    Owens & Minor Hldg Co. .........................          11,233
      2,121    Phycor, Inc.* ..................................          11,533
        316    Priority Healthcare Corp B .....................          12,304
        808    U.S. Bioscience, Inc.* .........................           8,131
        475    Vital Signs, Inc ...............................           8,402
                                                                  -------------
                                                                        194,013
                                                                  -------------
CONSUMER PRODUCT (0.61%)
        485    Harman International ...........................          18,551
        555    Juno Lightning, Inc ............................          11,412
        646    Russ Berrie & Co., Inc .........................   $      15,989
        572    Sola International* ............................           6,149
                                                                  -------------
                                                                         52,101
                                                                  -------------
FOOD, BEVERAGE & TOBACCO (3.17%)
      1,752    Chiquita Brands Int'l ..........................          15,111
        273    Coca-Coca Bottling .............................          15,288
        618    Commonwealth Energy Sys ........................          22,325
        670    Consolidated Products ..........................          11,348
        922    Corn Products Intl.* ...........................          21,667
        350    Curative Health Services* ......................           3,938
        866    Dimon, Inc .....................................           3,789
      1,122    Earthgrains Co .................................          27,559
      1,103    Fleming Co., Inc ...............................           8,135
        700    Instituform Tech. CL A .........................          10,413
        280    J&J Snack Foods ................................           5,915
        500    Nash-Finch Co ..................................           4,125
        561    Natures Sunshine Prod., Inc. ...................           6,872
        800    Ralcorp Holdings, Inc.* ........................          14,250
      1,171    Richfood Holdings, Inc. ........................          27,811
        413    Schweitzer-Mauduit, Inc. .......................           4,853
        936    Smithfield Foods, Inc.* ........................          24,599
        737    Titan Intl., Inc ...............................           5,481
        820    Triarc Co.* ....................................          13,018
        654    Whole Foods Market, Inc.* ......................          20,192
                                                                  -------------
                                                                        266,689
                                                                  -------------
RETAIL - FOOD AND DRUGS (0.22%)
      1,404    Casey's General Stores .........................          18,077
          2    The Sports Authority, Inc * ....................              13
                                                                  -------------
                                                                         18,090
                                                                  -------------
COMMUNICATIONS & MEDIA (1.59%)
        610    Advo, Inc.* ....................................          12,200
        340    CPI Corp .......................................           7,438
        253    GC Companies* ..................................           8,697
      1,128    Ha-Lo Industries, Inc.* ........................          12,056
        482    Metro Networks, Inc.* ..........................          21,690
        952    Valassis Communication* ........................          45,696
        410    Volt Info Sciences, Inc.* ......................           7,662
        732    Westwood One, Inc.* ............................          17,843
                                                                  -------------
                                                                        133,282
                                                                  -------------
ENTERTAINMENT & LEISURE (0.95%)
        300    Anchor Gaming ..................................          12,019
      1,243    Aztar Corp.* ...................................           6,060
        430    Carmike Cinemas Inc.* ..........................           6,773
        600    Family Golf Centers Inc.* ......................           3,581
      1,084    Foodmaker, Inc.* ...............................          24,932
        865    Hollywood Park, Inc.* ..........................           7,677
        675    Incyte Pharmaceuticals .........................          18,942
                                                                  -------------
                                                                         79,984
                                                                  -------------
APPAREL (1.50%)
        689    Ann Taylor* ....................................          26,053
        800    Goody's Family Clothing* .......................           8,075
        752    Guilford Mills, Inc. ...........................           9,306
        668    Gymboree Corp.* ................................           7,014
      1,673    Hartmax Corp.* .................................           7,215
        814    Just For Feet, Inc.* ...........................           8,318

                            S&P SMALLCAP INDEX FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)

     Shares                                                           Value

        860    Mens Wearhouse, Inc.* ..........................   $      25,263
      1,141    Phillips Van Heusen Corp. ......................           6,917
        489    St. John Knits, Inc ............................          13,050
      1,396    Stride Rite Corp ...............................          14,396
                                                                  -------------
                                                                        125,607
                                                                  -------------
DRUGS (1.61%)
        550    Barr Laboratories Inc. .........................          20,350
        734    Cor Therapeutics, Inc.* ........................           7,202
          2    Cygnus, Inc.* ..................................              12
        722    Jones Pharmacy, Inc ............................          20,306
      1,016    Liposome Co., Inc.* ............................          13,907
        751    N. American Vaccine, Inc.* .....................           5,726
        624    Parexel Intl. Corp.* ...........................          12,987
        854    Roberts Pharm.* ................................          19,322
        951    Sequus Pharm., Inc.* ...........................          19,436
        669    Vertex Pharm., Inc.* ...........................          15,722
                                                                  -------------
                                                                        134,970
                                                                  -------------
HOSPITAL SUPPLY & SERVICE (2.96%)
        500    ADAC Laboratories* .............................           8,938
        650    Coherent, Inc.* ................................           9,709
      1,028    Indexx Laboratories, Inc.* .....................          23,002
      1,380    Medimmune, Inc.* ...............................          75,900
        552    NCS Healthcare, Inc.* ..........................           7,832
        851    Patterson Dental Co.* ..........................          34,466
        390    Pediatrix Med. Grp., Inc.* .....................          12,041
      1,035    Renal Care Group, Inc.* ........................          20,506
        852    Respironics* ...................................          10,916
      1,330    Safeskin Corp.* ................................          30,923
        899    Sunrise Medical* ...............................           6,518
      1,009    Tech. Solutions, Inc.* .........................           8,261
                                                                  -------------
                                                                        249,012
                                                                  -------------
LIQUOR (0.25%)
        387    Canadaigua Wine Co., Inc.* .....................          20,656
                                                                  -------------
PRINTING & PUBLISHING (0.23%)
      1,002    Bowne & Co., Inc ...............................          13,965
        600    Gibson Greetings, Inc.* ........................           4,969
                                                                  -------------
                                                                         18,934
                                                                  -------------
RESTAURANT (1.82%)
        751    Applebee's Intl., Inc ..........................          19,479
        509    CEC Entertainment, Inc.* .......................          15,270
      1,285    CKE Restaurants, Inc ...........................          34,133
        291    IHOP Corp.* ....................................          11,895
        764    Landry's Seafood Rest.* ........................           5,205
        879    Luby's Cafeterias, Inc .........................          12,471
        500    Michael Foods Inc ..............................           9,250
      1,004    Ruby Tuesday, Inc ..............................          18,700
      1,141    Ryan's Family Steak House* .....................          12,979
        572    Sonic Corp.* ...................................          13,728
                                                                  -------------
                                                                        153,110
                                                                  -------------
BUSINESS SERVICE (2.70%)
        652    BISYS Group, Inc.* .............................          34,801
        524    Catalina Marketing Corp.* ......................          33,733
      1,381    Ciber, Inc.* ...................................          34,698
      1,754    DeVry, Inc.* ...................................   $      44,069
        670    Harland, John H. Co ............................           9,003
        833    National Data Corp .............................          42,660
        736    Norrell Corp ...................................          11,684
          5    Pittson Srvs. -Burlington ......................              36
        550    Prepaid Legal Srvs., Inc.* .....................          15,813
                                                                  -------------
                                                                        226,497
                                                                  -------------
OFFICE PRODUCT (0.18%)
        474    New England Bus. Srvc ..........................          14,842
                                                                  -------------
HEALTH CARE SERVICE (1.61%)
      1,604    Coventry Health Care, Inc.* ....................          17,193
        846    Express Scripts, Inc.* .........................          54,620
      1,058    Genesis Health Ventures* .......................           5,819
      1,418    Integrated Health Srvs .........................           8,419
        726    Magellan Health Srvs., Inc.* ...................           4,946
        735    Sierra Health Srvs., Inc.* .....................          10,566
        820    Universal Hlth Srvs-B* .........................          33,313
                                                                  -------------
                                                                        134,876
                                                                  -------------
HEALTH & BEAUTY AIDS (0.25%)
        555    Regis Corp .....................................          20,743
                                                                  -------------

               Total Consumer Non-Durable .....................       1,843,406
                                                                  -------------

BANKING & FINANCIAL SERVICE (15.86%)
BANK & BANK HOLDING CO. (5.77%)
        700    BankNorth Group, Inc ...........................          18,725
        580    Carolina First Corp. ...........................          11,963
        641    Centura Banks, Inc. ............................          41,024
        687    Chemfirst, Inc. ................................          13,053
        659    Commerce Bank Corp. ............................          29,326
        635    Cullen/Frost Bankers, Inc ......................          30,043
        756    Firstbank Puerto Rico ..........................          18,947
        712    First Midwest Bancorp Inc./IL ..................          26,033
      1,778    Firstmerit Corp. ...............................          43,450
      1,076    Hubco, Inc. ....................................          35,306
        317    JSB Financial, Inc .............................          17,712
        600    MAF Bancorp, Inc ...............................          14,119
        640    Premier Bancshares Inc .........................          12,800
        600    Provident Bankshares Corp ......................          15,450
        450    Queens County Bancorp ..........................          13,078
        948    Riggs Natl Corp. ...............................          17,538
        560    Silicon Valley Bancshares* .....................          10,745
        877    St. Paul Bancorp ...............................          19,184
        657    Trustco Bank Corp. NY ..........................          17,739
        473    U.S. Trust Corp. ...............................          35,416
      1,000    United Bankshares, Inc .........................          24,125
        596    Whitney Holding Co .............................          19,519
                                                                  -------------
                                                                        485,295
                                                                  -------------
SAVINGS & LOAN (0.67%)
        400    Anchor Bancorp WI, Inc. ........................           6,925
      1,535    Commercial Federal Corp. .......................          33,482
        783    Downey Financial Corp. .........................          15,905
                                                                  -------------
                                                                         56,312
                                                                  -------------

FINANCE COMPANIES (0.27%)
      1,212    Amresco, Inc.* .................................   $      11,476
        681    Pioneer Group, Inc .............................          11,109
                                                                  -------------
                                                                         22,585
                                                                  -------------
INVESTMENT COMPANIES  (1.71%)
        346    Dain Rauscher Corp. ............................          10,942
      1,030    Eaton Vance Corp ...............................          20,278
      1,392    Legg Mason, Inc ................................          39,411
      1,245    Raymond James Fncl. Corp. ......................          22,721
        509    SEI Investments Co .............................          50,391
                                                                  -------------
                                                                        143,743
                                                                  -------------
INSURANCE (3.75%)
      1,064    American Bankers Ins. Grp ......................          51,072
        489    Delphi Financial Group, Inc.* ..................          23,441
      1,010    Enhance Fncl. Svcs. Grp ........................          23,924
        270    Executive Risk, Inc ............................          18,968
        716    Fidelity National Fin., Inc ....................          14,320
      1,674    Fremont General Corp ...........................          33,062
        906    Frontier Insurance Group .......................          11,891
        429    Gallagher, Arthur J & Co. ......................          20,485
        971    Mutual Risk Mgmt., Ltd. ........................          35,502
        400    Nac Re Corp. ...................................          21,625
        635    Orion Capital Corp .............................          20,995
        737    Selective Insurance Group ......................          13,427
        418    Trenwick Group, Inc ............................          12,122
        600    Zenith Ntnl. Ins. Corp .........................          13,763
                                                                  -------------
                                                                        314,597
                                                                  -------------
REAL ESTATE (0.72%)
      1,497    First American Finl.Corp .......................          35,086
        670    Macdermid, Inc .................................          25,125
                                                                  -------------
                                                                         60,211
                                                                  -------------
FINANCIAL SERVICE (2.97%)
      1,540    Americredit Corp.* .............................          17,133
        746    Capital Re Corp. ...............................          12,496
        792    Cash American Intl., Inc .......................           9,999
        561    CMAC Investment Corp. ..........................          23,176
      2,840    E-Trade Group, Inc.* ...........................         130,640
        537    Envoy Corp.* ...................................          26,045
        500    Jefferies Group, Inc. ..........................          19,719
        510    Primark Corp.* .................................          10,423
                                                                  -------------
                                                                        249,631
                                                                  -------------

               Total Banking & Financial Service ..............       1,332,374
                                                                  -------------

UTILITY (3.73%)
ELECTRIC (1.57%)
        363    CILCORP, Inc ...................................          21,576
        612    Eastern Utilities Assoc ........................          17,404
        500    Micrel Inc. ....................................          22,500
        340    Orange & Rockland Utls .........................          19,083
        677    Sierra Pacific Resources .......................          23,230
        403    TNP Enterprises, Inc ...........................          11,788
        375    United Illuminating Co .........................          16,641
                                                                  -------------
                                                                        132,222
                                                                  -------------
GAS (1.12%)
        728    Atmos Energy Corp ..............................          17,472
        435    Central Hudson G&E .............................          15,769
        722    Piedmont Natural Gas, Inc. .....................   $      24,638
        514    Pool Energy Services Co.* ......................           5,220
        602    Public Service Co. of NC .......................          17,759
      1,192    Southwestern Energy Co. ........................           6,631
      1,496    Vintage Petroleum, Inc .........................           6,639
                                                                  -------------
                                                                         94,128
                                                                  -------------
TELEPHONE (0.40%)
        914    Billing Concepts Corp.* ........................           9,169
        946    Blount Intl., Inc. - CL A ......................          24,419
                                                                  -------------
                                                                         33,588
                                                                  -------------
WATER (0.64%)
        280    American States Water Co. ......................           7,893
        210    Aquarion Co ....................................           7,101
        250    Consumers Water Co .............................           7,461
        681    Philadelphia Suburban Corp. ....................          14,684
        847    UWR, Inc .......................................          16,305
                                                                  -------------
                                                                         53,444
                                                                  -------------

               Total Utility ..................................         313,382
                                                                  -------------

SERVICE (3.83%)
DISTRIBUTOR (0.41%)
        559    Hughes Supply, Inc .............................          11,285
        774    Kent Electronics Corp.* ........................           8,804
        667    Microage* ......................................           5,649
        300    Syncor Intl Corp ...............................           8,288
                                                                  -------------
                                                                         34,026
                                                                  -------------
POLLUTION CONTROL (0.15%)
        674    Dames & Moore Group ............................           6,656
        530    IMCO Recycling .................................           6,658
                                                                  -------------
                                                                         13,314
                                                                  -------------
BUSINESS (2.08%)
        880    Am Oncology Resources* .........................           8,800
        600    Avid Tech Inc.* ................................          17,588
        420    Hilb, Rogal & Hamilton Co ......................           7,271
      1,232    Interim Services, Inc.* ........................          23,408
        480    Kroll-O'Gara Co ................................          14,820
        400    Lason Holdings, Inc. ...........................          21,675
        820    Medquist Inc ...................................          28,034
        450    Mercury Interactive Corp.* .....................          29,166
        450    Merrill Corp ...................................           7,538
        820    Superior Services* .............................          16,477
                                                                  -------------
                                                                        174,777
                                                                  -------------
ENVIRONMENTAL SERVICES (0.16%)
        700    Tetra Tech Inc .................................          13,344
                                                                  -------------
MISCELLANEOUS (1.03%)
        437    Bassett Furniture Inds., Inc. ..................           9,396
        769    Central Parking Corp ...........................          26,242
        610    NFO Worldwide Inc ..............................           7,206
        448    Stone & Webster, Inc ...........................          11,984
          4    Tetra Technologies, Inc.* ......................              27
      1,138    True North Comms ...............................          26,530
        971    Tuboscope, Inc.* ...............................           5,219
                                                                  -------------
                                                                         86,604
                                                                  -------------

               Total Service ..................................         322,065
                                                                  -------------

                            S&P SMALLCAP INDEX FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)

     Shares                                                           Value
     ------                                                           -----
TRANSPORTATION (3.13%)
AIR TRANSPORTATION (1.34%)
        907    Air Express ....................................   $      15,929
      1,644    Comair Holdings, Inc ...........................          61,837
        630    Expeditors Intl Wash, Inc ......................          29,334
        820    Mesa Air Group Inc .............................           5,586
                                                                  -------------
                                                                        112,686
                                                                  -------------
TRUCKING (1.52%)
        749    American Freightways Corp.* ....................          11,680
      1,107    Fritz Companies, Inc.* .........................           8,233
        810    Heartland Express, Inc.* .......................          13,061
        295    Landstar* ......................................          11,127
        409    M S Carriers, Inc.* ............................          11,043
      1,489    Rollins Truck Leasing ..........................          15,821
        675    US Freightways Corp ............................          21,516
      1,263    Werner Enterprises, Inc ........................          22,576
        716    Yellow Corp.* ..................................          12,799
                                                                  -------------
                                                                        127,856
                                                                  -------------
MISCELLANEOUS (0.27%)
        723    AAR Corp .......................................          10,935
        691    Kirby Corp.* ...................................          11,747
                                                                  -------------
                                                                         22,682
                                                                  -------------

               Total Transportation ...........................         263,224
                                                                  -------------

MANUFACTURING (13.71%)
CONSUMER DURABLE (1.30%)
        730    Ethan Allen Interiors, Inc .....................          32,850
        683    Intermet Corp ..................................           8,538
          9    K2, Inc ........................................              79
      1,518    La-Z-Boy Chair Co ..............................          28,273
        530    Scotts Company Class A* ........................          17,159
        390    Standard Motor Products ........................           8,361
        703    Sturm Ruger & Co., Inc. ........................           6,591
        440    Thomas Industries Inc ..........................           7,508
                                                                  -------------
                                                                        109,359
                                                                  -------------
BUILDING & HOUSING (1.08%)
        323    Butler Manufacturing ...........................           7,308
      1,136    Champion Enterprises, Inc.* ....................          22,365
      1,350    D.R. Horton, Inc ...............................          21,516
        500    Florida Rock Inds ..............................          14,000
        923    Standard Pacific Corp. .........................          11,422
        400    U.S. Home Corp.* ...............................          13,800
                                                                  -------------
                                                                         90,411
                                                                  -------------
CHEMICAL (1.74%)
        616    Brady Corp .....................................          14,707
        670    Cambrex Corp ...................................          16,038
        341    Chemed Corp ....................................          10,081
        738    Lilly Industries, Inc ..........................          12,592
        350    McWhorter Tech. Inc ............................           5,097
        821    Mississippi Chem. Corp. ........................           8,415
        592    OM Group, Inc ..................................          17,205
        989    Regeneron Pharm.* ..............................           7,665
        690    Simpson Industries .............................           6,426
        636    Skywest, Inc ...................................          19,994
        862    Susquehanna Bankshares, Inc. ...................   $      15,570
        496    W D-40 Co. .....................................          12,555
                                                                  -------------
                                                                        146,345
                                                                  -------------
DIVERSIFIED (0.60%)
      1,068    Kemet Corp.* ...................................          11,748
        637    Kulicke & Soffa Ind.* ..........................          16,164
        346    SPS Technologies, Inc.* ........................          14,273
        537    Standard Products, Inc .........................           8,055
                                                                  -------------
                                                                         50,240
                                                                  -------------
CAPITAL GOOD (0.57%)
        582    Barnes Group, Inc ..............................          11,094
        454    Standex International Corp .....................          10,754
      1,023    Tredegar Industries, Inc .......................          26,150
                                                                  -------------
                                                                         47,998
                                                                  -------------
PAPER & FOREST PRODUCT (0.69%)
      1,014    Buckeye Tech, Inc.* ............................          13,119
        604    Caraustar Industries ...........................          15,478
        981    Pope & Talbot, Inc .............................           6,806
        499    TJ International, Inc ..........................          10,791
        601    Universal Forest Products ......................          12,058
                                                                  -------------
                                                                         58,252
                                                                  -------------
METAL & MINERAL (1.88%)
        330    AMCAST Ind .....................................           6,249
        933    AMCOL Intl. Corp ...............................           8,864
        926    Baldor Electric Co .............................          17,710
        600    Brush Wellman Inc. .............................           8,625
        519    Castle (A.M.) & Co .............................           7,071
        570    Commercial Metals Co. ..........................          13,003
      2,118    Helca Mining Co.* ..............................           7,678
        525    Myers Industries, Inc ..........................          10,238
      1,119    Pogo Producing Co ..............................          10,351
        910    Stillwater Mining Co.* .........................          20,873
      1,109    UST Corp .......................................          23,220
        707    Valmont Industries .............................           8,329
        710    WHX Corp .......................................           6,168
        459    Wolverine Tube, Inc.* ..........................           9,123
                                                                  -------------
                                                                        157,502
                                                                  -------------
CONTAINER (0.18%)
        823    Shorewood Packaging Corp.* .....................          14,968
                                                                  -------------
COMPUTER (1.94%)
        997    C Cube Microsystems* ...........................          18,694
        765    Factset Research Sys. Inc ......................          31,891
        691    Gerber Scientific, Inc .........................          12,870
        370    Hadco Corp.* ...................................          11,794
        750    Intervoice Inc .................................           8,156
      1,459    Komag, Inc.* ...................................          10,213
        250    Kronos, Inc.* ..................................          10,578
      1,000    Macromedia, Inc.* ..............................          30,563
      1,033    Methode Electronics CL A .......................          10,847
        743    Network Equip. Tech., Inc.* ....................           6,641
      1,077    Platinum Software Corp.* .......................           7,808
        391    Telxon Corp. ...................................           2,493
                                                                  -------------
                                                                        162,548
                                                                  -------------

                            S&P SMALLCAP INDEX FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)

     Shares                                                           Value
     ------                                                           -----
NON-FERROUS METAL (0.31%)
          8    Material Sciences* .............................   $          58
        998    Mueller Industries* ............................          21,083
        500    RTI International Metals .......................           5,313
                                                                  -------------
                                                                         26,454
                                                                  -------------
GOLD & PRECIOUS METAL (0.95%)
        734    Alpharma, Inc. Class A .........................          27,800
          3    Coeur D'Alene Mines* ...........................              16
        820    Getchell Gold Corp.* ...........................          21,269
        934    Zale Corp.* ....................................          30,939
                                                                  -------------
                                                                         80,024
                                                                  -------------
MISCELLANEOUS (2.47%)
      1,141    Arctic Cat, Inc ................................           8,843
          9    Birmingham Steel Corp. .........................              37
        952    Delta & Pine Land Co ...........................          30,821
        342    Electro Scientific Inds., Inc.* ................          12,504
        357    Innovex, Inc ...................................           5,400
        440    Libbey Inc .....................................          13,118
          5    Lydall, Inc.* ..................................              48
        997    Midway Games Inc.* .............................           8,537
        869    Novellus Systems, Inc.* ........................          51,325
        400    Plantronics Inc ................................          24,200
        529    Quanex Corp ....................................           9,258
        534    Regal-Beloit Corp ..............................          10,413
        788    Roper Industries, Inc ..........................          17,435
        665    Watsco, Inc ....................................           7,772
        390    Whittaker Corp .................................           7,849
                                                                  -------------
                                                                        207,560
                                                                  -------------

               Total Manufacturing ............................       1,151,661
                                                                  -------------

TECHNOLOGY (14.67%)
OFFICE EQUIPMENT (0.09%)
        788    Filenet Corp.* .................................           6,329
                                                                  -------------
ELECTRONIC (3.69%)
          5    Applied Magnetics Co.* .........................              20
        688    BE Aerospace, Inc.* ............................          10,148
        945    Burr-Brown Corp.* ..............................          19,136
        964    Checkpoint Systems, Inc.* ......................           8,435
        640    Dionex Corp.* ..................................          23,600
        562    Etec Systems, Inc.* ............................          24,904
        430    Integrated Circuit Systems* ....................           8,009
          3    Itron, Inc.* ...................................              21
        430    Micro Systems Inc ..............................          11,986
        450    Progress Software Corp .........................          13,838
      1,320    Read-Rite Corp.* ...............................          11,220
      1,292    Sanmina Corp.* .................................          67,507
        441    Speedfam Intl., Inc.* ..........................           7,194
        593    Ultratech Stepper, Inc.* .......................           9,358
        733    Unitrode Corp.* ................................           9,987
      1,844    Vitesse Semiconductor* .........................          84,709
                                                                  -------------
                                                                        310,072
                                                                  -------------
BIO-TECHNOLOGY (0.91%)
          6    Advanced Tissue Sciences* ......................   $          17
          4    Alliance Pharmaceutical* .......................              10
        300    Biomatrix ......................................          20,850
        861    Cephalon, Inc.* ................................           6,619
        834    Enzo Biochem, Inc.* ............................           9,174
        700    Organogenesis Inc ..............................           9,625
        630    Pharm. Product Dev.* ...........................          21,893
        479    Protein Design Labs, Inc.* .....................           7,904
                                                                  -------------
                                                                         76,092
                                                                  -------------
SOFTWARE (2.44%)
        742    Bantec, Inc.* ..................................          10,434
        782    Boole & Babbage, Inc.* .........................          21,016
        848    Cerner Corp.* ..................................          11,978
      1,079    Cognex Corp.* ..................................          26,975
        540    Computer Task Group, Inc. ......................          10,935
        600    Dendrite Intl. Inc .............................          16,875
        437    Dialogic Corp.* ................................          12,099
      1,060    Harbinger Corp.* ...............................           6,890
        670    HNC Software* ..................................          18,006
   748.1600    Inacom Corp ....................................          11,596
        600    Insight Enterprises ............................          13,950
        714    Inter Tel, Inc .................................          12,584
      1,082    System Software Assoc., Inc.* ..................           3,584
        652    Vantive Corp.* .................................           7,498
        620    Xircom, Inc.* ..................................          21,080
                                                                  -------------
                                                                        205,500
                                                                  -------------
BUSINESS - MECHANICS & SOFTWARE (2.48%)
        416    Analogic Corp ..................................          15,704
        598    Analysts Intl. Corp. ...........................           8,522
      1,927    Axciom Corp.* ..................................          46,128
      1,229    Commscope Inc.* ................................          22,813
        345    Fair Issac & Co, Inc ...........................          15,870
        503    Henry (Jack) & Assoc ...........................          18,108
        540    Hutchinson Technology* .........................          16,808
        775    Hyperion Software Corp.* .......................          10,995
        825    National Instruments Corp.* ....................          24,028
      1,096    Xylan Corp.* ...................................          29,044
                                                                  -------------
                                                                        208,020
                                                                  -------------
BUSINESS - SERVICE (1.79%)
      1,041    American Mgmt. Systems* ........................          34,743
      1,091    Anixter Intl.* .................................          13,706
        339    Consolidated Graphics* .........................          20,594
        633    Franklin Covey Co.* ............................           7,556
        635    Helix Technology Corp. .........................          12,502
      1,300    Whitman-Hart* ..................................          40,706
        803    Zebra Tech CL A* ...............................          20,727
                                                                  -------------
                                                                        150,534
                                                                  -------------
SEMICONDUCTOR (1.23%)
        709    Dallas Semiconductor Corp. .....................          25,081
        603    Lattice Semiconductor Corp.* ...................          24,045
        326    Park Electrochemical Corp. .....................           8,843

                            S&P SMALLCAP INDEX FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)

     Shares                                                           Value
     ------                                                           -----
        649    Photronics, Inc.* ..............................   $      13,345
      1,426    S3, Inc.* ......................................          12,567
      1,247    VLSI Technology* ...............................          19,329
                                                                  -------------
                                                                        103,210
                                                                  -------------
TELECOMMUNICATION (0.95%)
          1    Allen Telecom, Inc.* ...........................               5
      1,148    Aspect Telecom. Corp.* .........................           8,825
      1,313    Brightpoint Inc.* ..............................          19,531
      1,693    Digital Microwave Corp.* .......................          13,491
      1,702    General Communication* .........................           8,297
      1,360    P Com, Inc.* ...................................           8,628
        984    Picturetel Corp.* ..............................           8,041
          1    Symmetricom, Inc.* .............................               7
          3    TCSI Corp.* ....................................               6
      1,329    Tel-Save.Com, Inc.* ............................          13,207
                                                                  -------------
                                                                         80,038
                                                                  -------------
AEROSPACE AIRCRAFT (0.42%)
        670    Kaman Corp .....................................           9,045
        953    Orbital Sciences Corp.* ........................          26,327
                                                                  -------------
                                                                         35,372
                                                                  -------------
TELECOM EQUIPMENT (0.29%)
        310    Alliant Techsystems, Inc.* .....................          24,548
                                                                  -------------
MISCELLANEOUS (0.38%)
        460    Electroglas, Inc.* .............................           5,937
        820    National Computer Sys., Inc. ...................          26,266
                                                                  -------------
                                                                         32,203
                                                                  -------------

               Total Technology ...............................       1,231,918
                                                                  -------------

ENERGY (2.89%)
OIL & GAS - DOMESTIC (1.86%)
        751    Barrett Resources Corp.* .......................          12,345
        711    Benton Oil & Gas* ..............................           2,177
        765    Cabot Oil & Gas Corp ...........................           8,367
      1,212    Cross Timbers Oil Co ...........................           6,439
        790    Devon Energy Corp ..............................          18,516
        870    Energen Corp ...................................   $      12,180
          2    HS Resources, Inc.* ............................              12
        627    KCS Energy, Inc ................................             823
        488    New Jersey Resources ...........................          17,050
      1,032    Newfield Exploration Co. .......................          16,770
        547    Northwest Natural Gas ..........................          13,384
        395    Plains Resources, Inc.* ........................           3,654
      2,845    Santa Fe Energy Res.* ..........................          14,936
        969    Snyder Oil Corp ................................          10,114
        692    Southwest Gas ..................................          19,895
                                                                  -------------
                                                                        156,662
                                                                  -------------
OIL & GAS - INTERNATIONAL (0.06%)
        303    St. Mary Land & Explor .........................           4,734
                                                                  -------------
OIL & GAS - SERVICE (0.38%)
        762    Global Industrial Tech.* .......................           6,810
        688    Oceaneering International* .....................           6,880
        656    Offshore Logistics, Inc.* ......................           5,720
      1,142    Pride Petroleum Services* ......................           5,710
        687    Seitel, Inc.* ..................................           6,569
                                                                  -------------
                                                                         31,689
                                                                  -------------
NATURAL GAS (0.41%)
        280    Connecticut Energy Corp ........................           7,298
        457    Pennsylvania Enterprises .......................          10,283
        804    Wicor, Inc .....................................          16,985
                                                                  -------------
                                                                         34,566
                                                                  -------------
MISCELLANEOUS (0.18%)
      1,146    General Semiconductor, Inc.* ...................           7,407
      1,437    Input/Output, Inc.* ............................           8,083
                                                                  -------------
                                                                         15,490
                                                                  -------------

               Total Energy ...................................         243,141
                                                                  -------------

               Total Common Stock
               (cost $8,900,433) ..............................       7,976,902
                                                                  -------------

                            S&P SMALLCAP INDEX FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)

    PAR
   VALUE                                                               VALUE
   -----                                                               -----
SHORT-TERM INVESTMENTS (5.00%)
               UNITED STATES TREASURY BILLS
$    70,000    4.330% 03/18/99 (b) ............................   $      69,854
               UNITED STATES TREASURY BILLS
    300,000    4.600% 03/18/99 (b) ............................         299,371


     51,270    FIRSTAR INSTITUTIONAL MONEY MARKET FUND ........          51,270
                                                                  -------------

               Total Short-Term Investments (Cost $420,495) ...         420,495
                                                                  -------------

               Total Investments (Cost $9,320,928)(99.98%) ....       8,397,397
               Other Net Assets (0.02%) .......................           1,458
                                                                  -------------
                  Net Assets (100.00%) ........................   $   8,398,855
                                                                  =============
*Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $9,320,928. At February 28, 1999, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation ........................   $   1,167,822
               Unrealized depreciation ........................      (2,091,353)
                                                                  -------------
                  Net unrealized depreciation .................   $    (923,531)
                                                                  =============

(b) At February 28, 1999, certain United States Treasury Bills with a market value of $299,277 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 1999 (Contracts - $500 times premium/ delivery month/commitment)

                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
Russell 2000 Stock Index:
   2/March 99/Long ............................................   $     (45,668)
                                                                  =============

                See accompanying notes to financial statements

                              EQUITY INCOME FUND
                           PORTFOLIO OF INVESTMENTS
                               February 28, 1999
                                  (unaudited)

     Shares                                                           Value
     ------                                                           -----
COMMON STOCK (70.55%)
CAPITAL GOOD (3.73%)
ELECTRICAL EQUIPMENT (3.73%)
      3,700    General Electric ...............................   $     371,156
      1,800    Johnson Controls ...............................         110,700
                                                                  -------------
                                                                        481,856
                                                                  -------------

               Total Capital Good .............................         481,856
                                                                  -------------

CONSUMER CYCLICAL (4.79%)
AUTO & TRUCK (3.18%)
      5,340    Ford Motor Co ..................................         316,729
      1,150    General Motors Corp ............................          94,947
                                                                  -------------
                                                                        411,676
                                                                  -------------
RETAIL-GENERAL (1.61%)
      2,830    May Dept. Stores Co ............................         167,678
      1,160    The Limited, Inc ...............................          41,180
                                                                  -------------
                                                                        208,858
                                                                  -------------

               Total Consumer Cyclical ........................         620,534
                                                                  -------------

CONSUMER NON-DURABLE (13.99%)
HEALTH CARE (0.35%)
        750    Bausch & Lomb, Inc .............................          45,234
                                                                  -------------
CONSUMER PRODUCT (0.85%)
      2,600    Newell Co. .....................................         110,500
                                                                  -------------
FOOD, BEVERAGE & TOBACCO (2.22%)
      4,000    H.J. Heinz Co ..................................         217,750
      1,800    Philip Morris Co Inc ...........................          70,425
                                                                  -------------
                                                                        288,175
                                                                  -------------
RETAIL, FOOD AND DRUGS (0.88%)
      2,000    Albertson's, Inc ...............................         114,000
                                                                  -------------
COMMUNICATIONS AND MEDIA (3.38%)
      1,500    Gannett Co. Inc ................................          95,250
      2,000    McGraw Hill Cos Inc ............................         218,875
      4,000    NY Times Class A ...............................         124,000
                                                                  -------------
                                                                        438,125
                                                                  -------------
DRUGS (3.84%)
      2,100    Abbott Labs ....................................          97,519
      1,350    Baxter International, Inc ......................          95,006
      1,120    Bristol-Myers/Squibb Co. .......................         141,050
      2,000    Merck & Co .....................................         163,500
                                                                  -------------
                                                                        497,075
                                                                  -------------
COSMETIC & SOAP (1.64%)
      2,400    Avon Products, Inc .............................          99,900
      1,320    Colgate Palmolive Co. ..........................         112,035
                                                                  -------------
                                                                        211,935
                                                                  -------------
OFFICE SUPPLIES (0.83%)
      2,000    Avery Dennison .................................         107,375
                                                                  -------------

               Total Consumer Non-Durable .....................       1,812,419
                                                                  -------------

BANKING & FINANCE (18.71%)
BANK & BANK HOLDING CO. (12.13%)
      6,488    Banc One Corp ..................................         348,730
      5,200    Chase Manhattan Corp. ..........................         414,050
      5,832    First Union Corp ...............................   $     310,919
      2,800    Fleet Financial Group, Inc. ....................         120,225
      2,000    Mellon Bank Corp. ..............................         135,250
      2,000    PNC Financial Corp .............................         104,125
      3,750    Wells Fargo & Co ...............................         137,813
                                                                  -------------
                                                                      1,571,112
                                                                  -------------
FINANCE COMPANY (0.94%)
      3,000    Household Intl .................................         121,875
                                                                  -------------
INSURANCE (4.72%)
      2,400    American General Corp. .........................         175,800
      2,000    Cigna Corp .....................................         157,000
      3,150    Marsh & McLennan ...............................         223,059
        900    MBIA Inc .......................................          55,406
                                                                  -------------
                                                                        611,265
                                                                  -------------
FINANCIAL SERVICE (0.92%)
      4,000    Conseco, Inc ...................................         119,750
                                                                  -------------

               Total Banking & Finance ........................       2,424,002
                                                                  -------------

UTILITY (13.96%)
ELECTRIC (1.64%)
      5,000    Texas Utilities Co .............................         212,188
                                                                  -------------
TELEPHONE (7.98%)
      1,700    AT&T Corp. .....................................         139,613
      5,860    Ameritech Corp. ................................         383,098
      7,060    Bell Atlantic Corp .............................         405,509
      2,000    SBC Comms ......................................         105,750
                                                                  -------------
                                                                      1,033,970
                                                                  -------------
ENERGY (3.20%)
      3,000    FPL Group, Inc .................................         154,313
      3,000    Reliant Energy Inc .............................          80,438
      7,180    Southern Co ....................................         179,949
                                                                  -------------
                                                                        414,700
                                                                  -------------
MISCELLANEOUS (1.14%)
      4,000    Williams Co ....................................         148,000
                                                                  -------------

               Total Utility ..................................       1,808,858
                                                                  -------------

MANUFACTURING (3.42%)
CONSUMER DURABLE (1.02%)
      2,000    Eastman Kodak ..................................         132,375
                                                                  -------------
CHEMICAL (1.46%)
      3,700    E.I.Dupont & Co ................................         189,856
                                                                  -------------
METAL & MINERAL (0.94%)
      3,000    Aluminum Co. of Amer ...........................         121,500
                                                                  -------------

               Total Manufacturing ............................         443,731
                                                                  -------------

TECHNOLOGY (7.37%)
ELECTRONIC (0.92%)
      1,700    Motorola Inc ...................................         119,425
                                                                  -------------
BUSINESS-MECHANIC & SOFTWARE (3.82%)
      5,200    Pitney Bowes, Inc ..............................         328,575
      3,000    Xerox Corp .....................................         165,563
                                                                  -------------
                                                                        494,138
                                                                  -------------

                              EQUITY INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1999
                                  (unaudited)

     Shares                                                            Value
     ------                                                            -----
AEROSPACE AIRCRAFT (1.81%)
      1,840    General Dynamics Corp. .........................   $     111,205
      1,000    United Technologies Corp. ......................         123,875
                                                                  -------------
                                                                        235,080
                                                                  -------------
TELECOM EQUIPMENT (0.82%)
      2,000    Raytheon Co - Class B ..........................         106,875
                                                                  -------------

               Total Technology ...............................         955,518
                                                                  -------------
ENERGY (4.58%)
OIL & GAS INTERNATIONAL (4.58%)
      1,250    Chevron Corp ...................................          96,090
      4,360    Exxon Corp .....................................         290,213
      1,500    Mobil Corp .....................................   $     124,781
      4,000    USX-Marathon ...................................          82,750
                                                                  -------------
                                                                        593,834
                                                                  -------------

               Total Energy ...................................         593,834
                                                                  -------------

Total Common Stock
(cost $7,114,813) .............................................       9,140,752
                                                                  -------------

    PAR
   VALUE

SHORT-TERM INVESTMENTS (29.40%)
               UNITED STATES TREASURY BILLS
$ 3,400,000    4.330% 03/18/99 (b) ............................       3,393,007
     27,160    FIRSTAR GOVERNMENT MONEY MARKET FUND ...........          27,160
    389,294    FIRSTAR INSTITUTIONAL MONEY MARKET FUND ........         389,294
                                                                  -------------
               Total Short-Term Investments (Cost $3,809,461) .       3,809,461
                                                                  -------------

               Total Investments (Cost $10,924,274)(99.95%) ...      12,950,213
               Other Net Assets (0.05%) .......................           6,087
                                                                  -------------
                  Net Assets (100.00%) ........................   $  12,956,300
                                                                  =============

(a) Aggregate cost for federal income tax purposes is $10,924,274. At February 28, 1999, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation ........................   $   2,242,174
               Unrealized depreciation ........................        (216,235)
                                                                  -------------
                  Net unrealized appreciation .................   $   2,025,939
                                                                  =============

(b) At February 28, 1999, certain United States Treasury Bills with a market value of $299,277 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 1999 (Contracts - $250 times premium/ delivery month/commitment)

                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
S&P 500 Stock Index:
   12/March 99/Long ............................................  $      56,317
                                                                  -------------

                See accompanying notes to financial statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               February 28, 1999
                                  (unaudited)

                                                             California         California      California
                                                              Tax-Free           Tax-Free         Insured
                                                            Money Market          Income       Intermediate
                                                                Fund               Fund            Fund
                                                            -------------     -------------    -------------
ASSETS
     Investments at market value (identified cost
     $122,649,800, $192,182,297 and $23,705,709,
     respectively) (Note 1) ............................    $ 122,649,800     $ 212,864,463    $  24,811,181
     Cash ..............................................           20,141            83,741           82,740
     Interest receivable ...............................          781,312         2,942,981          343,243
     Receivable for investments sold ...................               --         4,120,939               --
                                                            -------------     -------------    -------------
         Total assets ..................................      123,451,253       220,012,124       25,237,164
                                                            -------------     -------------    -------------
LIABILITIES
     Payable for fund shares repurchased ...............               --           348,946               --
     Payable to Investment Advisor .....................           52,312                --           16,216
     Accrued expenses ..................................           31,652           203,045            7,307
     Distributions payable .............................          195,542           768,639           76,064
                                                            -------------     -------------    -------------
         Total liabilities .............................          279,506         1,320,630           99,587
                                                            -------------     -------------    -------------
Net Assets:
         (Applicable to 123,235,118, 16,673,300 and
         2,311,970 shares of beneficial interest with no
         par value, unlimited number of shares
         authorized) ...................................    $ 123,171,747     $ 218,691,494    $  25,137,577
                                                            =============     =============    =============
Pricing of Shares:
         Net asset value, offering and
         redemption price per share
         $123,171,747 / 123,235,118 shares .............    $        1.00
                                                            =============
         $218,691,494 / 16,673,300 shares ..............                      $       13.12
                                                                              =============
         $25,137,577 / 2,311,970 shares ................                                       $       10.87
                                                                                               =============

Net assets at February 28, 1999 consisted of:
         Paid-in capital ...............................    $ 123,200,667     $ 197,507,984    $  23,978,375
         Undistributed net investment income ...........               --            46,923           21,784
         Accumulated net realized gains (losses) .......          (28,920)          454,421           31,946
         Unrealized appreciation of investments ........               --        20,682,166        1,105,472
                                                            -------------     -------------    -------------
                                                            $ 123,171,747     $ 218,691,494    $  25,137,577
                                                            =============     =============    =============

                 See accompanying notes to financial statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               February 28, 1999
                                  (unaudited)

                                                          U.S.         The United
                                                       Government        States            S&P 500        S&P MidCap
                                                       Securities       Treasury            Index            Index
                                                          Fund            Trust              Fund             Fund
                                                     -------------    -------------     -------------     -------------
ASSETS
    Investments at market value (identified cost
    $32,538,952, $54,901,690, $77,176,487
    and $45,444,568, respectively) (Note 1) .....    $  33,655,054    $  54,901,690     $ 124,234,117     $  51,353,131
    Cash ........................................           38,480           38,979                --                --
    Interest receivable .........................          196,236               --            14,636               946
    Dividends receivable ........................               --               --           152,113            58,681
    Receivable for fund shares sold .............               --               --             9,965                --
                                                     -------------    -------------     -------------     -------------
       Total assets .............................       33,889,770       54,940,669       124,410,831        51,412,758
                                                     -------------    -------------     -------------     -------------
LIABILITIES
    Payable to Investment Advisor ...............           28,960           24,735            15,818            21,391
    Accrued expenses ............................           11,827           10,571            23,199             5,238
    Payable for fund shares repurchased .........               --               --            12,074                --
    Distributions payable .......................          142,384          154,272                --                --
    Variation margin payable ....................               --               --             9,590             3,885
                                                     -------------    -------------     -------------     -------------
       Total liabilities ........................          183,171          189,578            60,681            30,514
                                                     -------------    -------------     -------------     -------------
Net Assets:
    (Applicable to 3,136,211, 54,764,017,
    4,702,119 and 3,036,434 shares of
    beneficial interest with no par value,
    unlimited number of shares authorized) ......    $  33,706,599    $  54,751,091     $ 124,350,150     $  51,382,244
                                                     =============    =============     =============     =============
Pricing of Shares:
    Net asset value, offering and
    redemption price per share
    $33,706,599 / 3,136,211 shares ..............    $       10.75
                                                     =============
    $54,751,091 / 54,764,017 shares .............                     $        1.00
                                                                      =============
    $124,350,150 / 4,702,119 shares .............                                       $       26.45
                                                                                        =============
    $51,382,244 / 3,036,434 shares ..............                                                         $       16.92
                                                                                                          =============
    Net assets at February 28, 1999 consisted of:
    Paid-in capital .............................    $  32,444,532    $  54,764,017     $  74,328,947     $  39,542,016
    Undistributed net investment income .........           97,948               --           269,192            29,233
    Accumulated net realized gains (losses) .....           48,017          (12,926)        2,722,404         5,985,927
    Unrealized appreciation of investments ......        1,116,102               --        47,057,630         5,908,563
    Unrealized depreciation of futures contracts                --               --           (28,023)          (83,495)
                                                     -------------    -------------     -------------     -------------
                                                     $  33,706,599    $  54,751,091     $ 124,350,150     $  51,382,244
                                                     =============    =============     =============     =============

                See accompanying notes to financial statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               February 28, 1999
                                  (unaudited)

                                                            S&P
                                                          SmallCap          Equity
                                                           Index            Income
                                                            Fund             Fund
                                                        ------------     ------------
ASSETS
    Investments at market value
    (identified cost $9,320,928
    and $10,924,274, respectively) (Note 1) ........    $  8,397,397     $ 12,950,213
    Interest receivable ............................             368            1,432
    Dividends receivable ...........................           5,491           23,759
    Variation margin receivable ....................           1,350               --
    Deferred organization costs ....................           6,537           12,801
                                                        ------------     ------------
       Total assets ................................       8,411,143       12,988,205
                                                        ------------     ------------
LIABILITIES
    Payable to Investment Advisor ..................           2,441            9,546
    Accrued expenses ...............................           9,847            4,359
    Variation margin payable .......................              --           18,000
                                                        ------------     ------------
       Total liabilities ...........................          12,288           31,905
                                                        ------------     ------------
Net Assets:
    (Applicable to 806,435 and 909,634
    shares of beneficial interest with no par value,
    unlimited number of shares authorized) .........    $  8,398,855     $ 12,956,300
                                                        ============     ============
Pricing of Shares:
    Net asset value, offering and
    redemption price per share
    $8,398,855 / 806,435 shares ....................    $      10.41
                                                        ============
    $12,956,300 / 909,634 shares ...................                     $      14.24
                                                                         ============


    Net assets at February 28, 1999 consisted of:
    Paid-in capital ................................    $  9,278,386     $ 11,031,381
    Undistributed net investment income ............              --            2,852
    Accumulated net realized gains (losses) ........          89,668         (160,189)
    Unrealized appreciation (depreciation)
       of investments ..............................        (923,531)       2,025,939
    Unrealized appreciation (depreciation)
       of futures contracts ........................         (45,668)          56,317
                                                        ------------     ------------
                                                        $  8,398,855     $ 12,956,300
                                                        ============     ============

                See accompanying notes to financial statements

                           STATEMENTS OF OPERATIONS
                    For Six Months Ended February 28, 1999
                                  (unaudited)

                                                          California      California     California
                                                           Tax-Free        Tax-Free        Insured
                                                          Money Market       Income     Intermediate
                                                              Fund            Fund           Fund
                                                          -----------     -----------    -----------
Investment Income:
    Interest income ..................................    $ 1,480,729     $ 5,543,795    $   550,679
                                                          -----------     -----------    -----------
Expenses:
    Management fees (Note 2) .........................        249,441         533,765         61,347
    Transfer agent fees ..............................         20,443          36,564          5,852
    Accounting services ..............................         24,077          60,251          7,596
    Custodian fees ...................................         11,730          14,531          2,275
    Legal and audit fees .............................          5,128          36,504          2,927
    Trustees fees ....................................          2,204           1,881          2,021
    Insurance ........................................            362             831             86
    Printing .........................................          1,264           3,665            442
    Registration & dues ..............................          1,065           1,426            383
                                                          -----------     -----------    -----------
        Total expenses ...............................        315,714         689,418         82,929
              Less reimbursement from manager (Note 2)       (114,714)             --        (15,447)
                                                          -----------     -----------    -----------
        Net expenses .................................        201,000         689,418         67,482
                                                          -----------     -----------    -----------
             Net investment income ...................      1,279,729       4,854,377        483,197
                                                          -----------     -----------    -----------
Realized and Unrealized Gain on Investments:
    Net realized gain from security transactions .....             --         593,376         31,946
    Change in unrealized appreciation of investments .             --          78,605        106,866
                                                          -----------     -----------    -----------
    Net realized and unrealized gain on
        investments ..................................             --         671,981        138,812
                                                          -----------     -----------    -----------
    Net increase in net assets resulting
        from operations ..............................    $ 1,279,729     $ 5,526,358    $   622,009
                                                          ===========     ===========    ===========

                 See accompanying notes to financial statements

                           STATEMENTS OF OPERATIONS
                    For Six Months Ended February 28, 1999
                                  (unaudited)

                                                                  U.S.          The United
                                                               Government         States          S&P 500         S&P MidCap
                                                               Securities        Treasury          Index            Index
                                                                  Fund             Trust            Fund             Fund
                                                              ------------     ------------     ------------     ------------
Investment Income:
    Interest income ......................................    $  1,033,235     $  1,191,340     $    306,955     $    123,871
    Dividend income ......................................              --               --          687,086          286,877
                                                              ------------     ------------     ------------     ------------
        Total ............................................       1,033,235        1,191,340          994,041          410,748
                                                              ------------     ------------     ------------     ------------
Expenses:
    Management fees (Note 2) .............................          91,242          129,194          139,157           98,249
    Transfer agent fees ..................................           8,008            7,074           14,900            7,600
    Accounting services ..................................          10,623           12,442           26,680           13,693
    Custodian fees .......................................           4,595            5,113            9,689            6,097
    Legal and audit fees .................................           3,513            3,825            5,049            3,538
    Trustees fees ........................................           1,020            1,002            1,048            1,021
    Insurance ............................................             137              176            3,874              165
    Printing .............................................             770              559            2,663            1,526
    Registration & dues ..................................           1,618            1,700            4,680            3,196
    Standard & Poor's licensing fees .....................              --               --            5,229            5,075
                                                              ------------     ------------     ------------     ------------
        Total expenses ...................................         121,526          161,085          212,969          140,160
              Less reimbursement from manager (Note 2) ...          (3,188)         (50,629)        (101,643)         (42,414)
                                                              ------------     ------------     ------------     ------------
        Net expenses .....................................         118,338          110,456          111,326           97,746
                                                              ------------     ------------     ------------     ------------
             Net investment income .......................         914,897        1,080,884          882,715          313,002
                                                              ------------     ------------     ------------     ------------

Realized and Unrealized Gain (Loss) on Investments:
    Net realized gain (loss) from security transactions ..         439,014          (13,032)       3,127,495        7,061,695
    Net realized gain from futures contracts .............              --               --          954,083          929,893
    Change in unrealized appreciation of investments .....      (1,419,846)              --       21,222,965        1,641,954
    Change in unrealized appreciation of futures contracts              --               --        1,812,163          779,205
                                                              ------------     ------------     ------------     ------------
    Net realized and unrealized gain (loss) on
        investments ......................................        (980,832)         (13,032)      27,116,706       10,412,747
                                                              ------------     ------------     ------------     ------------
    Net increase (decrease) in net assets resulting
        from operations ..................................    $    (65,935)    $  1,067,852     $ 27,999,421     $ 10,725,749
                                                              ============     ============     ============     ============

                See accompanying notes to financial statements

                           STATEMENTS OF OPERATIONS
                  For the Six Months ended February 28, 1999
                                  (unaudited)

                                                                  S&P
                                                                SmallCap         Equity
                                                                 Index           Income
                                                                  Fund            Fund
                                                              -----------     -----------
Investment Income:
    Interest income ......................................    $    35,788     $    88,147
    Dividend income ......................................         32,672         108,535
                                                              -----------     -----------
        Total ............................................         68,460         196,682
                                                              -----------     -----------
Expenses:
    Management fees (Note 2) .............................         22,919          31,860
    Transfer agent fees ..................................          7,202           5,578
    Accounting services ..................................          4,761           4,352
    Custodian fees .......................................          6,653           2,717
    Legal and audit fees .................................          3,394           3,780
    Trustees fees ........................................            946             987
    Insurance ............................................             31              44
    Printing .............................................            792             558
    Registration & dues ..................................          2,543           2,679
    Standard & Poor's licensing fees .....................            472              --
    Amortization of deferred organization costs ..........          1,247           2,538
                                                              -----------     -----------
        Total expenses ...................................         50,960          55,093
              Less reimbursement from manager (Note 2) ...        (21,165)         (4,116)
                                                              -----------     -----------
        Net expenses .....................................         29,795          50,977
                                                              -----------     -----------
             Net investment income .......................         38,665         145,705
                                                              -----------     -----------
Realized and Unrealized Gain (Loss) on Investments:
    Net realized gain (loss) from security transactions ..       (148,834)         63,778
    Net realized gain (loss) from futures contracts ......         62,524        (291,121)
    Change in unrealized appreciation of investments .....        904,160       1,509,209
    Change in unrealized appreciation of futures contracts        242,161         912,516
                                                              -----------     -----------
    Net realized and unrealized gain on
        investments ......................................      1,060,011       2,194,382
                                                              -----------     -----------
    Net increase in net assets resulting
        from operations ..................................    $ 1,098,676     $ 2,340,087
                                                              ===========     ===========

                 See accompanying notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                          California Tax-Free                 California Tax-Free
                                                           Money Market Fund                      Income Fund
                                                    -------------------------------     -------------------------------
                                                  Six Months Ended      Year Ended    Six Months Ended      Year Ended
                                                  February 28, 1999     August 31,    February 28, 1999     August 31,
                                                     (Unaudited)           1998          (Unaudited)           1998
                                                    -------------     -------------     -------------     -------------
OPERATIONS:
        Net investment income ..................    $   1,279,729     $   3,031,272     $   4,854,377     $   9,765,474
        Net realized gain on investments .......               --                --           593,376         1,369,389
        Change in unrealized
                appreciation of investments ....               --                --            78,605         7,631,252
                                                    -------------     -------------     -------------     -------------
        Net increase in net
                assets resulting from operations        1,279,729         3,031,272         5,526,358        18,766,115
        Undistributed investment income
                included in price of shares sold
                  and repurchased ..............               --                --            36,813            16,214
DISTRIBUTIONS TO
        SHAREHOLDERS:
        Distributions from net investment
                income .........................       (1,279,729)       (3,031,272)       (4,944,362)       (9,822,283)
        Distributions from realized capital
                gains on investments ...........               --                --        (1,514,730)       (3,103,352)
CAPITAL SHARE
        TRANSACTIONS:
        Increase (decrease) in net assets
                resulting from capital share
                   transactions ................       34,935,940        (4,582,382)       (5,919,650)        7,451,978
                                                    -------------     -------------     -------------     -------------
        Total increase (decrease) ..............       34,935,940        (4,582,382)       (6,815,571)       13,308,672
NET ASSETS
        Beginning of period ....................       88,235,807        92,818,189       225,507,065       212,198,393
                                                    -------------     -------------     -------------     -------------
        End of period* .........................    $ 123,171,747     $  88,235,807     $ 218,691,494     $ 225,507,065
                                                    =============     =============     =============     =============

      * Including undistributed net
        investment income of: ..................    $          --     $          --     $      46,923     $     100,095
                                                    =============     =============     =============     =============

                See accompanying notes to financial statements

                                                         California Insured                  U.S. Government
                                                          Intermediate Fund                  Securities Fund
                                                    -----------------------------     -----------------------------
                                                  Six Months Ended    Year Ended    Six Months Ended    Year Ended
                                                  February 28, 1999   August 31,    February 28, 1999   August 31,
                                                     (Unaudited)         1998          (Unaudited)         1998
                                                    ------------     ------------     ------------     ------------
OPERATIONS:
        Net investment income ..................    $    483,197     $    949,759     $    914,897     $  1,846,240
        Net realized gain on investments .......          31,946          274,305          439,014          533,683
        Change in unrealized
                appreciation of investments ....         106,866          283,895       (1,419,846)       2,531,385
                                                    ------------     ------------     ------------     ------------
        Net increase (decrease) in net
                assets resulting from operations         622,009        1,507,959          (65,935)       4,911,308
        Undistributed investment income
                included in price of shares sold
                  and repurchased ..............           3,363           (5,053)            (538)           1,244
DISTRIBUTIONS TO
        SHAREHOLDERS:
        Distributions from net investment
                income .........................        (482,690)        (952,340)        (914,804)      (1,883,906)
        Distributions from realized capital
                gains on investments ...........        (259,926)        (110,654)        (836,071)        (219,220)
CAPITAL SHARE
        TRANSACTIONS:
        Increase (decrease) in net assets
                resulting from capital share
                   transactions ................       1,682,938       (1,257,783)        (539,399)       1,977,133
                                                    ------------     ------------     ------------     ------------
        Total increase (decrease) ..............       1,565,694         (817,871)      (2,356,747)       4,786,559
NET ASSETS
        Beginning of period ....................      23,571,883       24,389,754       36,063,346       31,276,787
                                                    ------------     ------------     ------------     ------------
        End of period* .........................    $ 25,137,577     $ 23,571,883     $ 33,706,599     $ 36,063,346
                                                    ============     ============     ============     ============
      * Including undistributed net
        investment income of: ..................    $     21,784     $     17,914     $     97,948     $     98,393
                                                    ============     ============     ============     ============

                See accompanying notes to financial statements

                                                           The United States
                                                             Treasury Trust
                                                    -------------------------------
                                                  Six Months Ended      Year Ended
                                                  February 28, 1999     August 31,
                                                     (Unaudited)           1998
                                                    -------------     -------------
OPERATIONS:
        Net investment income ..................    $   1,080,884     $   2,283,323
        Net realized gain (loss) on investments           (13,032)            7,101
                                                    -------------     -------------
        Net increase in net
                assets resulting from operations        1,067,852         2,290,424

DISTRIBUTIONS TO
        SHAREHOLDERS:
        Distributions from net investment
                income .........................       (1,080,884)       (2,283,323)
        Distributions from realized capital
                gains on investments ...........           (7,101)               --
CAPITAL SHARE
        TRANSACTIONS:
        Increase (decrease) in net assets
                resulting from capital share
                   transactions ................       10,430,213       (60,175,066)
                                                    -------------     -------------
        Total increase (decrease) ..............       10,410,080       (60,167,965)
                                                    -------------     -------------
NET ASSETS
        Beginning of period ....................       44,341,011       104,508,976
                                                    -------------     -------------
        End of period* .........................    $  54,751,091     $  44,341,011
                                                    =============     =============
      * Including undistributed net
        investment income of: ..................    $          --     $          --
                                                    =============     =============

                See accompanying notes to financial statements

                                                                  S&P 500                         S&P MidCap
                                                                Index Fund                        Index Fund
                                                     -------------------------------     -------------------------------
                                                   Six Months Ended      Year Ended    Six Months Ended       Year Ended
                                                   February 28, 1999     August 31,    February 28, 1999      August 31,
                                                      (Unaudited)           1998          (Unaudited)           1998
                                                     -------------     -------------     -------------     -------------
OPERATIONS:
        Net investment income ...................    $     882,715     $   1,493,833     $     313,002     $     610,803
        Net realized gain on investments ........        3,127,495           401,247         7,061,695         4,397,743
        Net realized gain on
                futures contracts ...............          954,083         1,118,763           929,893           686,563
        Change in unrealized
                appreciation of investments .....       21,222,965         3,903,283         1,641,954        (8,335,339)
        Change in unrealized
                appreciation of futures contracts        1,812,163        (2,115,151)          779,205        (1,183,655)
                                                     -------------     -------------     -------------     -------------
        Net increase (decrease) in net
                assets resulting from operations        27,999,421         4,801,975        10,725,749        (3,823,885)
        Undistributed investment income
                included in price of shares sold
                  and repurchased ...............           27,354            22,942              (965)           (3,241)
DISTRIBUTIONS TO
        SHAREHOLDERS:
        Distributions from net investment
                income ..........................         (927,387)       (1,315,692)         (302,922)         (609,429)
        Distributions from realized capital
                gains on investments ............       (2,601,666)       (1,420,007)       (6,720,682)       (3,571,025)
CAPITAL SHARE
        TRANSACTIONS:
        Increase in net assets
                resulting from capital share
                   transactions .................       12,231,825        13,671,516         7,826,448         1,591,295
                                                     -------------     -------------     -------------     -------------
        Total increase (decrease) ...............       36,729,547        15,760,734        11,527,628        (6,416,285)
NET ASSETS
        Beginning of period .....................       87,620,603        71,859,869        39,854,616        46,270,901
                                                     -------------     -------------     -------------     -------------
        End of period* ..........................    $ 124,350,150     $  87,620,603     $  51,382,244     $  39,854,616
                                                     =============     =============     =============     =============
      * Including undistributed net
        investment income of: ...................    $     269,192     $     286,510     $      29,233     $      20,118
                                                     =============     =============     =============     =============

                See accompanying notes to financial statements

                                                            S&P SmallCap                           Equity
                                                             Index Fund                         Income Fund
                                                    -----------------------------     -----------------------------
                                                 Six Months Ended     Year Ended   Six Months Ended     Year Ended
                                                 February 28, 1999    August 31,   February 28, 1999    August 31,
                                                    (Unaudited)          1998         (Unaudited)          1998
                                                    ------------     ------------     ------------     ------------
OPERATIONS:
        Net investment income ..................    $     38,665     $     99,419     $    145,705     $    311,183
        Net realized gain (loss)
                on investments .................        (148,834)         460,964           63,778         (175,735)
        Net realized gain (loss) on
                futures contracts ..............          62,524         (125,034)        (291,121)         398,923
        Change in unrealized appreciation
                of investments .................         904,160       (2,376,553)       1,509,209         (247,662)
        Change in unrealized appreciation
                of futures contracts ...........         242,161         (337,712)         912,516         (964,544)
                                                    ------------     ------------     ------------     ------------
        Net increase (decrease) in net
                assets resulting from operations       1,098,676       (2,278,916)       2,340,087         (677,835)
        Undistributed investment income
                included in price of shares sold
                  and repurchased ..............            (430)           8,068           (7,381)          16,013
DISTRIBUTIONS TO
        SHAREHOLDERS:
        Distributions from net investment
                income .........................         (38,737)        (106,655)        (170,505)        (306,453)
        Distributions from realized capital
                gains on investments ...........        (110,068)        (301,178)              --         (304,321)
CAPITAL SHARE
        TRANSACTIONS:
        Increase (decrease) in net assets
                resulting from capital share
                   transactions ................        (466,838)       4,662,012       (1,285,957)       3,606,133
                                                    ------------     ------------     ------------     ------------
        Total increase .........................         482,603        1,983,331          876,244        2,333,537
NET ASSETS
        Beginning of period ....................       7,916,252        5,932,921       12,080,056        9,746,519
                                                    ------------     ------------     ------------     ------------
        End of period* .........................    $  8,398,855     $  7,916,252     $ 12,956,300     $ 12,080,056
                                                    ============     ============     ============     ============
      * Including undistributed net
        investment income of: ..................    $         --     $         --     $      2,852     $     35,033
                                                    ============     ============     ============     ============

                See accompanying notes to financial statements

                                                      California Tax Free Income Fund
                                    -------------------------------------------------------------------
                                           Six Months Ended
                                           February 28, 1999                      Year Ended
                                              (Unaudited)                       August 31, 1998
                                    -------------------------------     -------------------------------
                                        Shares             Value            Shares            Value
                                    -------------     -------------     -------------     -------------
Shares sold ....................        9,028,547     $ 119,422,584        13,772,812     $ 178,386,066
Shares issued in reinvestment of
   dividends ...................          327,930         4,342,552           758,108         9,811,775
                                    -------------     -------------     -------------     -------------
                                        9,356,477       123,765,136        14,530,920       188,197,841
Shares repurchased .............       (9,788,910)     (129,684,786)      (13,928,582)     (180,745,863)
                                    -------------     -------------     -------------     -------------
   Net increase (decrease) .....         (432,433)    $  (5,919,650)          602,338     $   7,451,978
                                    =============     =============     =============     =============

                                                    California Insured Intermediate Fund
                                    -------------------------------------------------------------------
                                            Six Months Ended
                                            February 28, 1999                     Year Ended
                                              (Unaudited)                       August 31, 1998
                                    -------------------------------     -------------------------------
                                        Shares            Value             Shares            Value
                                    -------------     -------------     -------------     -------------
Shares sold ....................          256,141     $   2,802,139           460,985     $   4,960,936
Shares issued in reinvestment of
   dividends ...................           45,160           493,407            68,160           734,678
                                    -------------     -------------     -------------     -------------
                                          301,301         3,295,546           529,145         5,695,614
Shares repurchased .............         (147,715)       (1,612,608)         (646,021)       (6,953,397)
                                    -------------     -------------     -------------     -------------
   Net increase (decrease) .....          153,586     $   1,682,938          (116,876)    $  (1,257,783)
                                    =============     =============     =============     =============

                                         California Tax-Free                  The United States
                                          Money Market Fund                     Treasury Trust
                                    -------------------------------     -------------------------------
                                  Six Months Ended                    Six Months Ended
                                  February 28, 1999    Year ended     February 28, 1999    Year Ended
                                     (Unaudited)     August 31, 1998     (Unaudited)     August 31, 1998
                                    -------------     -------------     -------------     -------------
                                     Shares/Value      Shares/Value      Shares/Value      Shares/Value
                                    -------------     -------------     -------------     -------------
Shares sold ....................      126,533,739       278,519,260       110,963,082       141,142,619
Shares issued in reinvestment of
   dividends ...................        1,031,396         2,875,691         1,036,412         2,130,742
                                    -------------     -------------     -------------     -------------
                                      127,565,135       281,394,951       111,999,494       143,273,361
Shares repurchased .............      (92,629,195)     (285,977,333)     (101,569,281)     (203,448,427)
                                    -------------     -------------     -------------     -------------
   Net increase (decrease) .....       34,935,940        (4,582,382)       10,430,213        60,175,066
                                    =============     =============     =============     =============

See accompanying notes to financial statements

                                                      U.S. Government Securities Fund
                                    -------------------------------------------------------------------
                                            Six Months Ended
                                            February 28, 1999                     Year Ended
                                              (Unaudited)                       August 31, 1998
                                    -------------------------------     -------------------------------
                                        Shares            Value             Shares            Value
                                    -------------     -------------     -------------     -------------
Shares sold ....................          859,548     $   9,729,195         1,569,018     $  16,951,443
Shares issued in reinvestment of
   dividends ...................          108,155         1,218,457           135,540         1,463,419
                                    -------------     -------------     -------------     -------------
                                          967,703        10,947,652         1,704,558        18,414,862
Shares repurchased .............       (1,023,268)      (11,487,051)       (1,525,106)      (16,437,729)
                                    -------------     -------------     -------------     -------------
   Net increase (decrease) .....          (55,565)    $    (539,399)          179,452     $   1,977,133
                                    =============     =============     =============     =============

                                                             S&P 500 Index Fund
                                    -------------------------------------------------------------------
                                            Six Months Ended
                                            February 28, 1999                     Year Ended
                                              (Unaudited)                       August 31, 1998
                                    -------------------------------     -------------------------------
                                        Shares            Value             Shares            Value
                                    -------------     -------------     -------------     -------------
Shares sold ....................          918,864     $  22,400,285         1,102,164     $  25,262,969
Shares issued in reinvestment of
   dividends ...................          136,639         3,359,263           119,309         2,591,113
                                    -------------     -------------     -------------     -------------
                                        1,055,503        25,759,548         1,221,473        27,854,082
Shares repurchased .............         (546,681)      (13,527,723)         (624,706)      (14,182,566)
                                    -------------     -------------     -------------     -------------
   Net increase ................          508,822     $  12,231,825           596,767     $  13,671,516
                                    =============     =============     =============     =============

                                                            S&P MidCap Index Fund
                                    -------------------------------------------------------------------
                                            Six Months Ended
                                            February 28, 1999                     Year Ended
                                              (Unaudited)                       August 31, 1998
                                    -------------------------------     -------------------------------
                                        Shares            Value             Shares            Value
                                    -------------     -------------     -------------     -------------
Shares sold ....................          384,572     $   6,979,506           295,197     $   5,711,888
Shares issued in reinvestment of
   dividends ...................          392,245         6,550,690           207,684         3,706,528
                                    -------------     -------------     -------------     -------------
                                          776,817        13,530,196           502,881         9,418,416
Shares repurchased .............         (326,744)       (5,703,748)         (408,733)       (7,827,121)
                                    -------------     -------------     -------------     -------------
   Net increase ................          450,073     $   7,826,448            94,148     $   1,591,295
                                    =============     =============     =============     =============

                See accompanying notes to financial statements

                                                          S&P SmallCap Index Fund
                                    -------------------------------------------------------------------
                                            Six Months Ended
                                            February 28, 1999                     Year Ended
                                              (Unaudited)                       August 31, 1998
                                    -------------------------------     -------------------------------
                                        Shares            Value             Shares            Value
                                    -------------     -------------     -------------     -------------
Shares sold ....................          522,927     $   5,500,973           562,478     $   7,251,518
Shares issued in reinvestment of
   dividends ...................           13,231           143,819            31,999           389,142
                                    -------------     -------------     -------------     -------------
                                          536,158         5,644,792           594,477         7,640,660
Shares repurchased .............         (566,271)       (6,111,630)         (242,139)       (2,978,648)
                                    -------------     -------------     -------------     -------------
   Net increase (decrease) .....          (30,113)    $    (466,838)          352,338     $   4,662,012
                                    =============     =============     =============     =============

                                                             Equity Income Fund
                                    -------------------------------------------------------------------
                                            Six Months Ended
                                            February 28, 1999                     Year Ended
                                              (Unaudited)                       August 31, 1998
                                    -------------------------------     -------------------------------
                                        Shares            Value             Shares            Value
                                    -------------     -------------     -------------     -------------
Shares sold ....................          130,719     $   1,804,623           493,129     $   6,918,782
Shares issued in reinvestment of
   dividends ...................           12,539           165,265            44,457           592,174
                                    -------------     -------------     -------------     -------------
                                          143,258         1,969,888           537,586         7,510,956
Shares repurchased .............         (242,273)       (3,255,845)         (300,004)       (3,904,823)
                                    -------------     -------------     -------------     -------------
   Net increase (decrease) .....          (99,015)    $  (1,285,957)          237,582     $   3,606,133
                                    =============     =============     =============     =============

                See accompanying notes to financial statements

                             FINANCIAL HIGHLIGHTS
               (For a share outstanding throughout each period)

                                                                    California Tax-Free Money Market Fund
                                              ---------------------------------------------------------------------------------
                                           Six Months Ended  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                           February 28, 1999 August 31,    August 31,    August 31,    August 31,    August 31,
                                              (Unaudited)       1998          1997          1996          1995          1994
                                              ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period .......  $    1.000     $    1.000    $    1.000    $    1.000    $    1.000    $    1.000
                                              ----------     ----------    ----------    ----------    ----------    ----------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ...................       0.013          0.030         0.031         0.032         0.032         0.022
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...............................      (0.013)        (0.030)       (0.031)       (0.032)       (0.032)       (0.022)
                                              ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period .............  $    1.000     $    1.000    $    1.000    $    1.000    $    1.000    $    1.000
                                              ==========     ==========    ==========    ==========    ==========    ==========

Total Return ...............................        1.28%          3.09%         3.09%         3.26%         3.27%         2.18%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ....  $  123,172     $   88,236    $   92,818    $  103,402    $   80,412    $   85,935
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ....        0.63%*         0.61%         0.61%         0.61%         0.66%         0.68%
          After expense reimbursements .....        0.40%*         0.40%         0.40%         0.40%         0.40%         0.35%
   Ratio of net investment income to average
       net assets:
          Before expense reimbursements ....        2.32%*         2.77%         2.86%         2.90%         2.97%         1.83%
          After expense reimbursements .....        2.55%*         2.98%         3.07%         3.11%         3.23%         2.16%

              See accompanying notes to the financial statements

*Annualized

               (For a share outstanding throughout each period)

                                                                       California Tax-Free Income Fund
                                              ---------------------------------------------------------------------------------
                                           Six Months Ended  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                           February 28, 1999 August 31,    August 31,    August 31,    August 31,    August 31,
                                              (Unaudited)       1998          1997          1996          1995          1994
                                              ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period .......  $    13.18     $    12.86    $    12.31    $    12.22    $    12.17    $    13.39
                                              ----------     ----------    ----------    ----------    ----------    ----------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ...................        0.30           0.58          0.60          0.62          0.61          0.65
   Net gain (loss) on securities (both
      realized and unrealized) .............        0.01           0.51          0.54          0.09          0.30         (0.92)
                                              ----------     ----------    ----------    ----------    ----------    ----------
         Total from investment operations ..        0.31           1.09          1.14          0.71          0.91         (0.27)
                                              ----------     ----------    ----------    ----------    ----------    ----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...............................       (0.28)         (0.58)        (0.59)        (0.62)        (0.66)        (0.66)
   Distributions from capital gains ........       (0.09)         (0.19)           --            --         (0.20)        (0.29)
                                              ----------     ----------    ----------    ----------    ----------    ----------
         Total distributions ...............       (0.37)         (0.77)        (0.59)        (0.62)        (0.86)        (0.95)
                                              ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period .............  $    13.12     $    13.18    $    12.86    $    12.31    $    12.22    $    12.17
                                              ==========     ==========    ==========    ==========    ==========    ==========

Total Return ...............................        2.37%          8.75%         9.48%         5.40%         8.01%        (2.15)%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ....  $  218,691     $  225,507    $  212,198    $  194,926    $  196,046    $  225,087
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ....        0.61%*         0.61%         0.59%         0.60%         0.62%         0.60%
          After expense reimbursements .....        0.61%*         0.61%         0.59%         0.60%         0.62%         0.60%
   Ratio of net investment income to average
       net assets:
          Before expense reimbursements ....        4.29%*         4.47%         4.75%         4.96%         5.13%         5.09%
          After expense reimbursements .....        4.29%*         4.47%         4.75%         4.96%         5.13%         5.09%
   Portfolio Turnover ......................        8.01%         20.95%        34.96%        10.34%        32.21%        31.27%

* Annualized

              See accompanying notes to the financial statements

               (For a share outstanding throughout each period)

                                                                    California Insured Intermediate Fund
                                              ---------------------------------------------------------------------------------
                                           Six Months Ended  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                           February 28, 1999 August 31,    August 31,    August 31,    August 31,    August 31,
                                              (Unaudited)       1998          1997          1996          1995          1994
                                              ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period .......  $    10.92     $    10.72    $    10.42    $    10.49    $    10.23    $    10.65
                                              ----------     ----------    ----------    ----------    ----------    ----------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ...................        0.21           0.44          0.45          0.46          0.44          0.44
   Net gain (loss) on securities (both
     realized and unrealized) ..............        0.07           0.25          0.30         (0.07)         0.30         (0.42)
                                              ----------     ----------    ----------    ----------    ----------    ----------
        Total from investment operations ...        0.28           0.69          0.75          0.39          0.74          0.02
                                              ----------     ----------    ----------    ----------    ----------    ----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...............................       (0.21)         (0.44)        (0.45)        (0.46)        (0.48)        (0.44)
   Distributions from capital gains ........       (0.12)         (0.05)           --            --            --            --
                                              ----------     ----------    ----------    ----------    ----------    ----------
         Total distributions ...............       (0.33)         (0.49)        (0.45)        (0.46)        (0.48)        (0.44)
                                              ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period .............  $    10.87     $    10.92    $    10.72    $    10.42    $    10.49    $    10.23
                                              ==========     ==========    ==========    ==========    ==========    ==========

Total Return ...............................        2.57%          6.64%         7.34%         3.75%         7.46%         0.23%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ....  $   25,138     $   23,572    $   24,390    $   24,207    $   23,515    $   21,800
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ....        0.68%*         0.70%         0.70%         0.70%         0.76%         0.88%
          After expense reimbursements .....        0.55%*         0.55%         0.55%         0.55%         0.60%         0.46%
   Ratio of net investment income to average
       net assets:
          Before expense reimbursements ....        3.81%*         3.94%         4.12%         4.22%         4.19%         3.77%
          After expense reimbursements .....        3.94%*         4.09%         4.27%         4.37%         4.35%         4.19%
   Portfolio Turnover ......................        3.64%         26.76%        32.11%        36.08%        43.56%         8.91%

* Annualized

              See accompanying notes to the financial statements

               (For a share outstanding throughout each period)

                                                                       U.S Government Securities Fund
                                              ---------------------------------------------------------------------------------
                                           Six Months Ended  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                           February 28, 1999 August 31,    August 31,    August 31,    August 31,    August 31,
                                              (Unaudited)       1998          1997          1996          1995          1994
                                              ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period .......  $    11.30     $    10.38    $    10.15    $    10.66    $    10.30    $    11.76
                                              ----------     ----------    ----------    ----------    ----------    ----------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ...................        0.29           0.59          0.64          0.66          0.70          0.67
   Net gain (loss) on securities (both
      realized and unrealized) .............       (0.30)          1.01          0.36         (0.51)         0.41         (1.40)
                                              ----------     ----------    ----------    ----------    ----------    ----------
         Total from investment operations ..       (0.01)          1.60          1.00          0.15          1.11         (0.73)
                                              ----------     ----------    ----------    ----------    ----------    ----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...............................       (0.28)         (0.61)        (0.63)        (0.66)        (0.75)        (0.67)
   Distributions from capital gains ........       (0.26)         (0.07)        (0.14)           --            --         (0.06)
                                              ----------     ----------    ----------    ----------    ----------    ----------
         Total distributions ...............       (0.54)         (0.68)        (0.77)        (0.66)        (0.75)        (0.73)
                                              ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period .............  $    10.75     $    11.30    $    10.38    $    10.15    $    10.66    $    10.30
                                              ==========     ==========    ==========    ==========    ==========    ==========

Total Return ...............................       (0.27)%        15.88%        10.00%         1.26%        11.42%        (6.44)%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ....  $   33,707     $   36,063    $   31,277    $   29,088    $   29,884    $   30,228
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ....        0.67%*         0.68%         0.69%         0.71%         0.75%         0.73%
          After expense reimbursements .....        0.65%*         0.65%         0.65%         0.65%         0.64%         0.62%
   Ratio of net investment income to average
       net assets:
          Before expense reimbursements ....        5.00%*         5.46%         6.00%         6.10%         6.72%         5.99%
          After expense reimbursements .....        5.02%*         5.49%         6.04%         6.16%         6.83%         6.10%
   Portfolio Turnover ......................       72.80%         65.27%       170.76%        89.11%       169.83%       129.06%

* Annualized

              See accompanying notes to the financial statements

               (For a share outstanding throughout each period)

                                                                     The United States Treasury Trust
                                              ---------------------------------------------------------------------------------
                                           Six Months Ended  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                           February 28, 1999 August 31,    August 31,    August 31,    August 31,    August 31,
                                              (Unaudited)       1998          1997          1996          1995          1994
                                              ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period .......  $    1.000     $    1.000    $    1.000    $    1.000    $    1.000    $    1.000
                                              ----------     ----------    ----------    ----------    ----------    ----------v
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ...................       0.020          0.051         0.048         0.050         0.050         0.031
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...............................      (0.020)        (0.051)       (0.048)       (0.050)       (0.050)       (0.031)
                                              ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period .............  $    1.000     $    1.000    $    1.000    $    1.000    $    1.000    $    1.000
                                              ==========     ==========    ==========    ==========    ==========    ==========

Total Return ...............................        2.10%          5.21%         4.92%         5.11%         5.10%         3.11%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ....  $   54,571     $   44,341    $  104,509    $   37,903    $   29,797    $   19,268
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ....        0.62%*         0.64%         0.64%         0.66%         0.72%         0.75%
          After expense reimbursements .....        0.43%*         0.40%         0.40%         0.43%         0.50%         0.52%
   Ratio of net investment income to average
       net assets:
          Before expense reimbursements ....        3.99%*         4.54%         4.58%         4.60%         4.75%         2.62%
          After expense reimbursements .....        4.18%*         4.78%         4.82%         4.83%         4.97%         2.85%

* Annualized

              See accompanying notes to the financial statements

               (For a share outstanding throughout each period)

                                                                              S&P 500 Index Fund
                                              ---------------------------------------------------------------------------------
                                           Six Months Ended  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                           February 28, 1999 August 31,    August 31,    August 31,    August 31,    August 31,
                                              (Unaudited)       1998          1997          1996          1995          1994
                                              ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period .......  $    20.90     $    19.98    $    14.81    $    13.31    $    11.38    $    11.25
                                              ----------     ----------    ----------    ----------    ----------    ----------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ...................        0.21           0.36          0.38          0.36          0.39          0.30
   Net gain on securities (both
     realized and unrealized) ..............        6.12           1.28          5.44          2.05          1.94          0.26
                                              ----------     ----------    ----------    ----------    ----------    ----------
        Total from investment operations ...        6.33           1.64          5.82          2.41          2.33          0.56
                                              ----------     ----------    ----------    ----------    ----------    ----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...............................       (0.20)         (0.34)        (0.37)        (0.37)        (0.37)        (0.30)
   Distributions from capital gains ........       (0.58)         (0.38)        (0.28)        (0.54)        (0.03)        (0.13)
                                              ----------     ----------    ----------    ----------    ----------    ----------
         Total distributions ...............       (0.78)         (0.72)        (0.65)        (0.91)        (0.40)        (0.43)
                                              ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period .............  $    26.45     $    20.90    $    19.98    $    14.81    $    13.31    $    11.38
                                              ==========     ==========    ==========    ==========    ==========    ==========

Total Return ...............................       30.60%          8.14%        40.19%        18.63%        21.06%         5.17%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ....  $  124,350     $   87,621    $   71,860    $   43,849    $   21,800    $   14,830
   Ratio of expenses to average net
       assets:
       Before expense reimbursements .......        0.38%*         0.40%         0.46%         0.57%         1.04%         1.01%
       After expense reimbursements ........        0.20%*         0.20%         0.20%         0.20%         0.20%         0.20%
Ratio of net investment income to average
    net assets:
       Before expense reimbursements .......        1.40%*         1.48%         1.85%         2.13%         2.40%         1.95%
       After expense reimbursements ........        1.58%*         1.68%         2.11%         2.50%         3.24%         2.76%
Portfolio Turnover .........................        6.24%          1.82%         2.10%         1.87%         3.68%         1.22%

* Annualized

              See accompanying notes to the financial statements

               (For a share outstanding throughout each period)

                                                                           S&P MidCap Index Fund
                                              ---------------------------------------------------------------------------------
                                           Six Months Ended  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                           February 28, 1999 August 31,    August 31,    August 31,    August 31,    August 31,
                                              (Unaudited)       1998          1997          1996          1995          1994
                                              ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period .......  $    15.41     $    18.57    $    14.45    $    13.82    $    12.21    $    12.23
                                              ----------     ----------    ----------    ----------    ----------    ----------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ...................        0.10           0.23          0.22          0.24          0.26          0.22
   Net gain (loss) on securities (both
      realized and unrealized) .............        4.02          (1.76)         4.85          1.33          2.04          0.22
                                              ----------     ----------    ----------    ----------    ----------    ----------
         Total from investment operations ..        4.12          (1.53)         5.07          1.57          2.30          0.44
                                              ----------     ----------    ----------    ----------    ----------    ----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...............................       (0.10)         (0.23)        (0.22)        (0.25)        (0.25)        (0.22)
   Distributions from capital gains ........       (2.51)         (1.40)        (0.73)        (0.69)        (0.44)        (0.24)
                                              ----------     ----------    ----------    ----------    ----------    ----------
Total distributions ........................       (2.61)         (1.63)        (0.95)        (0.94)        (0.69)        (0.46)
                                              ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period .............  $    16.92     $    15.41    $    18.57    $    14.45    $    13.82    $    12.21
                                              ==========     ==========    ==========    ==========    ==========    ==========

Total Return ...............................       27.08%         (9.37)%       36.63%        11.77%        20.24%         3.75%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ....  $   51,382     $   39,855    $   46,271    $   33,559    $   26,168    $   21,789
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ....        0.57%*         0.56%         0.61%         0.71%         0.80%         0.97%
          After expense reimbursements .....        0.40%*         0.40%         0.40%         0.40%         0.40%         0.40%
   Ratio of net investment income to average
       net assets:
          Before expense reimbursements ....        1.10%*         1.04%         1.19%         1.38%         1.70%         1.30%
          After expense reimbursements .....        1.27%*         1.20%         1.40%         1.69%         2.10%         1.87%
   Portfolio Turnover ......................       25.34%         19.35%        17.80%        18.18%        11.71%        15.01%

* Annualized

              See accompanying notes to the financial statements

                (For a share outstanding throughout the period)

                                                          S&P SmallCap Index Fund
                                              ----------------------------------------------
                                           Six Months Ended      Year Ended     October 2, `96*
                                           February 28, 1999     August 31,          to
                                              (Unaudited)           1998        August 31, `97
                                              ----------         ----------       ----------
Net asset value, beginning of period .......  $     9.46         $    12.25       $    10.00
                                              ----------         ----------       ----------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ...................        0.05               0.13             0.23
   Net gain (loss) on securities (both
      realized and unrealized) .............        1.08              (2.39)            2.22
                                              ----------         ----------       ----------
         Total from investment operations ..        1.13              (2.26)            2.45
                                              ----------         ----------       ----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...............................       (0.05)             (0.14)           (0.20)
   Distributions from capital gains ........       (0.13)             (0.39)              --
                                              ----------         ----------       ----------
Total distributions ........................       (0.18)             (0.53)           (0.20)
                                              ----------         ----------       ----------
Net asset value, end of period .............  $    10.41         $     9.46       $    12.25
                                              ==========         ==========       ==========

Total Return ...............................       11.86%             19.38%           24.86%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ....  $    8,399         $    7,916       $    5,933
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ....        1.11%**            1.10%            2.32%**
          After expense reimbursements .....        0.65%**            0.65%            0.65%**
   Ratio of net investment income to average
       net assets:
          Before expense reimbursements ....        0.38%**            0.57%            0.27%**
          After expense reimbursements .....        0.84%**            1.02%            1.94%**
   Portfolio Turnover ......................       16.05%             24.58%           19.99%

                                                             Equity Income Fund
                                              ----------------------------------------------
                                            Six Months Ended     Year Ended    September 4,`96*
                                            February 28, `99     August 31,           to
                                              (Unaudited)           1998        August 31, `97
                                              ----------         ----------       ----------
Net asset value, beginning of period .......  $    11.98         $    12.64       $    10.00
                                              ----------         ----------       ----------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ...................        0.22               0.37             0.39
   Net gain (loss) on securities (both
      realized and unrealized) .............        2.22              (0.25)            2.84
                                              ----------         ----------       ----------
         Total from investment operations ..        2.44               0.12             3.23
                                              ----------         ----------       ----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...............................       (0.18)             (0.37)           (0.32)
   Distributions from capital gains ........          --              (0.41)           (0.27)
                                              ----------         ----------       ----------
Total distributions ........................       (0.18)             (0.78)           (0.59)
                                              ----------         ----------       ----------
Net asset value, end of period .............  $    14.24         $    11.98       $    12.64
                                              ==========         ==========       ==========

Total Return ...............................       20.48%              0.46%           33.28%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ....  $   12,956         $   12,080       $    9,747
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ....        0.86%**            0.91%            1.55%**
          After expense reimbursements .....        0.80%**            0.78%            0.76%**
   Ratio of net investment income to average
       net assets:
          Before expense reimbursements ....        2.22%**            2.56%            2.48%**
          After expense reimbursements .....        2.28%**            2.69%            3.27%**
   Portfolio Turnover ......................       14.70%             41.23%            2.80%

*  Commencement of Operations
** Annualized

              See accompanying notes to the financial statements

                          CALIFORNIA INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS
                               February 28, 1999
                                  (Unaudited)

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Equity Income Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issued an unlimited number of no par value shares in one or more series. The investment objectives of the Funds are as follows. California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of current income by investing primarily in income producing equity securities. The following is a summary of significant accounting policies followed by the Funds.

          (a) Security Valuation --- Portfolio securities of the S&P 500, S&P MidCap and S&P SmallCap Index Funds and the Equity Income Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund, California Insured Intermediate Fund and the U.S. Government Securities Fund are valued by an independent pricing service that uses market quotations, representing the mean between the latest available bid and asked prices, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Trustees. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

          (b) Futures Contracts --- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Equity Income

                          CALIFORNIA INVESTMENT TRUST

                               February 28, 1999
                                  (Unaudited)

Note 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES  (Continued)

     Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

          (c) Federal Income Taxes --- No provision is considered necessary for Federal income taxes. The Funds intend to qualify for an elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. California Tax-Free Money Market Fund has capital loss carryovers available to offset future gains, if any, of $28,920 which expire as follows, $9,949 in 1999, $4,130 in 2000, $1,920 in 2003 and $12,921 in 2004.

          (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with tax regulations. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and the Equity Income Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures contracts and post October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

          (e) Equalization --- The California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and the Equity Income Fund follow the accounting practice of "equalization" whereby part of the proceeds from capital share transactions equivalent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

          (f) Concentration --- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.

          (g) Use of Estimates in Financial Statements --- In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the period. Actual results may differ from these estimates.

                          CALIFORNIA INVESTMENT TRUST

                               February 28, 1999
                                  (Unaudited)

NOTE 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

     CCM Partners ("CCM"), a California Limited Partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

     In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives as compensation at the annual rate of .25% and .40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund and Equity Income Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. CCM has agreed to reduce its fee by, or reimburse the Funds for, any amount necessary to prevent the Funds' total expenses, excluding extraordinary items, from exceeding 1.00% of the Funds' average daily net assets. The manager has voluntarily reimbursed more expenses than contractually obliged. This voluntary reimbursement may cease at any time without prior notice. Reimbursement from the manager for the six month period ended February 28, 1999, is as follows:


     California Tax-Free Money Market Fund ...............         $114,714
     California Insured Intermediate Fund ................         $ 15,447
     U.S. Government Securities Fund .....................         $  3,188
     The United States Treasury Trust ....................         $ 50,629
     S&P 500 Index Fund ..................................         $101,643
     S&P MidCap Index Fund ...............................         $ 42,414
     S&P SmallCap Fund ...................................         $ 21,165
     Equity Income Fund ..................................         $  4,116


Roderick Baldwin is the Portfolio Manager for the Stock Funds. He has been employed by the Manager since February 16, 1999. Prior to his employment with CCMPartners, Mr. Baldwin handled the day-to-day management of the Stock Funds as part of his duties as Director of Index Investment Management with Bank of America Capital Management, a wholly owned subsidiary of Bank of America NT&SA. Mr. Baldwin was with Bank of America Capital Management from 1976 to 1999. In addition to his duties relating to the Stock Funds, he was responsible for managing index products for Bank of America NT&SA. As a result of the Bank of America and Nations Bank merger, the Board of Trustees of the Trust authorized the Manager to terminate Bank of America NT&SA/TradeStreet Investment Associates, Inc. as the sub-adviser to the Stock Funds. The Manager is entirely responsible for paying the Sub-Adviser according to the following schedule:

For the S&P 500 Index Fund, S&P MidCap Index Fund, and S&P SmallCap Index Fund, the Sub-Adviser will receive from the Manager a monthly fee, calculated at the annual rate of 0.10% of average daily net assets up to $50 million and 0.50% of average daily net assets above $50 million. For the Equity Income Fund, the Sub-Adviser will

                          CALIFORNIA INVESTMENT TRUST

                               February 28, 1999
                                  (Unaudited)

receive from the Manager a monthly fee, calculated at the annual rate of 0.15% of average daily net assets up to $50 million and 0.10% of average daily net assets above $50 million, pursuant to a Sub-Advisory Agreement with the Manager.

     NOTE 3 --- PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities other than short-term investments during the period ended February 28, 1999 were as follows:

                                                  PURCHASES        SALES
                                                 -----------    -----------
     California Tax-Free Income Fund ........    $17,302,697    $22,575,936
     California Insured Tax-Free Income Fund     $ 2,383,834    $   881,089
     U.S. Government Securities Fund ........    $26,537,265    $26,011,054
     S&P 500 Index Fund .....................    $22,892,370    $ 6,184,994
     S&P Midcap Index Fund ..................    $16,273,280    $11,302,103
     Equity Income Fund .....................    $ 1,317,260    $ 2,299,378
     S&P SmallCap Index Fund ................    $ 1,259,327    $   908,242

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California Tax-Free Income Fund

California Insured Intermediate Fund

California Tax-Free Money Market Fund



U.S. Government Securities Fund

The United States Treasury Trust



S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Equity Income Fund